First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 36.0%
	Collateralized Mortgage Obligations — 0.2%
	Federal Home Loan Mortgage Corporation
$276,786	Series 2017-4656, Class EZ	4.00%	02/15/47	$259,584
	Federal National Mortgage Association
1,811,068	Series 2012-20, Class ZT	3.50%	03/25/42	1,695,993
1,948,092	Series 2012-84, Class VZ	3.50%	08/25/42	1,813,033
235,868	Series 2018-38, Class PA	3.50%	06/25/47	226,454
662,865	Series 2018-43, Class CT	3.00%	06/25/48	593,579
176,980	Series 2018-86, Class JA	4.00%	05/25/47	171,643
86,008	Series 2018-94, Class KD	3.50%	12/25/48	81,035
101,928	Series 2019-1, Class KP	3.25%	02/25/49	94,445
62,323	Series 2019-20, Class BA	3.50%	02/25/48	60,555
49,086	Series 2019-52, Class PA	3.00%	09/25/49	43,203
	Government National Mortgage Association
179,728	Series 2018-115, Class DE	3.50%	08/20/48	171,279
202,098	Series 2018-124, Class NW	3.50%	09/20/48	192,584
354,822	Series 2019-12, Class QA	3.50%	09/20/48	341,055
28,026	Series 2019-71, Class PT	3.00%	06/20/49	25,922
383,108	Series 2019-119, Class JE	3.00%	09/20/49	347,612
				6,117,976
	Pass-through Securities — 35.8%
	Federal Home Loan Mortgage Corporation
58,891	Pool C91981	3.00%	02/01/38	55,205
52,943	Pool G07961	3.50%	03/01/45	49,846
50,805	Pool G08692	3.00%	02/01/46	46,068
1,474,845	Pool G08715	3.00%	08/01/46	1,336,179
29,156	Pool G08721	3.00%	09/01/46	26,404
334,621	Pool G08726	3.00%	10/01/46	303,626
809,993	Pool G08732	3.00%	11/01/46	730,826
106,417	Pool G08738	3.50%	12/01/46	99,718
211,701	Pool G08741	3.00%	01/01/47	191,338
147,947	Pool G08747	3.00%	02/01/47	133,711
103,697	Pool G08748	3.50%	02/01/47	97,340
479,855	Pool G08750	3.00%	03/01/47	433,509
112,836	Pool G08766	3.50%	06/01/47	105,698
299,468	Pool G08788	3.50%	11/01/47	280,307
991,970	Pool G08792	3.50%	12/01/47	928,396
134,424	Pool G08800	3.50%	02/01/48	125,711
204,743	Pool G08816	3.50%	06/01/48	191,282
57,793	Pool G08833	5.00%	07/01/48	58,584
10,895	Pool G08838	5.00%	09/01/48	11,003
191,674	Pool G08843	4.50%	10/01/48	190,347
42,892	Pool G08844	5.00%	10/01/48	43,452
118,559	Pool G08849	5.00%	11/01/48	119,835
439,310	Pool G16085	2.50%	02/01/32	415,806
266,567	Pool G16350	2.50%	10/01/32	252,285
319,010	Pool G16396	3.50%	02/01/33	310,421
921,436	Pool G16524	3.50%	05/01/33	896,576
102,921	Pool G18670	3.00%	12/01/32	98,654
29,989	Pool G18691	3.00%	06/01/33	28,375
83,761	Pool G18713	3.50%	11/01/33	81,093
1,312,593	Pool G60038	3.50%	01/01/44	1,240,580
349,530	Pool G60080	3.50%	06/01/45	328,867

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$712,704	Pool G60344	4.00%	12/01/45	$697,587
227,470	Pool G60440	3.50%	03/01/46	213,647
704,924	Pool G60582	3.50%	05/01/46	661,428
670,967	Pool G60658	3.50%	07/01/46	635,730
303,641	Pool G61556	3.50%	08/01/48	284,274
2,072,530	Pool G61748	3.50%	11/01/48	1,939,910
692,046	Pool G67700	3.50%	08/01/46	651,916
1,552,084	Pool G67703	3.50%	04/01/47	1,455,033
5,739,678	Pool G67706	3.50%	12/01/47	5,377,200
1,410,779	Pool G67707	3.50%	01/01/48	1,322,554
7,563,798	Pool G67708	3.50%	03/01/48	7,082,163
1,442,411	Pool G67709	3.50%	03/01/48	1,355,623
1,119,839	Pool G67710	3.50%	03/01/48	1,044,600
1,635,896	Pool G67714	4.00%	07/01/48	1,590,566
2,248,924	Pool G67717	4.00%	11/01/48	2,186,606
3,472,703	Pool G67718	4.00%	01/01/49	3,366,808
120,387	Pool Q44452	3.00%	11/01/46	108,769
215,571	Pool Q50135	3.50%	08/01/47	201,867
8,698,152	Pool QA7837	3.50%	03/01/50	8,136,856
15,252,020	Pool QE0312	2.00%	04/01/52	12,598,903
22,414,241	Pool QE0521	2.50%	04/01/52	19,246,248
14,269,775	Pool RA3078	3.00%	07/01/50	12,799,154
396,999	Pool RE6029	3.00%	02/01/50	348,781
13,537,930	Pool SD0231	3.00%	01/01/50	12,181,406
3,706,994	Pool SD7511	3.50%	01/01/50	3,444,068
11,575,836	Pool SD7513	3.50%	04/01/50	10,806,336
6,787,341	Pool SD7518	3.00%	06/01/50	6,107,210
14,979,801	Pool SD8189	2.50%	01/01/52	12,835,234
18,839,658	Pool SD8194	2.50%	02/01/52	16,164,069
22,830,658	Pool SD8205	2.50%	04/01/52	19,570,783
19,476,669	Pool SD8212	2.50%	05/01/52	16,696,453
260,236	Pool U90772	3.50%	01/01/43	245,530
317,581	Pool U99114	3.50%	02/01/44	299,639
650,386	Pool ZA4692	3.50%	06/01/46	609,364
312,234	Pool ZM0063	4.00%	08/01/45	305,280
14,759,819	Pool ZM1779	3.00%	09/01/46	13,401,639
3,161,148	Pool ZS4667	3.00%	06/01/46	2,863,948
5,205,231	Pool ZS4688	3.00%	11/01/46	4,691,092
8,427,059	Pool ZS4735	3.50%	09/01/47	7,776,847
310,361	Pool ZS8602	3.00%	03/01/31	298,708
608,885	Pool ZS9844	3.50%	07/01/46	570,353
1,692,276	Pool ZT0277	3.50%	10/01/46	1,585,539
761,071	Pool ZT0531	3.50%	04/01/47	712,677
735,025	Pool ZT0536	3.50%	03/01/48	687,444
2,341,327	Pool ZT0537	3.50%	03/01/48	2,197,979
405,138	Pool ZT0542	4.00%	07/01/48	393,481
86,426	Pool ZT1403	3.50%	11/01/33	83,583
1,147,677	Pool ZT1703	4.00%	01/01/49	1,111,461
	Federal National Mortgage Association
2,543,970	Pool AL8825	3.50%	06/01/46	2,384,153
113,585	Pool AN2786	2.76%	09/01/36	94,476

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,067,600	Pool AS0225	4.00%	08/01/43	$1,043,827
1,352,055	Pool AS3134	3.50%	08/01/44	1,272,121
314,156	Pool AS6620	3.50%	02/01/46	294,453
99,110	Pool AS9334	3.00%	03/01/32	94,896
75,495	Pool AS9749	4.00%	06/01/47	73,323
79,064	Pool BD7081	4.00%	03/01/47	76,814
5,976,602	Pool BE3774	4.00%	07/01/47	5,806,810
775,067	Pool BJ2692	3.50%	04/01/48	724,123
980,472	Pool BM1903	3.50%	08/01/47	917,758
258,521	Pool BM2000	3.50%	05/01/47	243,018
689,090	Pool BM3260	3.50%	01/01/48	644,153
362,274	Pool BM4299	3.00%	03/01/30	351,116
327,121	Pool BM4304	3.00%	02/01/30	317,431
811,228	Pool BM4472	3.50%	07/01/48	758,497
1,733,079	Pool BM5585	3.00%	11/01/48	1,558,225
13,478,108	Pool BN7755	3.00%	09/01/49	12,128,440
29,031,801	Pool BQ6913	2.00%	12/01/51	23,995,880
48,154,969	Pool BQ7006	2.00%	01/01/52	39,794,481
9,416,104	Pool BV8515	3.00%	05/01/52	8,349,131
988,076	Pool CA0854	3.50%	12/01/47	923,747
470,698	Pool CA0907	3.50%	12/01/47	440,054
391,027	Pool CA0996	3.50%	01/01/48	365,529
2,890,381	Pool CA1182	3.50%	02/01/48	2,701,903
483,825	Pool CA1187	3.50%	02/01/48	453,561
335,578	Pool CA1710	4.50%	05/01/48	332,450
221,445	Pool CA1711	4.50%	05/01/48	219,279
130,000	Pool CA2208	4.50%	08/01/48	128,964
480,663	Pool CA2327	4.00%	09/01/48	467,874
3,045,555	Pool CA3633	3.50%	06/01/49	2,839,629
12,622,879	Pool CA4534	3.00%	11/01/49	11,358,619
4,234,318	Pool FM2870	3.00%	03/01/50	3,791,649
7,215,388	Pool FM5397	3.00%	12/01/50	6,482,811
29,526,942	Pool FS1598	2.00%	04/01/52	24,393,512
232,426	Pool MA1146	4.00%	08/01/42	225,011
414,761	Pool MA1373	3.50%	03/01/43	390,893
427,096	Pool MA2077	3.50%	11/01/34	412,817
114,434	Pool MA2145	4.00%	01/01/45	111,886
474,506	Pool MA2670	3.00%	07/01/46	429,297
456,344	Pool MA2806	3.00%	11/01/46	411,958
12,815	Pool MA2896	3.50%	02/01/47	11,992
414,353	Pool MA3057	3.50%	07/01/47	387,923
186,573	Pool MA3088	4.00%	08/01/47	180,609
434,192	Pool MA3210	3.50%	12/01/47	405,118
4,847,460	Pool MA3238	3.50%	01/01/48	4,533,709
415,061	Pool MA3239	4.00%	01/01/48	400,358
203,849	Pool MA3276	3.50%	02/01/48	190,535
588,520	Pool MA3332	3.50%	04/01/48	549,025
159,333	Pool MA3336	3.50%	04/01/38	150,851
109,867	Pool MA3410	3.50%	07/01/33	106,241
145,326	Pool MA3537	4.50%	12/01/48	144,145
595,294	Pool MA3846	3.00%	11/01/49	527,976

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$9,481,835	Pool MA4093	2.00%	08/01/40	$8,183,884
6,539,295	Pool MA4128	2.00%	09/01/40	5,644,141
7,271,457	Pool MA4152	2.00%	10/01/40	6,276,052
3,908,321	Pool MA4176	2.00%	11/01/40	3,373,306
13,914,213	Pool MA4364	2.00%	06/01/41	12,009,196
19,017,027	Pool MA4548	2.50%	02/01/52	16,301,791
76,775,000	Pool TBA (a)	3.00%	12/15/52	67,978,014
46,525,000	Pool TBA (a)	4.00%	12/15/52	44,007,924
132,150,000	Pool TBA (a)	4.50%	12/15/52	128,660,414
97,225,000	Pool TBA (a)	5.00%	12/15/52	96,769,258
154,900,000	Pool TBA (a)	2.00%	01/15/53	127,780,398
129,225,000	Pool TBA (a)	2.50%	01/15/53	110,714,529
	Government National Mortgage Association
185,021	Pool MA1157	3.50%	07/20/43	176,339
545,996	Pool MA2825	3.00%	05/20/45	506,209
183,777	Pool MA3521	3.50%	03/20/46	173,928
7,809,620	Pool MA3662	3.00%	05/20/46	7,197,559
705,400	Pool MA3663	3.50%	05/20/46	668,085
476,228	Pool MA3735	3.00%	06/20/46	438,096
9,693,504	Pool MA3937	3.50%	09/20/46	9,185,597
133,866	Pool MA4069	3.50%	11/20/46	126,101
77,363	Pool MA4195	3.00%	01/20/47	70,698
92,353	Pool MA4196	3.50%	01/20/47	87,220
463,379	Pool MA4261	3.00%	02/20/47	423,692
118,644	Pool MA4262	3.50%	02/20/47	111,955
3,000,702	Pool MA4322	4.00%	03/20/47	2,909,138
3,163,189	Pool MA4382	3.50%	04/20/47	2,973,186
37,523	Pool MA4453	4.50%	05/20/47	37,480
39,796	Pool MA4586	3.50%	07/20/47	37,406
258,777	Pool MA4588	4.50%	07/20/47	257,812
698,719	Pool MA4651	3.00%	08/20/47	639,169
1,009,247	Pool MA4652	3.50%	08/20/47	951,261
349,433	Pool MA4719	3.50%	09/20/47	330,855
42,048	Pool MA4722	5.00%	09/20/47	42,729
34,797	Pool MA4777	3.00%	10/20/47	31,842
872,820	Pool MA4778	3.50%	10/20/47	822,627
833,053	Pool MA4836	3.00%	11/20/47	765,366
866,143	Pool MA4837	3.50%	11/20/47	815,629
289,863	Pool MA4838	4.00%	11/20/47	281,100
48,055	Pool MA4901	4.00%	12/20/47	46,603
223,430	Pool MA4961	3.00%	01/20/48	205,075
301,407	Pool MA4962	3.50%	01/20/48	284,040
436,915	Pool MA4963	4.00%	01/20/48	423,598
221,544	Pool MA5078	4.00%	03/20/48	214,850
604,123	Pool MA5136	3.50%	04/20/48	569,318
462,090	Pool MA5399	4.50%	08/20/48	458,916
183,338	Pool MA5466	4.00%	09/20/48	176,743
48,683	Pool MA5467	4.50%	09/20/48	48,339
130,188	Pool MA5597	5.00%	11/20/48	131,001
143,835	Pool MA5976	3.50%	06/20/49	132,757
38,006	Pool MA6030	3.50%	07/20/49	35,016

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$207,303	Pool MA6080	3.00%	08/20/49	$186,045
53,275,000	Pool TBA (a)	2.50%	12/15/52	46,840,379
				1,101,063,105
	Total U.S. Government Agency Mortgage-Backed Securities			1,107,181,081
	(Cost $1,147,207,674)

CORPORATE BONDS AND NOTES — 25.0%
	Aerospace/Defense — 0.4%
3,208,000	BAE Systems Holdings, Inc. (b)	3.85%	12/15/25	3,092,587
8,500,000	Boeing (The) Co.	1.43%	02/04/24	8,116,466
1,610,000	Boeing (The) Co.	4.88%	05/01/25	1,595,995
				12,805,048
	Agriculture — 0.6%
3,715,000	BAT Capital Corp.	3.56%	08/15/27	3,391,356
1,400,000	BAT Capital Corp.	2.73%	03/25/31	1,103,717
4,530,000	BAT Capital Corp.	4.39%	08/15/37	3,573,139
1,855,000	BAT Capital Corp.	4.54%	08/15/47	1,348,167
2,500,000	BAT Capital Corp.	5.65%	03/16/52	2,095,383
4,250,000	Reynolds American, Inc.	5.70%	08/15/35	3,930,904
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	3,270,362
				18,713,028
	Airlines — 0.5%
863,597	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	740,778
103,814	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	93,886
3,571,897	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,210,893
4,402,061	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	3,781,924
7,822,134	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	6,993,314
348,413	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	336,674
				15,157,469
	Banks — 8.5%
4,565,000	Bank of America Corp. (c)	3.00%	12/20/23	4,559,714
9,965,000	Bank of America Corp. (c)	3.37%	01/23/26	9,533,250
325,000	Bank of America Corp. (c)	1.73%	07/22/27	284,971
4,765,000	Bank of America Corp. (c)	2.69%	04/22/32	3,865,496
3,165,000	Bank of America Corp. (c)	2.57%	10/20/32	2,522,625
18,465,000	Bank of America Corp., Series N (c)	1.66%	03/11/27	16,371,517
1,300,000	Bank of America Corp., Series N (c)	2.65%	03/11/32	1,056,056
1,500,000	Bank of America Corp., Medium-Term Note (c)	1.32%	06/19/26	1,354,000
1,345,000	Bank of America Corp., Medium-Term Note (c)	3.97%	03/05/29	1,250,420
11,320,000	Bank of America Corp., Medium-Term Note (c)	2.09%	06/14/29	9,564,463
2,839,000	Bank of America Corp., Medium-Term Note (c)	3.97%	02/07/30	2,613,808
5,265,000	Bank of America Corp., Medium-Term Note (c)	1.92%	10/24/31	4,083,655
2,180,000	Citigroup, Inc. (c)	0.98%	05/01/25	2,034,367
2,375,000	Citigroup, Inc. (c)	3.52%	10/27/28	2,174,599
4,110,000	Citigroup, Inc. (c)	2.98%	11/05/30	3,509,392

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$2,000,000	Citigroup, Inc. (c)	2.67%	01/29/31	$1,662,423
1,670,000	Citigroup, Inc. (c)	4.41%	03/31/31	1,554,281
6,040,000	Citigroup, Inc. (c)	2.57%	06/03/31	4,956,858
720,000	Citigroup, Inc. (c)	2.56%	05/01/32	576,617
15,740,000	Citigroup, Inc. (c)	3.06%	01/25/33	12,949,629
5,140,000	Goldman Sachs Group (The), Inc.	3.20%	02/23/23	5,121,803
10,000,000	Goldman Sachs Group (The), Inc.	1.22%	12/06/23	9,642,647
1,995,000	Goldman Sachs Group (The), Inc. (c)	0.93%	10/21/24	1,903,113
950,000	Goldman Sachs Group (The), Inc. (c)	3.27%	09/29/25	915,095
9,860,000	Goldman Sachs Group (The), Inc. (c)	1.43%	03/09/27	8,674,484
9,105,000	Goldman Sachs Group (The), Inc. (c)	1.54%	09/10/27	7,871,826
1,345,000	Goldman Sachs Group (The), Inc. (c)	1.99%	01/27/32	1,039,704
7,710,000	Goldman Sachs Group (The), Inc. (c)	2.38%	07/21/32	6,096,195
6,060,000	Goldman Sachs Group (The), Inc. (c)	2.65%	10/21/32	4,871,820
13,465,000	JPMorgan Chase & Co. (c)	0.97%	06/23/25	12,523,830
8,015,000	JPMorgan Chase & Co. (c)	1.56%	12/10/25	7,405,931
1,895,000	JPMorgan Chase & Co. (c)	2.01%	03/13/26	1,761,731
2,585,000	JPMorgan Chase & Co. (c)	3.96%	01/29/27	2,485,350
10,455,000	JPMorgan Chase & Co. (c)	1.58%	04/22/27	9,236,212
2,625,000	JPMorgan Chase & Co. (c)	2.74%	10/15/30	2,232,357
8,025,000	JPMorgan Chase & Co. (c)	2.58%	04/22/32	6,512,884
4,790,000	JPMorgan Chase & Co. (c)	2.55%	11/08/32	3,837,474
495,000	Morgan Stanley (c)	0.99%	12/10/26	434,342
1,990,000	Morgan Stanley (c)	2.48%	09/16/36	1,480,739
2,350,000	Morgan Stanley (c)	5.30%	04/20/37	2,190,257
7,135,000	Morgan Stanley, Global Medium-Term Note (c)	1.51%	07/20/27	6,212,207
760,000	Morgan Stanley, Global Medium-Term Note (c)	2.24%	07/21/32	593,279
13,355,000	Morgan Stanley, Medium-Term Note (c)	1.16%	10/21/25	12,223,301
8,125,000	Morgan Stanley, Medium-Term Note (c)	1.93%	04/28/32	6,240,956
3,200,000	Morgan Stanley, Medium-Term Note (c)	2.51%	10/20/32	2,547,463
3,030,000	PNC Financial Services Group (The), Inc. (c)	6.04%	10/28/33	3,185,529
3,080,000	US Bancorp (c)	5.85%	10/21/33	3,213,516
4,385,000	Wells Fargo & Co. (c)	2.19%	04/30/26	4,086,115
10,185,000	Wells Fargo & Co., Medium-Term Note (c)	3.53%	03/24/28	9,468,775
9,444,000	Wells Fargo & Co., Medium-Term Note (c)	2.39%	06/02/28	8,358,074
5,790,000	Wells Fargo & Co., Medium-Term Note (c)	2.88%	10/30/30	4,985,915
15,370,000	Wells Fargo & Co., Medium-Term Note (c)	3.35%	03/02/33	13,159,481
3,350,000	Wells Fargo & Co., Medium-Term Note (c)	4.90%	07/25/33	3,230,599
				260,221,145
	Beverages — 0.1%
200,000	Anheuser-Busch InBev Worldwide, Inc.	4.44%	10/06/48	176,174
4,300,000	Constellation Brands, Inc.	2.88%	05/01/30	3,705,257
				3,881,431
	Biotechnology — 0.1%
1,412,000	Amgen, Inc.	4.40%	05/01/45	1,222,067
3,010,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	2,367,456
				3,589,523
	Chemicals — 0.2%
4,758,000	International Flavors & Fragrances, Inc. (b)	2.30%	11/01/30	3,743,864

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Chemicals (Continued)
$3,114,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	$2,690,917
				6,434,781
	Commercial Services — 0.1%
1,730,000	Global Payments, Inc.	5.40%	08/15/32	1,662,059
2,366,000	Global Payments, Inc.	5.95%	08/15/52	2,167,881
				3,829,940
	Diversified Financial Services — 0.6%
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,792,724
940,000	Air Lease Corp.	3.38%	07/01/25	887,755
3,000,000	Air Lease Corp.	4.63%	10/01/28	2,805,266
360,000	Air Lease Corp., Medium-Term Note	2.30%	02/01/25	335,343
7,930,000	Capital One Financial Corp. (c)	1.34%	12/06/24	7,567,716
3,755,000	Discover Financial Services	3.95%	11/06/24	3,654,454
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	409,526
				17,452,784
	Electric — 1.6%
1,000,000	AEP Transmission Co. LLC	3.75%	12/01/47	780,709
4,128,000	Alliant Energy Finance LLC (b)	3.75%	06/15/23	4,094,938
2,655,000	Alliant Energy Finance LLC (b)	1.40%	03/15/26	2,286,490
200,000	Ameren Illinois Co.	3.70%	12/01/47	160,178
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	2,217,343
750,000	Cleco Power LLC	6.00%	12/01/40	717,960
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	420,966
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,630,836
5,150,000	Duke Energy Corp.	2.55%	06/15/31	4,240,186
2,000,000	Duke Energy Corp.	3.85%	06/15/34	2,005,741
750,000	Entergy Texas, Inc.	3.45%	12/01/27	695,758
9,101,000	FirstEnergy Transmission LLC (b)	2.87%	09/15/28	7,952,718
3,855,000	Interstate Power and Light Co.	2.30%	06/01/30	3,178,546
1,500,000	ITC Holdings Corp. (b)	2.95%	05/14/30	1,275,683
1,750,000	Jersey Central Power & Light Co. (b)	4.30%	01/15/26	1,692,778
830,000	Metropolitan Edison Co. (b)	4.00%	04/15/25	794,928
2,253,000	Metropolitan Edison Co. (b)	4.30%	01/15/29	2,127,635
10,000,000	Niagara Mohawk Power Corp. (b)	3.03%	06/27/50	6,240,335
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	792,670
3,480,000	Southwestern Public Service Co., Series 9	5.15%	06/01/52	3,199,665
700,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	677,247
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,344,487
				48,527,797
	Entertainment — 0.5%
9,840,000	Warnermedia Holdings, Inc. (b)	5.05%	03/15/42	7,888,785
11,190,000	Warnermedia Holdings, Inc. (b)	5.14%	03/15/52	8,683,497
				16,572,282
	Food — 0.3%
643,000	Chobani LLC / Chobani Finance Corp., Inc. (b)	4.63%	11/15/28	567,324
5,885,000	Kraft Heinz Foods Co.	5.20%	07/15/45	5,576,419
3,570,000	Pilgrim’s Pride Corp. (b)	3.50%	03/01/32	2,878,152
				9,021,895

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Gas — 0.1%
$500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	$346,835
3,856,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	3,850,867
200,000	Spire, Inc.	3.54%	02/27/24	195,245
				4,392,947
	Healthcare-Products — 0.3%
525,000	Alcon Finance Corp. (b)	2.75%	09/23/26	481,556
1,500,000	Alcon Finance Corp. (b)	2.60%	05/27/30	1,261,650
3,015,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	2,501,613
5,000,000	PerkinElmer, Inc.	2.55%	03/15/31	4,062,037
				8,306,856
	Healthcare-Services — 1.4%
2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	1,672,244
1,845,000	Centene Corp.	4.25%	12/15/27	1,734,697
9,311,000	Centene Corp.	2.45%	07/15/28	7,839,659
2,982,000	Centene Corp.	3.00%	10/15/30	2,464,026
2,135,000	CommonSpirit Health	2.76%	10/01/24	2,043,268
1,985,000	CommonSpirit Health	3.35%	10/01/29	1,729,233
475,000	CommonSpirit Health	2.78%	10/01/30	383,636
3,250,000	HCA, Inc. (b)	3.13%	03/15/27	2,957,968
8,233,000	HCA, Inc.	4.13%	06/15/29	7,532,312
3,800,000	HCA, Inc.	3.50%	09/01/30	3,272,674
3,250,000	HCA, Inc. (b)	3.63%	03/15/32	2,781,063
4,330,000	HCA, Inc. (b)	4.63%	03/15/52	3,497,439
500,000	Humana, Inc.	3.15%	12/01/22	500,000
360,000	Humana, Inc.	2.90%	12/15/22	359,765
140,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	128,634
1,803,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	1,523,427
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	170,271
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	143,997
2,630,000	Universal Health Services, Inc. (b)	1.65%	09/01/26	2,258,557
				42,992,870
	Insurance — 1.4%
2,465,000	Aon Corp. / Aon Global Holdings PLC	3.90%	02/28/52	1,923,223
5,090,000	Athene Global Funding, SOFR + 0.70% (b) (d)	4.50%	05/24/24	4,993,142
2,145,000	Athene Global Funding (b)	3.21%	03/08/27	1,927,756
5,585,000	Athene Global Funding (b)	1.99%	08/19/28	4,539,025
2,605,000	Athene Global Funding (b)	2.72%	01/07/29	2,172,965
1,650,000	Farmers Exchange Capital (b)	7.05%	07/15/28	1,712,680
2,200,000	Farmers Exchange Capital II (b) (c)	6.15%	11/01/53	2,122,506
1,770,000	Farmers Exchange Capital III (b) (c)	5.45%	10/15/54	1,602,898
600,000	Farmers Insurance Exchange (b)	8.63%	05/01/24	620,216
3,495,000	Farmers Insurance Exchange (b) (c)	4.75%	11/01/57	2,873,425
7,000,000	National General Holdings Corp. (b)	6.75%	05/15/24	7,013,552
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (d)	5.58%	12/15/24	1,525,077
3,630,000	New York Life Insurance Co. (b)	3.75%	05/15/50	2,795,260
1,790,000	Teachers Insurance & Annuity Association of America (b)	4.90%	09/15/44	1,674,490
3,910,000	Teachers Insurance & Annuity Association of America (b)	4.27%	05/15/47	3,298,965
1,980,000	Teachers Insurance & Annuity Association of America (b) (c)	4.38%	09/15/54	1,893,327
				42,688,507

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Internet — 0.1%
$1,945,000	Netflix, Inc.	4.63%	05/15/29	$2,027,770
	Lodging — 0.1%
4,385,000	Hyatt Hotels Corp.	1.80%	10/01/24	4,111,116
	Media — 1.0%
875,000	Cable One, Inc. (b)	4.00%	11/15/30	706,252
1,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	1,452,603
1,410,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	1,058,323
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,260,438
6,920,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	5,732,775
1,960,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	1,578,016
3,570,000	Cox Communications, Inc. (b)	2.60%	06/15/31	2,864,147
4,670,000	Cox Enterprises, Inc. (b)	7.38%	07/15/27	4,970,943
8,275,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)	5.38%	08/15/26	1,355,312
3,000,000	Paramount Global	4.20%	05/19/32	2,492,100
8,320,000	Time Warner Cable LLC	5.50%	09/01/41	7,092,985
				30,563,894
	Miscellaneous Manufacturing — 0.1%
943,000	General Electric Co., Medium-Term Note, 3 Mo. LIBOR + 0.38% (d)	4.91%	05/05/26	903,537
1,304,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	1,482,192
				2,385,729
	Oil & Gas — 0.0%
400,000	Hess Corp.	5.60%	02/15/41	386,434
	Packaging & Containers — 0.5%
3,000,000	Amcor Finance USA, Inc.	3.63%	04/28/26	2,843,892
1,000,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	816,277
4,157,000	Berry Global, Inc.	1.57%	01/15/26	3,708,044
2,125,000	Berry Global, Inc. (b)	4.88%	07/15/26	2,041,657
2,650,000	Berry Global, Inc.	1.65%	01/15/27	2,237,996
3,670,000	WRKCo, Inc.	3.00%	06/15/33	2,936,600
				14,584,466
	Pharmaceuticals — 1.3%
4,997,000	AbbVie, Inc.	4.50%	05/14/35	4,738,086
1,045,000	Bayer US Finance II LLC (b)	3.38%	07/15/24	1,013,878
625,000	Bayer US Finance II LLC (b)	2.85%	04/15/25	587,014
7,880,000	Bayer US Finance II LLC (b)	4.25%	12/15/25	7,645,531
3,160,000	Bayer US Finance II LLC (b)	4.38%	12/15/28	3,002,556
815,000	Bayer US Finance II LLC (b)	4.63%	06/25/38	707,589
1,750,000	Bayer US Finance II LLC (b)	4.40%	07/15/44	1,390,113
2,540,000	Bayer US Finance II LLC (b)	4.88%	06/25/48	2,219,610
2,107,000	Becton Dickinson and Co.	3.73%	12/15/24	2,057,004
2,000,000	Cigna Corp.	3.40%	03/01/27	1,890,521
75,000	Cigna Corp.	3.05%	10/15/27	69,282
2,060,000	Cigna Corp.	3.88%	10/15/47	1,633,532

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$1,279,000	Cigna Corp.	3.40%	03/15/51	$935,677
1,225,000	CVS Health Corp.	1.75%	08/21/30	976,918
1,850,000	CVS Health Corp.	5.13%	07/20/45	1,729,651
10,430,000	CVS Health Corp.	5.05%	03/25/48	9,698,885
				40,295,847
	Pipelines — 0.8%
583,000	Energy Transfer L.P.	5.50%	06/01/27	582,504
2,030,000	Energy Transfer L.P.	4.95%	06/15/28	1,966,052
3,200,000	Energy Transfer L.P.	4.90%	03/15/35	2,888,594
260,000	Energy Transfer L.P.	5.15%	03/15/45	222,685
2,600,000	Energy Transfer L.P.	6.13%	12/15/45	2,469,396
3,606,000	Energy Transfer L.P.	5.40%	10/01/47	3,118,318
1,135,000	Energy Transfer L.P.	6.25%	04/15/49	1,076,837
3,601,000	Energy Transfer L.P.	5.00%	05/15/50	2,973,518
3,640,000	NGPL PipeCo LLC (b)	4.88%	08/15/27	3,467,811
150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	149,429
425,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	370,783
1,350,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.80%	09/15/30	1,183,888
716,000	Rockies Express Pipeline LLC (b)	4.95%	07/15/29	645,136
1,500,000	Rockies Express Pipeline LLC (b)	4.80%	05/15/30	1,278,818
1,360,000	Rockies Express Pipeline LLC (b)	6.88%	04/15/40	1,134,696
329,909	Ruby Pipeline LLC (e) (f) (g)	8.00%	04/01/22	321,661
				23,850,126
	Real Estate Investment Trusts — 1.5%
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	580,532
500,000	American Assets Trust L.P.	3.38%	02/01/31	403,731
184,000	CubeSmart L.P.	2.25%	12/15/28	152,068
750,000	CubeSmart L.P.	4.38%	02/15/29	700,994
1,135,000	CubeSmart L.P.	2.50%	02/15/32	874,174
615,000	Extra Space Storage L.P.	2.55%	06/01/31	485,325
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,139,215
10,798,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	9,382,112
1,722,000	GLP Capital L.P. / GLP Financing II, Inc.	3.25%	01/15/32	1,362,013
895,000	Healthcare Realty Holdings L.P.	3.63%	01/15/28	798,438
2,000,000	Healthcare Realty Holdings L.P.	3.10%	02/15/30	1,680,849
7,235,000	Healthcare Realty Holdings L.P.	2.00%	03/15/31	5,501,719
3,930,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	3,333,612
1,000,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	872,070
740,000	Invitation Homes Operating Partnership L.P.	2.30%	11/15/28	612,599
860,000	Kilroy Realty L.P.	2.50%	11/15/32	623,282
1,093,000	Kilroy Realty L.P.	2.65%	11/15/33	778,970
1,135,000	Life Storage L.P.	2.20%	10/15/30	885,307
1,605,000	LXP Industrial Trust	2.70%	09/15/30	1,287,082
1,837,000	LXP Industrial Trust	2.38%	10/01/31	1,399,711
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	349,547
670,000	Piedmont Operating Partnership L.P.	3.15%	08/15/30	520,889
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	944,768
205,000	VICI Properties L.P.	4.95%	02/15/30	194,065
6,178,000	VICI Properties L.P.	5.13%	05/15/32	5,802,779
350,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	335,352
1,275,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.50%	09/01/26	1,195,421

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$1,425,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	5.75%	02/01/27	$1,382,652
195,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	176,164
750,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.50%	01/15/28	687,148
2,930,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.88%	02/15/29	2,575,171
				47,017,759
	Retail — 0.3%
7,335,000	7-Eleven, Inc. (b)	0.80%	02/10/24	6,961,158
5,035,000	Michaels (The) Cos., Inc. (b)	7.88%	05/01/29	2,986,384
				9,947,542
	Semiconductors — 0.1%
2,540,000	Broadcom, Inc. (b)	3.42%	04/15/33	2,066,055
2,000,000	Broadcom, Inc. (b)	3.47%	04/15/34	1,589,548
				3,655,603
	Software — 0.4%
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,250,868
510,000	Fiserv, Inc.	2.65%	06/01/30	432,179
10,000	Oracle Corp.	2.88%	03/25/31	8,375
3,000,000	Oracle Corp.	4.13%	05/15/45	2,293,813
2,050,000	Oracle Corp.	4.00%	11/15/47	1,518,496
2,535,000	Oracle Corp.	3.60%	04/01/50	1,767,700
3,397,000	Oracle Corp.	3.95%	03/25/51	2,490,434
1,510,000	Oracle Corp.	6.90%	11/09/52	1,675,353
				11,437,218
	Telecommunications — 2.1%
3,175,000	AT&T, Inc.	4.50%	05/15/35	2,912,285
3,500,000	AT&T, Inc.	5.25%	03/01/37	3,423,416
145,000	AT&T, Inc.	4.30%	12/15/42	121,593
6,270,000	AT&T, Inc.	4.75%	05/15/46	5,469,092
3,880,000	AT&T, Inc.	4.50%	03/09/48	3,244,104
1,382,000	AT&T, Inc.	3.80%	12/01/57	1,005,376
4,525,000	Level 3 Financing, Inc. (b)	3.75%	07/15/29	3,278,223
4,500,000	SES GLOBAL Americas Holdings, Inc. (b)	5.30%	03/25/44	3,531,226
4,446,875	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	4.74%	03/20/25	4,391,611
21,145,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	5.15%	03/20/28	20,827,545
3,415,000	T-Mobile USA, Inc.	3.75%	04/15/27	3,237,019
6,980,000	T-Mobile USA, Inc.	3.88%	04/15/30	6,417,415
8,231,000	T-Mobile USA, Inc.	2.55%	02/15/31	6,832,957
750,000	T-Mobile USA, Inc.	4.50%	04/15/50	634,745
				65,326,607
	Total Corporate Bonds and Notes			770,178,414
	(Cost $884,005,472)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 14.5%
$164,309,000	U.S. Treasury Bond	2.00%	11/15/41	$119,759,439
90,055,000	U.S. Treasury Bond	2.38%	02/15/42	70,105,707
52,470,000	U.S. Treasury Bond	4.00%	11/15/52	54,585,197
4,596,615	U.S. Treasury Inflation Indexed Note (h)	0.63%	07/15/32	4,327,526
29,845,000	U.S. Treasury Note	4.50%	11/30/24	29,935,934
69,840,000	U.S. Treasury Note	4.13%	10/31/27	70,737,553
93,170,000	U.S. Treasury Note	3.88%	11/30/27	93,526,666
2,480,000	U.S. Treasury Note	4.13%	11/15/32	2,577,262
	Total U.S. Government Bonds and Notes			445,555,284
	(Cost $477,893,242)

ASSET-BACKED SECURITIES — 13.7%
	ACE Securities Corp. Home Equity Loan Trust
14,815,425	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)	4.34%	01/25/37	7,798,512
12,832,388	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)	4.25%	02/25/37	5,746,581
	AGL CLO Ltd.
13,000,000	Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (b) (d)	5.40%	07/20/34	12,655,500
	AMMC CLO Ltd.
1,063,393	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (b) (d)	5.22%	10/16/28	1,060,631
	AMSR Trust
5,000,000	Series 2021-SFR3, Class G (b)	3.80%	10/17/38	4,190,637
	Argent Securities, Inc.
114,058	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.74% (d)	4.78%	10/25/35	110,326
	Asset Backed Funding Certificates Trust
8,475,994	Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (d)	4.15%	01/25/37	4,952,266
	Bardot CLO Ltd.
10,400,000	Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.60% (b) (d)	5.92%	10/22/32	10,045,958
	Barings CLO Ltd.
263,353	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (d)	5.04%	01/20/28	261,371
12,500,000	Series 2019-2A, Class A2R, 3 Mo. LIBOR + 1.70% (b) (d)	5.78%	04/15/36	11,916,662
	Brazos Higher Education Authority, Inc.
274,405	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (d)	5.36%	10/27/36	271,305
	Carrington Mortgage Loan Trust
18,000,000	Series 2006-NC4, Class A4, 1 Mo. LIBOR + 0.24% (d)	4.28%	10/25/36	14,177,140
569,872	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.53% (d)	4.57%	02/25/36	556,974
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (b)	(i)	09/10/29	13,259,638
	CF Hippolyta Issuer LLC
9,408,779	Series 2020-1, Class A1 (b)	1.69%	07/15/60	8,340,109
	CIFC Funding Ltd.
5,610,000	Series 2021-7A, Class A1, 3 Mo. LIBOR + 1.13% (b) (d)	5.45%	01/23/35	5,446,924
	Citigroup Mortgage Loan Trust
277,213	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.44% (d)	4.45%	08/25/36	275,413
	Dryden Senior Loan Fund
810,702	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (b) (d)	4.98%	04/15/29	798,501
569,518	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (d)	5.81%	08/15/30	563,638
	ECMC Group Student Loan Trust
1,503,039	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (d)	5.07%	05/25/67	1,445,983
	EFS Volunteer No 3 LLC
80,613	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (d)	5.02%	04/25/33	79,682

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Elmwood CLO VI Ltd.
$13,400,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	5.89%	10/20/34	$12,837,152
	First Franklin Mortgage Loan Trust
16,365,876	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.32% (d)	4.36%	10/25/36	11,083,011
12,180,948	Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (d)	3.40%	03/25/37	6,963,061
	GE-WMC Mortgage Securities LLC
404,580	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (d)	4.70%	10/25/35	379,682
	GoldenTree Loan Management US CLO Ltd.
5,000,000	Series 2020-8A, Class AR, 3 Mo. LIBOR + 1.15% (b) (d)	5.39%	10/20/34	4,852,780
	GSAA Home Equity Trust
626,966	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.65% (d)	4.69%	06/25/35	612,146
	GSAMP Trust
13,048,229	Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.30% (d)	4.34%	06/25/36	6,929,908
9,404,651	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)	4.18%	01/25/37	5,619,157
	JP Morgan Mortgage Acquisition Trust
8,578	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.41% (d)	4.45%	05/25/36	8,617
2,221,671	Series 2006-WF1, Class A6	6.50%	07/25/36	673,620
17,725,965	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (d)	4.32%	07/25/36	8,001,554
18,754,754	Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.50% (d)	4.54%	07/25/36	8,526,706
197,439	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (d)	4.32%	01/25/37	196,071
	Lehman XS Trust
2,902,210	Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.52% (d)	4.54%	05/25/46	2,522,118
	Long Beach Mortgage Loan Trust
432,576	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.44% (d)	4.48%	02/25/36	415,634
	Magnetite VII Ltd.
4,175,218	Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (b) (d)	4.88%	01/15/28	4,112,872
	Mastr Asset Backed Securities Trust
7,090,810	Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (d)	4.14%	08/25/36	2,481,566
	Merrill Lynch First Franklin Mortgage Loan Trust
277,265	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (d)	4.30%	06/25/37	212,943
	Mid-State Trust
107,862	Series 2003-11, Class A1	4.86%	07/15/38	103,722
	Morgan Stanley ABS Capital I, Inc. Trust
10,199,805	Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (d)	4.34%	06/25/36	5,321,660
5,520,605	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)	4.14%	10/25/36	2,616,868
319,951	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.57% (d)	4.61%	12/25/35	314,153
5,944,689	Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (d)	4.27%	11/25/36	3,558,146
26,211,325	Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (d)	4.25%	01/25/37	12,852,967
6,715,285	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)	4.30%	05/25/37	4,663,715
	Navient Student Loan Trust
203,655	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d)	4.53%	06/25/31	197,259
182,043	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (d)	4.66%	03/25/83	173,252
155,789	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (d)	4.64%	04/25/40	148,183
1,602,530	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (d)	5.52%	06/25/65	1,564,557
3,519,830	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (b) (d)	5.27%	06/25/65	3,391,177
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (d)	5.07%	07/26/66	294,880
	New Century Home Equity Loan Trust
705,261	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.83% (d)	4.87%	09/25/35	702,634
	New Residential Mortgage Loan Trust
16,615,000	Series 2022-SFR2, Class B (b)	3.75%	09/04/39	14,760,945
15,000,000	Series 2022-SFR2, Class E1 (b)	4.00%	09/04/39	12,261,485
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class AR, 3 Mo. LIBOR + 1.15% (b) (d)	5.39%	10/20/34	5,999,639
8,530,000	Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	5.94%	07/20/34	8,180,640

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Octagon Investment Partners 46 Ltd.
$14,000,000	Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (b) (d)	5.24%	07/15/36	$13,598,327
	OHA Credit Funding 4 Ltd.
12,685,000	Series 2019-4A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	5.97%	10/22/36	12,170,147
	Progress Residential Trust
9,120,000	Series 2021-SFR2, Class G (b)	4.25%	04/19/38	7,745,774
4,130,000	Series 2021-SFR3, Class G (b)	4.25%	05/17/26	3,522,705
	Rad CLO 14 Ltd.
10,000,000	Series 2021-14A, Class B, 3 Mo. LIBOR + 1.65% (b) (d)	5.73%	01/15/35	9,550,000
	Residential Asset Securities Corp.
77,426	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (d)	4.58%	04/25/36	75,981
620,552	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (d)	4.15%	04/25/36	607,466
	Rockford Tower CLO Ltd.
10,000,000	Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (b) (d)	5.43%	10/20/30	9,860,023
	Saxon Asset Securities Trust
553,439	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (d)	4.28%	05/25/47	390,126
	Securitized Asset-Backed Receivables LLC Trust
23,026,887	Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.38% (b) (d)	4.42%	11/25/36	11,866,315
	Skyline Aircraft Finance LLC
12,636,586	Series 2020-1, Class A (j) (k)	3.23%	05/10/38	11,247,825
	SLC Student Loan Trust
4,886,844	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (d)	3.45%	03/15/55	4,615,384
103,051	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (d)	3.45%	09/15/39	96,853
1,233,457	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)	4.89%	12/15/32	1,227,694
	SLM Student Loan Trust
434,284	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (d)	4.96%	01/25/41	421,793
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)	5.11%	10/27/70	63,284
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)	5.56%	01/25/83	100,476
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)	5.56%	04/26/83	577,709
4,164,551	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (d)	5.46%	07/25/23	4,026,037
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (d)	6.21%	07/26/83	274,550
1,920,466	Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (d)	5.86%	04/25/23	1,912,395
3,215,961	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (d)	5.22%	10/25/34	3,199,691
613,219	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (d)	4.72%	01/25/29	587,165
591,558	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (d)	4.67%	12/27/38	564,263
216,805	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (d)	4.77%	05/26/26	208,931
3,219,096	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (d)	4.67%	05/26/26	3,083,604
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)	5.82%	09/25/43	520,791
113,632	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (d)	4.47%	06/25/43	108,116
	Soundview Home Loan Trust
6,180,761	Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (d)	5.04%	09/25/37	4,232,023
	Structured Asset Investment Loan Trust
615,228	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (d)	4.84%	07/25/34	589,635
54,803	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (d)	4.78%	03/25/35	54,333
	Structured Asset Securities Corp. Mortgage Loan Trust
847,021	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (d)	4.97%	05/25/35	837,852
	TAL Advantage VII LLC
9,165,000	Series 2020-1A, Class A (b)	2.05%	09/20/45	7,991,959
	TIF Funding II LLC
7,937,833	Series 2020-1A, Class A (b)	2.09%	08/20/45	6,806,200
	Trestles CLO V Ltd.
13,000,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (b) (d)	5.41%	10/20/34	12,557,471

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
$13,000,000	Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.15% (b) (d)	5.23%	07/16/34	$12,599,382
	Wachovia Student Loan Trust
657,815	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (d)	4.53%	04/25/40	629,866
	WaMu Asset-Backed Certificates WaMu Trust
1,078,140	Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (d)	4.15%	04/25/37	421,288
3,741,329	Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (d)	4.23%	04/25/37	1,465,535
8,017,134	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)	4.29%	04/25/37	3,145,601
	Wellman Park CLO Ltd.
11,650,000	Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	5.68%	07/15/34	11,115,059
	Total Asset-Backed Securities			422,157,860
	(Cost $468,213,994)

MORTGAGE-BACKED SECURITIES — 11.6%
	Collateralized Mortgage Obligations — 8.2%
	Ajax Mortgage Loan Trust
2,557,268	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (b) (l)	2.86%	07/25/59	2,409,920
	Alternative Loan Trust
5,138,705	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (d)	4.52%	06/25/35	4,292,373
5,785,233	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 1.46% (d)	5.50%	11/25/35	5,115,822
5,609,165	Series 2005-67CB, Class A1	5.50%	01/25/36	4,301,122
2,622,596	Series 2007-13, Class A1	6.00%	06/25/47	1,394,692
	American Home Mortgage Assets Trust
12,075,430	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d)	2.39%	02/25/47	4,980,889
	American Home Mortgage Investment Trust
1,622,325	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)	4.60%	11/25/45	1,389,771
	Banc of America Funding Trust
456,503	Series 2014-R6, Class 2A13 (b) (m)	3.85%	07/26/36	437,584
	Bear Stearns Mortgage Funding Trust
95,512	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.42% (d)	4.46%	07/25/36	83,097
2,310,381	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)	4.22%	10/25/36	1,890,661
3,190,789	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (d)	4.23%	01/25/37	2,691,777
169,615	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (d)	4.20%	06/25/47	136,401
	CIM Trust
5,242,626	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (b) (d)	4.84%	09/25/58	5,093,513
2,933,221	Series 2019-R1, Class A (b)	3.25%	10/25/58	2,652,830
3,352,691	Series 2019-R4, Class A1 (b)	3.00%	10/25/59	3,040,153
5,513,536	Series 2020-R3, Class A1A (b)	4.00%	01/26/60	5,156,699
7,493,241	Series 2020-R4, Class A1A (b) (n)	3.30%	06/25/60	6,824,715
21,112,000	Series 2020-R7, Class A1B (b) (n)	2.25%	12/27/61	15,815,970
5,989,900	Series 2021-NR3, Class A1, steps up to 5.57% on 04/25/24 (b) (l)	2.57%	06/25/57	5,611,708
18,631,770	Series 2021-NR4, Class A1, steps up to 5.82% on 10/25/24 (b) (l)	2.82%	10/25/61	17,147,857
15,960,154	Series 2021-R3, Class A1A (b)	1.95%	06/25/57	14,038,831
	CitiMortgage Alternative Loan Trust
2,129,880	Series 2006-A4, Class 1A8	6.00%	09/25/36	1,876,704
	Credit Suisse Mortgage Trust
8,969,885	Series 2007-2, Class 1A4	5.75%	03/25/37	5,376,104
26,895,809	Series 2007-3, Class 1A1A	5.84%	04/25/37	6,870,106
14,672,762	Series 2021-RP11 (b) (d)	3.77%	10/25/61	11,215,242

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CSMCM Trust
$643,714	Series 2021-RP11 (b)	3.78%	10/27/61	$497,411
	GMACM Mortgage Loan Trust
1,280,265	Series 2006-J1, Class A4	5.75%	04/25/36	1,081,738
1,305,248	Series 2006-AR1, Class 1A1 (m)	2.98%	04/19/36	978,193
	GreenPoint Mortgage Funding Trust
70,984	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)	4.62%	02/25/36	59,502
	GSR Mortgage Loan Trust
21,406,942	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (d)	4.56%	08/25/46	5,712,458
	HarborView Mortgage Loan Trust
338,819	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.62% (d)	4.56%	11/19/35	257,977
1,132,092	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 2.00% (d)	6.02%	10/25/37	940,242
	HomeBanc Mortgage Trust
598,829	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (d)	4.78%	12/25/34	551,877
	Impac CMB Trust
162,291	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (d)	4.54%	04/25/35	147,670
524,998	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.27% (d)	4.30%	05/25/35	481,706
	IndyMac INDX Mortgage Loan Trust
1,291,546	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.60% (d)	4.64%	07/25/35	1,043,400
18,001,565	Series 2005-AR29, Class A1 (m)	3.31%	01/25/36	15,116,398
3,169,167	Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.40% (d)	4.44%	06/25/46	2,442,411
3,759,437	Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (d)	4.29%	07/25/37	3,206,606
	JP Morgan Mortgage Trust
1,482,040	Series 2006-A4, Class 1A1 (m)	3.48%	06/25/36	1,081,345
	Lehman XS Trust
240,506	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.38% (d)	4.42%	11/25/46	201,252
4,600,346	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.94% (d)	4.98%	09/25/47	4,081,386
2,381,936	Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.80% (d)	4.84%	09/25/47	1,941,249
	Merrill Lynch Alternative Note Asset Trust
3,180,429	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (d)	4.23%	07/25/47	2,679,752
	Morgan Stanley Mortgage Loan Trust
78,995	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (d)	5.02%	07/25/34	79,141
27,647	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (d)	4.30%	04/25/35	25,619
	MortgageIT Trust
47,331	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (d)	4.56%	12/25/35	44,514
	Nomura Resecuritization Trust
659,647	Series 2015-5R, Class 1A1 (b)	4.00%	08/26/37	654,567
	Opteum Mortgage Acceptance Corp.
907,114	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.76% (d)	4.80%	12/25/35	823,654
287,537	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.42% (d)	4.46%	04/25/36	246,052
	Pretium Mortgage Credit Partners LLC
10,407,820	Series 2022-RN3, Class A1 (b)	5.00%	08/25/52	10,122,681
	PRPM LLC
10,466,591	Series 2021-7, Class A1, steps up to 4.87% on 8/25/24 (b) (l)	1.87%	08/25/26	9,460,286
19,336,120	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (b) (l)	2.49%	10/25/26	17,871,257
	RALI Trust
6,440,077	Series 2007-QS7, Class 1A1	6.00%	05/25/37	5,120,282
3,216,883	Series 2007-QS9, Class A33	6.50%	07/25/37	2,570,311
	RFMSI Trust
6,516,775	Series 2007-S6, Class 1A4	6.00%	06/25/37	4,798,100
	Structured Adjustable Rate Mortgage Loan Trust
18,577	Series 2004-12, Class 3A1 (m)	3.88%	09/25/34	17,745

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Adjustable Rate Mortgage Loan Trust (Continued)
$24,350,531	Series 2006-2, Class 4A1 (m)	3.72%	03/25/36	$15,359,261
	Structured Asset Mortgage Investments II Trust
2,321,445	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)	4.50%	02/25/36	2,040,085
6,423,122	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (d)	4.46%	08/25/36	5,883,583
3,310,458	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (d)	3.19%	08/25/47	2,886,393
	WaMu Mortgage Pass-Through Certificates Trust
72,310	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (d)	4.72%	01/25/45	66,061
145,112	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.52% (d)	4.56%	11/25/45	129,210
191,010	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (d)	2.69%	02/25/46	167,201
297,192	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (d)	2.31%	05/25/46	254,407
				250,967,524
	Commercial Mortgage-Backed Securities — 3.4%
	BX Commercial Mortgage Trust
8,821,865	Series 2019-XL, Class A, 1 Mo. CME Term SOFR + 1.03% (b) (d)	4.83%	10/15/36	8,673,675
4,000,000	Series 2021-ARIA, Class F, 1 Mo. LIBOR + 2.59% (b) (d)	6.47%	10/15/36	3,519,476
4,633,575	Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (b) (d)	7.77%	10/15/38	4,263,353
	BXSC Commercial Mortgage Trust
8,450,000	Series 2022-WSS, Class D, 1 Mo. CME Term SOFR + 3.19% (b) (d)	6.98%	03/15/35	8,016,444
	CAMB Commercial Mortgage Trust
9,150,000	Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (b) (d)	6.42%	12/15/37	8,624,281
	DROP Mortgage Trust
12,284,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (b) (d)	5.58%	10/15/43	11,333,936
	Life Mortgage Trust
7,863,761	Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (b) (d)	6.83%	03/15/38	7,357,959
	Manhattan West
3,855,000	Series 2020-1MW, Class A (b)	2.13%	09/10/39	3,319,980
	Med Trust
7,000,000	Series 2021-MDLN, Class D, 1 Mo. LIBOR + 2.00% (b) (d)	5.88%	11/15/38	6,599,464
	MSCG Trust
13,828,705	Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (b) (d)	6.92%	10/15/37	13,008,786
	MSDB Trust
4,800,000	Series 2017-712F, Class A (b) (m)	3.43%	07/11/39	4,231,798
	NCMF Trust
10,000,000	Series 2022-MFP, Class C, 1 Mo. CME Term SOFR + 2.84% (b) (d)	6.63%	03/15/39	9,685,537
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (b) (m)	3.66%	01/05/43	6,576,251
	SFO Commercial Mortgage Trust
3,787,000	Series 2021-555, Class A, 1 Mo. LIBOR + 1.15% (b) (d)	5.03%	05/15/38	3,495,526
	SLG Office Trust
5,000,000	Series 2021-OVA, Class F (b)	2.85%	07/15/41	3,325,481
	TPGI Trust
4,500,000	Series 2021-DGWD, Class E, 1 Mo. LIBOR + 2.35% (b) (d)	6.23%	06/15/26	4,130,960

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	UBS-Barclays Commercial Mortgage Trust
$52,436	Series 2013-C6, Class A3	2.97%	04/10/46	$51,999
				106,214,906
	Total Mortgage-Backed Securities			357,182,430
	(Cost $413,673,536)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 7.8%
	Agriculture — 0.3%
1,780,000	Imperial Brands Finance PLC (USD) (b)	3.50%	02/11/23	1,769,973
2,325,000	Imperial Brands Finance PLC (USD) (b)	3.13%	07/26/24	2,218,649
1,790,000	Imperial Brands Finance PLC (USD) (b)	4.25%	07/21/25	1,709,873
3,295,000	Imperial Brands Finance PLC (USD) (b)	3.50%	07/26/26	3,035,899
				8,734,394
	Airlines — 0.0%
596,400	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (b)	3.30%	01/15/30	512,867
	Banks — 3.9%
12,020,000	Credit Suisse Group AG (USD) (b) (c)	1.31%	02/02/27	9,506,596
3,365,000	Credit Suisse Group AG (USD) (b)	4.28%	01/09/28	2,743,688
5,260,000	Credit Suisse Group AG (USD) (b) (c)	3.09%	05/14/32	3,588,328
9,640,000	Credit Suisse Group AG (USD) (b) (c)	6.54%	08/12/33	8,456,415
6,195,000	Credit Suisse Group AG (USD) (b) (c)	9.02%	11/15/33	6,295,260
7,000,000	DNB Bank ASA (USD) (b) (c)	1.61%	03/30/28	5,955,442
1,830,000	HSBC Holdings PLC (USD) (c)	2.10%	06/04/26	1,659,747
2,095,000	HSBC Holdings PLC (USD) (c)	4.76%	06/09/28	1,988,016
6,100,000	HSBC Holdings PLC (USD) (c)	2.01%	09/22/28	5,066,570
7,800,000	HSBC Holdings PLC (USD) (c)	2.21%	08/17/29	6,309,720
1,755,000	HSBC Holdings PLC (USD) (c)	2.36%	08/18/31	1,341,402
9,845,000	HSBC Holdings PLC (USD) (c)	2.80%	05/24/32	7,657,550
3,000,000	Lloyds Banking Group PLC (USD) (c)	3.87%	07/09/25	2,889,213
5,000,000	Lloyds Banking Group PLC (USD) (c)	1.63%	05/11/27	4,310,628
3,000,000	Lloyds Banking Group PLC (USD) (c)	3.57%	11/07/28	2,680,058
1,245,000	Lloyds Banking Group PLC (USD) (c)	4.98%	08/11/33	1,147,406
7,600,000	Macquarie Group Ltd. (USD) (b) (c)	1.34%	01/12/27	6,574,116
4,775,000	Macquarie Group Ltd. (USD) (b) (c)	2.87%	01/14/33	3,670,664
1,710,000	Macquarie Group Ltd. (USD) (b) (c)	4.44%	06/21/33	1,489,386
9,800,000	NatWest Group PLC (USD) (c)	4.27%	03/22/25	9,539,783
10,775,000	Santander UK Group Holdings PLC (USD) (c)	4.80%	11/15/24	10,575,422
5,545,000	Santander UK Group Holdings PLC (USD) (c)	1.09%	03/15/25	5,146,901
930,000	Santander UK Group Holdings PLC (USD) (c)	1.53%	08/21/26	817,189
5,250,000	Santander UK Group Holdings PLC (USD) (c)	1.67%	06/14/27	4,455,002
1,735,000	Santander UK Group Holdings PLC (USD) (c)	2.47%	01/11/28	1,478,359
3,215,000	UBS AG (USD), SOFR + 0.45% (b) (d)	4.23%	08/09/24	3,186,302
1,200,000	UBS Group AG (USD) (b) (c)	4.70%	08/05/27	1,161,644
				119,690,807

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Beverages — 0.4%
7,945,000	Bacardi Ltd. (USD) (b)	4.45%	05/15/25	$7,719,571
7,000,000	Becle SAB de CV (USD) (b)	2.50%	10/14/31	5,450,865
				13,170,436
	Commercial Services — 0.1%
2,800,000	DP World Crescent Ltd. (USD) (b)	4.85%	09/26/28	2,735,116
	Computers — 0.1%
1,790,000	Lenovo Group Ltd. (USD) (b)	6.54%	07/27/32	1,742,239
	Diversified Financial Services — 0.6%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	01/15/25	954,345
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.45%	10/01/25	1,244,745
11,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.00%	10/29/28	9,470,859
1,755,000	Avolon Holdings Funding Ltd. (USD) (b)	2.88%	02/15/25	1,612,255
670,000	Avolon Holdings Funding Ltd. (USD) (b)	3.25%	02/15/27	569,999
5,256,000	Avolon Holdings Funding Ltd. (USD) (b)	2.53%	11/18/27	4,254,568
850,000	Park Aerospace Holdings Ltd. (USD) (b)	4.50%	03/15/23	845,856
467,000	Park Aerospace Holdings Ltd. (USD) (b)	5.50%	02/15/24	460,313
				19,412,940
	Electric — 0.0%
1,200,000	Empresas Publicas de Medellin ESP (USD) (o)	4.38%	02/15/31	890,244
250,000	Mong Duong Finance Holdings B.V. (USD) (o)	5.13%	05/07/29	213,438
				1,103,682
	Engineering & Construction — 0.1%
4,335,000	Heathrow Funding Ltd., Medium-Term Note (EUR) (o)	1.88%	03/14/34	3,348,989
	Food — 0.3%
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	5.50%	01/15/30	144,087
1,505,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	3.75%	12/01/31	1,249,270
2,115,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	3.00%	05/15/32	1,661,756
3,000,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	4.38%	02/02/52	2,186,790
4,015,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	6.50%	12/01/52	3,879,594
				9,121,497
	Internet — 0.2%
2,775,000	Tencent Holdings Ltd. (USD) (b)	3.98%	04/11/29	2,547,070
3,290,000	Tencent Holdings Ltd. (USD) (b)	3.84%	04/22/51	2,287,720
				4,834,790
	Mining — 0.0%
600,000	Indonesia Asahan Aluminium Persero PT (USD) (b)	5.45%	05/15/30	563,370

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Miscellaneous Manufacturing — 0.2%
4,789,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	$4,529,156
	Oil & Gas — 0.5%
400,000	Ecopetrol S.A. (USD)	6.88%	04/29/30	358,878
1,383,000	KazMunayGas National Co. JSC (USD) (o)	5.38%	04/24/30	1,243,970
1,200,000	KazMunayGas National Co. JSC (USD) (b)	3.50%	04/14/33	890,208
2,504,000	Pertamina Persero PT (USD) (b)	3.10%	08/27/30	2,174,376
846,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	635,187
3,660,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	2,329,910
1,460,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	1,007,414
1,705,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	1,093,722
1,113,000	Petronas Capital Ltd. (USD) (b)	3.50%	04/21/30	1,025,240
1,650,000	Petronas Capital Ltd. (USD) (b)	2.48%	01/28/32	1,373,872
1,400,000	Qatar Energy (USD) (o)	2.25%	07/12/31	1,169,078
1,800,000	Saudi Arabian Oil Co. (USD) (o)	1.63%	11/24/25	1,644,189
452,375	Transocean Poseidon Ltd. (USD) (b)	6.88%	02/01/27	440,523
				15,386,567
	Oil & Gas Services — 0.1%
3,600,000	Transocean Proteus Ltd. (USD) (b)	6.25%	12/01/24	3,533,634
	Packaging & Containers — 0.1%
3,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (b)	5.25%	08/15/27	2,274,450
1,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (b)	5.25%	08/15/27	758,150
				3,032,600
	Pipelines — 0.1%
1,664,388	Galaxy Pipeline Assets Bidco Ltd. (USD) (b)	2.16%	03/31/34	1,410,015
800,000	Southern Gas Corridor CJSC (USD) (o)	6.88%	03/24/26	821,888
				2,231,903
	Real Estate — 0.0%
500,000	Vonovia SE (EUR) (o)	1.50%	06/14/41	325,984
	Real Estate Investment Trusts — 0.0%
1,000,000	Ascendas Real Estate Investment Trust, Medium-Term Note (EUR) (o)	0.75%	06/23/28	834,506
	Retail — 0.1%
100,000	Alimentation Couche-Tard, Inc. (USD) (b)	3.55%	07/26/27	92,295
4,230,000	Alimentation Couche-Tard, Inc. (USD) (b)	3.80%	01/25/50	3,039,716
				3,132,011
	Savings & Loans — 0.4%
6,645,000	Nationwide Building Society (USD) (b) (c)	3.77%	03/08/24	6,592,322
1,300,000	Nationwide Building Society (USD) (b) (c)	4.36%	08/01/24	1,281,278
4,055,000	Nationwide Building Society (USD) (b) (c)	2.97%	02/16/28	3,555,766
				11,429,366
	Telecommunications — 0.3%
200,000	C&W Senior Financing DAC (USD) (b)	6.88%	09/15/27	178,500
2,000,000	Intelsat Jackson Holdings S.A. (USD) (e)	5.50%	08/01/23	17,200

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
3,860,000	Intelsat Jackson Holdings S.A. (USD) (b) (e)	8.50%	10/15/24	$28,950
390,000	Intelsat Jackson Holdings S.A. (USD) (b) (e)	9.75%	07/15/25	3,354
2,113,000	Intelsat Jackson Holdings S.A. (USD) (b) (e)	6.50%	03/15/30	1,949,242
500,000	SES S.A. (USD) (b)	3.60%	04/04/23	495,388
5,640,000	Vodafone Group PLC (USD)	5.25%	05/30/48	5,073,590
1,477,000	Vodafone Group PLC (USD)	4.88%	06/19/49	1,262,435
1,375,000	Vodafone Group PLC (USD)	4.25%	09/17/50	1,087,983
				10,096,642
	Transportation — 0.0%
326,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (b)	3.65%	05/07/30	291,979
	Total Foreign Corporate Bonds and Notes			239,795,475
	(Cost $273,083,026)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 2.2%
	Airlines — 0.0%
$298,565	AAdvantage Loyalty IP Ltd., Term Loan, 1 Mo. LIBOR + 4.75%, 0.75% Floor	8.99%	04/20/28	296,487
384,105	United Airlines, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	8.11%	04/21/28	378,755
				675,242
	Broker Asset Management Exchange — 0.0%
169,566	Deerfield Dakota Holding LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	7.84%	04/09/27	159,998
	Cable and Satellite — 0.1%
932,500	DIRECTV Financing LLC, Term Loan, 1 Mo. LIBOR + 5.00%, 0.75% Floor	9.07%	08/02/27	891,805
2,308,036	EagleView Technology Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	7.17%	08/14/25	2,055,606
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	6.37%	01/31/28	705,853
				3,653,264
	Consumer Cyclical Service — 0.0%
550,891	Arches Buyer, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.32%	12/06/27	499,818
	Consumer Products — 0.1%
105,155	AI Aqua Merger Sub, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	7.82%	07/30/28	99,722
604,641	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	7.82%	07/30/28	573,399
833,170	Sunshine Luxembourg VII, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	7.42%	10/02/26	790,212
2,577,031	Zep, Inc., Term Loan B, 1 Yr. LIBOR + 4.00%, 1.00% Floor	7.67%	08/11/24	2,232,353
				3,695,686

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Diversified Manufacturing — 0.0%
$144,254	AZZ, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.35%, 0.50% Floor	8.08%	05/13/29	$143,623
	Finance Companies — 0.2%
4,949,749	Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	6.19%	12/01/27	4,908,765
1,450,000	Setanta Aircraft Leasing DAC, Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	5.67%	11/05/28	1,430,367
				6,339,132
	Food and Beverage — 0.0%
507,721	Hostess Brands LLC, Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	6.66%	08/03/25	504,177
1,364	Naked Juice LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.39%	01/24/29	1,282
544,432	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.90%	01/24/29	511,767
				1,017,226
	Gaming — 0.0%
1,354,505	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	7.57%	07/20/25	1,343,953
	Healthcare — 0.3%
2,117,750	ADMI Corp., Term Loan B, 1 Mo. LIBOR + 3.38%, 0.50% Floor	7.45%	12/23/27	1,945,683
124,053	Gainwell Acquisition Corp., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	7.67%	10/01/27	120,827
2,847,046	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	6.07%	11/15/27	2,754,119
597,000	Mozart Borrower L.P., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.32%	10/21/28	566,320
1,448,777	Pathway Vet Alliance LLC, Term Loan A, 1 Mo. LIBOR + 3.75%, 0.00% Floor	7.42%	03/31/27	1,270,273
1,995,000	Phoenix Newco, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.32%	11/15/28	1,915,958
				8,573,180
	Insurance — 0.2%
1,138,295	Acrisure LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	7.57%	02/15/27	1,063,691
3,462,536	AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	6.32%	02/19/28	3,387,780
351,507	Asurion LLC (fka Asurion Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.32%	12/23/26	306,982
211,371	Asurion LLC (fka Asurion Corp.), Term Loan B, 1 Mo. LIBOR + 5.25%, 0.00% Floor	9.32%	01/15/29	161,874
				4,920,327
	Leisure — 0.0%
117,249	Cineworld Group PLC (Crown), Term Loan, 1 Mo. CME Term SOFR + 10.10%, 1.00% Floor	12.78%	09/09/23	112,926

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Leisure (Continued)
$79,990	Delta 2 Lux S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.04%	01/15/30	$79,565
				192,491
	Media Entertainment — 0.0%
935,696	Diamond Sports Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.35%, 0.00% Floor	7.14%	08/24/26	152,051
	Medical Equipment & Devices — 0.1%
2,504,858	Avantor Funding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50% Floor	6.32%	11/06/27	2,483,567
	Packaging — 0.2%
1,273,386	Berry Global, Inc., Term Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	5.63%	07/01/26	1,256,832
1,522,875	Plaze, Inc., Term Loan B, 1 CME Term SOFR + 3.75%, 0.75% Floor	7.82%	08/03/26	1,378,202
2,201,973	Proampac PG Borrower LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	7.87%	11/03/25	2,122,151
				4,757,185
	Pharmaceuticals — 0.3%
1,617,144	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	5.59%	08/01/27	1,562,824
1,791,079	Horizon Therapeutics USA, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.50% Floor	5.81%	03/15/28	1,770,930
2,115,474	Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	7.57%	05/05/28	2,096,963
2,492,413	Organon & Co., Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	6.84%	06/02/28	2,464,996
748,125	Perrigo Investments LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.59%	04/20/29	735,968
				8,631,681
	Services — 0.1%
1,665,338	Spin Holdco, Inc., Term Loan, 3 Mo. LIBOR + 4.00%, 0.75% Floor	7.14%	03/04/28	1,485,614
	Technology — 0.4%
337,068	Central Parent Inc., Term Loan, 1 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.11%	07/06/29	332,740
3,939,086	Commscope, Inc., Term Loan B2, 3 Mo. LIBOR + 3.25%, 0.00% Floor	7.32%	04/04/26	3,780,302
145,588	DTI Holdco Inc., Term Loan, 1 Mo. CME Term SOFR + 4.75%, 0.75% Floor	8.84%	04/26/29	134,215
770,000	Entegris, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.09%	07/06/29	762,831
170,000	Mitnick Corporate Purchaser, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	8.94%	05/02/29	161,075
3,300,000	NortonLifeLock, Inc., Tern Loan B, 1 Mo. CME Term SOFR + 2.10%, 0.50% Floor	6.19%	09/12/29	3,240,864

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Technology (Continued)
$276,326	Open Text Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.31%	11/16/29	$268,152
169,572	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.07%	04/22/28	162,048
3,940,691	Waystar Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.07%	10/23/26	3,861,877
				12,704,104
	Wirelines — 0.2%
2,265,000	Level 3 Financing, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	5.82%	03/01/27	2,152,453
3,438,674	Lumen Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	6.32%	03/15/27	3,255,290
1,817,515	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.34%	03/09/27	1,412,100
				6,819,843
	Total Senior Floating-Rate Loan Interests			68,247,985
	(Cost $71,201,766)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 2.0%
	Bahrain — 0.1%
1,600,000	Bahrain Government International Bond (USD) (o)	7.00%	01/26/26	1,639,158
	Brazil — 0.1%
650,000	Brazilian Government International Bond (USD)	2.88%	06/06/25	613,938
600,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	575,919
3,830,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	3,350,209
				4,540,066
	Chile — 0.1%
1,394,000	Chile Government International Bond (USD)	3.24%	02/06/28	1,305,654
200,000	Chile Government International Bond (USD)	2.45%	01/31/31	169,326
2,000,000	Chile Government International Bond (USD)	2.55%	01/27/32	1,675,873
				3,150,853
	Colombia — 0.1%
850,000	Colombia Government International Bond (USD)	4.50%	01/28/26	790,946
3,085,000	Colombia Government International Bond (USD)	3.00%	01/30/30	2,328,979
				3,119,925
	Dominican Republic — 0.1%
2,485,000	Dominican Republic International Bond (USD) (b)	4.50%	01/30/30	2,116,361
1,090,000	Dominican Republic International Bond (USD) (o)	4.88%	09/23/32	903,805
				3,020,166

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Egypt — 0.1%
1,300,000	Egypt Government International Bond (USD) (o)	5.25%	10/06/25	$1,163,378
1,200,000	Egypt Government International Bond (USD) (b)	7.60%	03/01/29	989,360
				2,152,738
	Guatemala — 0.0%
390,000	Guatemala Government Bond (USD) (o)	4.90%	06/01/30	368,926
500,000	Guatemala Government Bond (USD) (o)	3.70%	10/07/33	411,250
				780,176
	Hungary — 0.1%
3,130,000	Hungary Government International Bond (USD) (b)	2.13%	09/22/31	2,353,626
	Indonesia — 0.1%
957,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	861,292
2,600,000	Perusahaan Penerbit SBSN Indonesia III (USD) (b)	2.80%	06/23/30	2,297,022
				3,158,314
	Mexico — 0.2%
2,000,000	Mexico Government International Bond (USD)	3.75%	01/11/28	1,903,820
5,772,000	Mexico Government International Bond (USD)	2.66%	05/24/31	4,785,861
				6,689,681
	Oman — 0.1%
1,700,000	Oman Government International Bond (USD) (o)	5.63%	01/17/28	1,669,432
	Panama — 0.1%
4,108,000	Panama Government International Bond (USD)	3.16%	01/23/30	3,570,278
500,000	Panama Government International Bond (USD)	2.25%	09/29/32	377,500
				3,947,778
	Paraguay — 0.1%
1,900,000	Paraguay Government International Bond (USD) (b)	4.95%	04/28/31	1,835,875
2,397,000	Paraguay Government International Bond (USD) (b)	2.74%	01/29/33	1,918,199
				3,754,074
	Peru — 0.1%
4,775,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	4,093,678
560,000	Peruvian Government International Bond (USD)	2.78%	01/23/31	470,447
				4,564,125
	Philippines — 0.1%
1,570,000	Philippine Government International Bond (USD)	2.46%	05/05/30	1,359,612
240,000	Philippine Government International Bond (USD)	1.65%	06/10/31	190,784
				1,550,396
	Poland — 0.0%
323,000	Republic of Poland Government International Bond (USD)	5.75%	11/16/32	341,326
	Qatar — 0.1%
2,874,000	Qatar Government International Bond (USD) (o)	4.50%	04/23/28	2,894,204
	Romania — 0.1%
3,000,000	Romanian Government International Bond (USD) (o)	3.00%	02/14/31	2,403,780

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Saudi Arabia — 0.1%
2,440,000	Saudi Government International Bond (USD) (o)	3.63%	03/04/28	$2,326,884
	South Africa — 0.1%
2,874,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	2,613,693
1,750,000	Republic of South Africa Government International Bond (USD)	5.88%	04/20/32	1,624,111
				4,237,804
	Turkey — 0.0%
1,200,000	Turkey Government International Bond (USD)	3.25%	03/23/23	1,203,086
	United Arab Emirates — 0.0%
787,000	Abu Dhabi Government International Bond (USD) (o)	2.50%	09/30/29	709,148
	Uruguay — 0.1%
1,640,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	1,641,816
	Total Foreign Sovereign Bonds and Notes			61,848,556
	(Cost $71,502,013)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY SECURITIES — 1.6%

$52,905,000	Federal Home Loan Banks	1.04%	06/14/24	49,956,587
	(Cost $52,905,000)

MUNICIPAL BONDS — 1.0%
	California — 0.2%
3,955,000	City of San Francisco CA Public Utilities Commission Water Rev	2.83%	11/01/41	2,947,785
4,715,000	Regents of the Univ of CA Medical Center Pooled Rev	3.26%	05/15/60	3,196,407
				6,144,192
	Massachusetts — 0.1%
1,845,000	Massachusetts Sch Bldg Auth	2.97%	10/15/32	1,524,194
	New Jersey — 0.1%
2,000,000	NJ St Turnpike Auth Rev	1.86%	01/01/31	1,596,212
500,000	NJ St Turnpike Auth Rev	3.73%	01/01/36	430,824
				2,027,036
	New York — 0.6%
2,285,000	City of New York NY	3.62%	04/01/31	2,084,918
3,620,000	City of New York NY	1.92%	08/01/31	2,861,792
1,225,000	Metro Transprtn Auth	5.18%	11/15/49	1,118,605
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	408,130
970,000	New York City NY Transitional Fin Auth Rev, Ser A-3	3.96%	08/01/32	879,493
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	5,191,305
5,140,000	New York State Urban Development Corp.	2.97%	03/15/34	4,153,256
2,690,000	NY St Dorm Auth	5.00%	03/15/24	2,696,190

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,405,000	NY St Dorm Auth	2.96%	02/15/32	$1,167,350
				20,561,039
	Total Municipal Bonds			30,256,461
	(Cost $38,478,038)

Shares	Description	Value

COMMON STOCKS — 0.0%
	Telecommunications — 0.0%
59,704	Intelsat Jackson Emergence S.A. (j) (k) (r) (s)	0
	(Cost $2,000,073)

RIGHTS — 0.0%
	Telecommunications — 0.0%
6,253	Intelsat Jackson Holdings S.A. Series A (j) (k) (r) (s)	0
6,253	Intelsat Jackson Holdings S.A. Series B (j) (k) (r) (s)	0
	Total Rights	0
	(Cost $0)

MONEY MARKET FUNDS — 1.1%
32,964,134	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 3.51% (t)	32,964,134
	(Cost $32,964,134)
	Total Investments — 116.5%	3,585,324,267
	(Cost $3,933,127,968)
	Net Other Assets and Liabilities — (16.5)%	(507,398,918
	Net Assets — 100.0%	$3,077,925,349

1

Forward Foreign Currency Contracts at November 30, 2022:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2022	Sale Value as of 11/30/2022	Unrealized Appreciation (Depreciation)
01/13/2023	BOFA	EUR	388,000	USD	379,449	$405,287	$379,449	$25,838
01/13/2023	BOFA	USD	7,939,019	EUR	8,019,000	7,939,019	8,376,291	(437,272)
01/13/2023	BOFA	USD	438,174	EUR	422,000	438,174	440,802	(2,628)
Net Unrealized Appreciation (Depreciation)								$(414,062)

Counterparty Abbreviations:
BOFA – Bank of America, N.A.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Futures Contracts at November 30, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 2-Year Treasury Notes	Long	2,793	Mar-2023	$573,568,737	$1,447,474
U.S. 5-Year Treasury Notes	Long	175	Mar-2023	18,999,805	99,902
Ultra U.S. Treasury Bond Futures	Long	99	Mar-2023	13,491,844	210,205
Euro-Bond Futures	Short	36	Dec-2022	(5,277,612)	(79,464)
Ultra 10-Year U.S. Treasury Notes	Short	302	Mar-2023	(36,136,188)	(301,809)
				$564,646,586	$1,376,308

Interest Rate Swap Agreements at November 30, 2022:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value

Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	$117,450,000	1.026%(1)	$(6,719,917)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	86,880,000	1.034%(1)	(4,958,045)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	58,725,000	1.073%(1)	(3,309,106)
Citibank, Global Markets, Inc.	3 month LIBOR(2)	09/28/2025	145,575,000	1.390%(2)	(6,831,877)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	07/24/2053	9,810,000	1.773%(3)	2,804,582
Citibank, Global Markets, Inc.	3 month LIBOR(3)	07/24/2053	7,260,000	1.785%(3)	2,058,710
Citibank, Global Markets, Inc.	3 month LIBOR(3)	07/24/2053	4,905,000	1.808%(3)	1,370,410
Citibank, Global Markets, Inc.	3 month LIBOR(4)	09/28/2053	12,425,000	1.870%(4)	3,257,519
JPMorgan Chase and Co.	SOFR(5)	06/10/2024	249,860,000	1.950%(5)	(9,895,484)
			$692,890,000		$(22,223,208)

(1)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(2)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(3)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(4)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(5)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 06/14/2023 and no interest is being accrued until that date.

(a)	All or a portion of this security is part of a mortgage dollar roll agreement.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2022, securities noted as such amounted to $833,901,222 or 27.1% of net assets.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Floating or variable rate security.
(e)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).
(g)	The issuer has filed for protection in bankruptcy court.
(h)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(i)	Zero coupon security.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At November 30, 2022, securities noted as such are valued at $11,247,825 or 0.4% of net assets.
(l)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(m)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(n)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(o)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(p)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(q)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(r)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the advisor.
(s)	Non-income producing security.
(t)	Rate shown reflects yield as of November 30, 2022.

LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced Security

Currency Abbreviations:
EUR	-	Euro
USD	-	United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$1,107,181,081		$—	$1,107,181,081	$—
Corporate Bonds and Notes*	770,178,414		—	770,178,414	—
U.S. Government Bonds and Notes	445,555,284		—	445,555,284	—
Asset-Backed Securities	422,157,860		—	410,910,035	11,247,825
Mortgage-Backed Securities	357,182,430		—	357,182,430	—
Foreign Corporate Bonds and Notes*	239,795,475		—	239,795,475	—
Senior Floating-Rate Loan Interests*	68,247,985		—	68,247,985	—
Foreign Sovereign Bonds and Notes**	61,848,556		—	61,848,556	—
U.S. Government Agency Securities	49,956,587		—	49,956,587	—
Municipal Bonds***	30,256,461		—	30,256,461	—
Common Stocks*	—	****	—	—	—	****
Rights*	—	****	—	—	—	****
Money Market Funds	32,964,134		32,964,134	—	—
Total Investments	3,585,324,267		32,964,134	3,541,112,308	11,247,825
Forward Foreign Currency Contracts	25,838		—	25,838	—
Futures Contracts	1,757,581		1,757,581	—	—
Interest Rate Swap Agreements	9,491,221		—	9,491,221	—
Total	$3,596,598,907		$34,721,715	$3,550,629,367	$11,247,825

LIABILITIES TABLE

	Total Value at 11/30/2022		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(439,900)		$—	$(439,900)	$—
Futures Contracts	(381,273)		(381,273)	—	—
Interest Rate Swap Agreements	(31,714,429)		—	(31,714,429)	—
Total	$(32,535,602)		$(381,273)	$(32,154,329)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****	Investment is valued at $0.

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Restricted Securities
As of November 30, 2022, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Ruby Pipeline LLC, 8.00%, 04/01/22	12/08/17	$329,909	$97.50	$348,942	$321,661	0.01%

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 24.7%
	Collateralized Mortgage Obligations — 16.6%
	Adjustable Rate Mortgage Trust
$80,380	Series 2005-8, Class 3A21 (a)	3.61%	11/25/35	$61,681
	Ajax Mortgage Loan Trust
4,424,020	Series 2020-A, Class A, steps up to 6.36% on 06/25/25 (b) (c)	2.38%	12/25/59	4,307,190
3,399,969	Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (b) (c)	2.00%	03/25/60	3,043,620
	Alternative Loan Trust
669,839	Series 2005-13CB, Class A8	5.50%	05/25/35	583,778
237,789	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (d)	4.54%	06/25/35	198,875
720,932	Series 2005-65CB, Class 2A4	5.50%	12/25/35	513,860
65,058	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (d)	3.17%	01/25/36	58,927
275,772	Series 2006-33CB, Class 2A1	6.00%	11/25/36	162,312
453,303	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.40% (d)	4.44%	06/25/37	386,423
888,467	Series 2007-15CB, Class A6	5.75%	07/25/37	553,862
	American Home Mortgage Assets Trust
1,224,347	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)	4.25%	05/25/46	1,030,029
12,815,695	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d)	2.39%	02/25/47	5,286,235
3,398,340	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.13% (d)	4.17%	03/25/47	2,951,653
	American Home Mortgage Investment Trust
545,691	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)	4.60%	11/25/45	467,468
	APS Resecuritization Trust
14,386,128	Series 2016-3, Class 3MZ (a) (b)	0.87%	09/27/46	7,530,521
	Banc of America Funding Trust
678,622	Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.32% (d)	4.36%	01/25/37	569,788
2,233,626	Series 2007-2, Class TA4, 1 Mo. LIBOR + 0.80% (d)	4.84%	03/25/37	2,204,714
	BCAP LLC Trust
331,960	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (d)	4.46%	04/25/37	299,667
5,352,064	Series 2012-RR8, Class 4A6 (a) (b)	2.20%	11/20/36	4,461,436
535,406	Series 2015-RR2, Class 25A3 (a) (b)	2.65%	10/28/36	529,327
	Bear Stearns ALT-A Trust
564,338	Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (d)	4.96%	09/25/34	556,643
1,789,735	Series 2006-1, Class 21A2 (a)	3.45%	02/25/36	1,356,524
	Bear Stearns Mortgage Funding Trust
4,445,179	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.42% (d)	4.46%	07/25/36	3,867,392
464,243	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)	4.22%	10/25/36	379,905
5,963,230	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (d)	4.20%	01/25/37	4,994,232
162,445	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (d)	4.18%	03/25/37	135,247
3,856,640	Series 2007-AR5, Class 2A2, 1 Mo. LIBOR + 0.23% (d)	4.27%	06/25/37	3,341,379
	CIM Trust
116,503	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (b) (d)	4.84%	09/25/58	113,189
596,893	Series 2020-R7, Class A1A (b) (e)	2.25%	12/27/61	536,515
1,139,107	Series 2021-R3, Class A1A (b)	1.95%	06/25/57	1,001,979
1,450,836	Series 2021-R5, Class A1A (b)	2.00%	08/25/61	1,237,534
	Citigroup Mortgage Loan Trust
464,402	Series 2005-8, Class 2A4A	5.50%	09/25/35	426,662
1,103,706	Series 2009-10, Class 2A2 (b)	7.00%	12/25/35	822,189
	Connecticut Avenue Securities Trust
3,244,000	Series 2020-R01, Class 1B1, 1 Mo. LIBOR + 3.25% (b) (d)	7.27%	01/25/40	2,982,009
	Credit Suisse Mortgage Trust
41,624	Series 2014-2R, Class 28A1 (a) (b)	3.00%	06/27/37	38,505
896,324	Series 2014-8R, Class 3A2 (a) (b)	4.14%	02/27/36	856,275
1,632,800	Series 2014-11R, Class 17A2, 1 Mo. LIBOR + 0.15% (b) (d)	3.89%	12/27/36	1,552,956

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust (Continued)
$4,962,015	Series 2020-RPL3, Class A1 (a) (b)	2.69%	03/25/60	$4,712,954
4,069,906	Series 2020-RPL6, Class A1 (b)	2.69%	03/25/59	3,834,205
4,884,595	Series 2021-RP11, Class A1 (b)	2.25%	10/25/61	4,025,309
5,630,078	Series 2021-RPL4, Class A1 (b)	1.80%	12/27/60	5,127,566
3,649,628	Series 2022-RPL1, Class A1 (b)	4.15%	04/25/61	3,381,625
133,821	Series 2022-RPL1 (b)	4.23%	04/25/61	119,756
3,184,023	Series 2022-RPL1 (b)	4.36%	04/25/61	2,884,088
	Deutsche Alt-A Securities Mortgage Loan Trust
2,709,138	Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (d)	4.42%	06/25/37	2,361,643
	DSLA Mortgage Loan Trust
44,096	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (d)	4.66%	01/19/45	34,133
5,095,666	Series 2005-AR3, Class 1A, 1 Mo. LIBOR + 0.52% (d)	4.46%	07/19/45	3,794,092
	Federal Home Loan Mortgage Corporation
2,975,000	Series 2021-HQA2, Class M2, 30 Day Average SOFR + 2.05% (b) (d)	5.57%	12/25/33	2,630,841
	First Horizon Alternative Mortgage Securities Trust
25,955	Series 2004-AA4, Class A1 (a)	4.01%	10/25/34	25,439
1,656,660	Series 2005-AA4, Class 2A1 (a)	3.96%	06/25/35	1,454,540
2,434,544	Series 2007-FA1, Class A4	6.25%	03/25/37	1,198,250
	GreenPoint Mortgage Funding Trust
39,164	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)	4.62%	02/25/36	32,829
4,136,367	Series 2006-AR6, Class A3A, 1 Mo. LIBOR + 0.44% (d)	4.48%	10/25/46	3,803,046
5,338,584	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (d)	4.24%	03/25/47	4,690,350
533,250	Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.40% (d)	4.44%	05/25/37	480,090
	GreenPoint MTA Trust
259,871	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (d)	4.52%	08/25/45	196,056
	HarborView Mortgage Loan Trust
158,183	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (d)	4.62%	06/20/35	140,280
435,882	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (d)	4.84%	06/20/35	386,529
5,865,591	Series 2007-5, Class A1A, 1 Mo. LIBOR + 0.19% (d)	4.13%	09/19/37	4,998,676
691,834	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 2.00% (d)	6.02%	10/25/37	574,592
	Headlands Residential LLC
4,240,000	Series 2021-RPL1, Class NOTE (b)	2.49%	09/25/26	3,975,558
	HomeBanc Mortgage Trust
4,057,000	Series 2005-3, Class M4, 1 Mo. LIBOR + 1.01% (d)	5.05%	07/25/35	3,786,439
	Impac CMB Trust
44,582	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (d)	4.56%	04/25/35	40,705
4,535,179	Series 2005-3, Class A1, 1 Mo. LIBOR + 0.48% (d)	4.52%	08/25/35	3,998,633
3,978,353	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.32% (d)	4.68%	08/25/35	3,593,033
3,056,607	Series 2005-8, Class 1A, 1 Mo. LIBOR + 0.52% (d)	4.56%	02/25/36	2,780,587
	Impac Secured Assets Trust
5,738,416	Series 2007-1, Class A3, 1 Mo. LIBOR + 0.48% (d)	4.52%	03/25/37	4,864,219
	IndyMac INDX Mortgage Loan Trust
1,424,448	Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (d)	4.68%	07/25/45	1,094,467
3,425,984	Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (d)	4.46%	04/25/46	2,794,546
458,192	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (d)	4.46%	05/25/46	396,637
145,432	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (d)	4.23%	04/25/37	121,401
	JP Morgan Alternative Loan Trust
2,840,382	Series 2006-S1, Class 1A19	6.50%	03/25/36	1,685,337
669,563	Series 2006-S1, Class 3A4	6.18%	03/25/36	556,758
49,432	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.68% (d)	4.72%	04/25/47	46,929

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Resecuritization Trust Series
$6,097,845	Series 2014-6, Class 3A2, 1 Mo. LIBOR + 0.21% (b) (d)	3.17%	07/27/46	$5,466,163
	Legacy Mortgage Asset Trust
3,961,932	Series 2020-GS2, Class A1, steps up to 5.75% on 03/26/23 (b) (c)	2.75%	03/25/60	3,832,218
	Lehman Mortgage Trust
744,551	Series 2006-1, Class 1A5	5.50%	02/25/36	374,145
	Lehman XS Trust
101,294	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (d)	4.34%	11/25/35	97,885
686,542	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (d)	3.71%	02/25/36	584,182
3,462,954	Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (d)	4.70%	04/25/46	3,024,268
521,429	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.40% (d)	4.44%	07/25/47	484,918
5,869,256	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.94% (d)	4.98%	09/25/47	5,207,151
	MASTR Adjustable Rate Mortgages Trust
5,591,310	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (d)	2.49%	12/25/46	4,039,200
6,218,265	Series 2007-1, Class I1A, 1 Mo. LIBOR + 0.39% (d)	4.43%	01/25/47	2,366,235
2,469,755	Series 2007-1, Class I2A3, 12 Mo. Treasury Average + 0.74% (d)	2.43%	01/25/47	2,423,601
286,095	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (d)	4.34%	03/25/47	254,699
4,700,000	Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (d)	5.14%	09/25/37	2,227,787
	Merrill Lynch Mortgage Investors Trust
105,926	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (d)	4.66%	08/25/28	100,812
150,417	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (d)	4.90%	11/25/29	140,308
	Morgan Stanley Resecuritization Trust
2,573	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (b) (d)	2.12%	06/26/47	2,565
	Nomura Resecuritization Trust
1,822,599	Series 2014-1R, Class 1A13, 1 Mo. LIBOR + 0.16% (b) (d)	3.14%	10/26/36	1,782,940
	Opteum Mortgage Acceptance Corp Trust
5,641,609	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (d)	4.64%	04/25/36	4,915,791
	PHH Alternative Mortgage Trust
1,126,790	Series 2007-2, Class 1A4, 1 Mo. LIBOR + 0.60% (d)	4.64%	05/25/37	1,023,152
	PRPM LLC
2,788,397	Series 2021-6, Class A1, steps up to 5.93% on 07/25/25 (b) (c)	1.79%	07/25/26	2,509,034
4,110,181	Series 2021-9, Class A1, steps up to 5.36% on 10/25/24 (b) (c)	2.36%	10/25/26	3,683,288
4,334,514	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (b) (c)	2.49%	10/25/26	4,006,140
	RALI Trust
1,416,463	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (d)	4.34%	08/25/35	1,066,254
2,332,676	Series 2006-QO10, Class A1, 1 Mo. LIBOR + 0.32% (d)	4.36%	01/25/37	1,927,600
457,275	Series 2006-QS6, Class 1A15	6.00%	06/25/36	368,966
2,337,333	Series 2007-QA3, Class A1, 1 Mo. LIBOR + 0.20% (d)	4.24%	05/25/37	2,051,245
2,863,233	Series 2007-QA3, Class A2, 1 Mo. LIBOR + 0.34% (d)	4.38%	05/25/37	2,466,093
957,860	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.38% (d)	4.42%	05/25/37	828,657
4,086,892	Series 2007-QH9, Class A1 (a)	3.17%	11/25/37	3,305,157
2,271,312	Series 2007-QS9, Class A33	6.50%	07/25/37	1,814,794
	Structured Adjustable Rate Mortgage Loan Trust
14,277	Series 2005-12, Class 3A1 (a)	3.51%	06/25/35	12,791
320,335	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (d)	4.36%	12/25/36	287,372
559,494	Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (d)	4.52%	05/25/37	484,598
528,120	Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (d)	4.48%	05/25/37	457,092

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments Trust
$115,997	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (d)	4.62%	11/19/33	$109,678
	Structured Asset Mortgage Investments II Trust
245,341	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (d)	4.50%	05/25/45	213,356
438,174	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)	4.50%	02/25/36	385,067
337,963	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (d)	4.48%	05/25/36	256,657
399,962	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.38% (d)	4.42%	06/25/36	326,218
39,049	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (d)	4.46%	05/25/36	29,149
1,651,606	Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (d)	4.42%	07/25/46	1,134,429
889,266	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.40% (d)	4.44%	10/25/36	799,186
365,026	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.32% (d)	4.36%	01/25/37	313,985
157,160	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (d)	4.22%	01/25/37	134,001
598,276	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (d)	3.19%	08/25/47	521,638
	TBW Mortgage-Backed Trust
66,227	Series 2006-4, Class A4	6.66%	09/25/36	65,324
	WaMu Mortgage Pass-Through Certificates Trust
5,104,616	Series 2005-AR15, Class A1A2, 1 Mo. LIBOR + 0.56% (d)	4.60%	11/25/45	4,394,169
2,332,041	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (d)	2.69%	02/25/46	2,041,362
44,645	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (d)	2.65%	09/25/46	35,887
2,685,725	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (d)	2.46%	05/25/47	2,115,634
777,025	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (d)	2.44%	06/25/47	596,241
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2,114,529	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (d)	2.65%	08/25/46	1,309,089
640,637	Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.32% (d)	4.68%	01/25/47	566,982
	Wells Fargo Mortgage Backed Securities Trust
197,752	Series 2007-AR5, Class A1 (a)	4.43%	10/25/37	165,783
				219,153,575
	Commercial Mortgage-Backed Obligations — 8.1%
	AREIT Trust
1,460,000	Series 2020-CRE4, Class B, 30 Day Average SOFR + 4.26% (b) (d)	7.63%	04/15/37	1,458,469
	BAMLL Commercial Mortgage Securities Trust
2,975,000	Series 2020-BHP3, Class A, 1 Mo. LIBOR + 1.90% (b) (d)	5.78%	03/15/37	2,934,519
	Banc of America Commercial Mortgage Trust
13,023,645	Series 2015-UBS7, Class XA, IO (a)	0.90%	09/15/48	220,927
	BANK
29,220,038	Series 2020-BN27, Class XA, IO (a)	1.27%	04/15/63	1,856,384
	Bayview Commercial Asset Trust
680,428	Series 2005-4A, Class A1, 1 Mo. LIBOR + 0.45% (b) (d)	4.49%	01/25/36	618,387
	BBCMS Mortgage Trust
2,445,000	Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (b) (d)	6.02%	10/15/37	2,375,078
2,300,000	Series 2020-BID, Class C, 1 Mo. LIBOR + 3.64% (b) (d)	7.52%	10/15/37	2,226,756
	BDS Ltd.
1,012,309	Series 2020-FL6, Class C, 30 Day Average SOFR + 2.36% (b) (d)	5.76%	09/15/35	1,001,350

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Obligations (Continued)
	BDS Ltd. (Continued)
$1,125,000	Series 2020-FL6, Class D, 30 Day Average SOFR + 2.86% (b) (d)	6.26%	09/15/35	$1,120,239
2,984,000	Series 2020-FL6, Class E, 30 Day Average SOFR + 3.36% (b) (d)	6.76%	09/15/35	2,931,644
2,789,363	Series 2021-FL8, Class A, 1 Mo. LIBOR + 0.92% (b) (d)	4.86%	01/18/36	2,685,609
	Benchmark Mortgage Trust
2,000,000	Series 2020-B18, Class AGNE (b)	3.76%	07/15/53	1,658,809
1,810,000	Series 2020-IG2, Class UBRD (a) (b)	3.63%	09/15/48	1,549,201
72,441,033	Series 2020-IG3, Class XA, IO (a) (b)	0.82%	09/15/48	1,772,255
	BFLD Trust
2,304,000	Series 2019-DPLO, Class A, 1 Mo. LIBOR + 1.09% (b) (d)	3.48%	10/15/34	2,242,760
2,385,000	Series 2020-OBRK, Class A, 1 Mo. LIBOR + 2.05% (b) (d)	5.93%	11/15/28	2,353,982
	BLOX Trust
1,570,000	Series 2021-BLOX, Class D, 1 Mo. LIBOR + 1.75% (b) (d)	5.63%	09/15/26	1,454,357
	BWAY Mortgage Trust
1,700,000	Series 2015-1740, Class A (b)	2.92%	01/10/35	1,507,071
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (a) (b)	3.66%	03/09/44	2,742,147
4,050,000	Series 2020-VIV4, Class A (b)	2.84%	03/09/44	3,269,118
2,462,000	Series 2021-VOLT, Class E, 1 Mo. LIBOR + 2.00% (b) (d)	5.88%	09/15/36	2,298,246
3,701,300	Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (b) (d)	7.77%	10/15/38	3,405,567
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (b) (d)	5.28%	01/17/39	2,712,028
	BX Trust
2,800,000	Series 2019-OC11, Class A (b)	3.20%	12/09/41	2,367,057
2,040,000	Series 2021-BXMF, Class G, 1 Mo. LIBOR + 3.35% (b) (d)	7.22%	10/15/26	1,801,527
2,250,000	Series 2021-VIEW, Class A, 1 Mo. LIBOR + 1.28% (b) (d)	5.16%	06/15/36	2,127,280
1,500,000	Series 2022-VAMF, Class E, 1 Mo. CME Term SOFR + 2.70% (b) (d)	6.49%	01/15/39	1,392,847
	BXMT Ltd.
3,375,000	Series 2020-FL3, Class A, 30 Day Average SOFR + 1.51% (b) (d)	4.88%	11/15/37	3,352,200
	CAMB Commercial Mortgage Trust
3,050,000	Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (b) (d)	6.42%	12/15/37	2,874,760
	Citigroup Commercial Mortgage Trust
51,939,879	Series 2017-C4, Class XA, IO (a)	1.19%	10/12/50	1,845,008
	COMM Mortgage Trust
363,567	Series 2012-CR1, Class B	4.61%	05/15/45	362,819
399,929	Series 2012-CR4, Class XA, IO (a)	1.43%	10/15/45	15
1,285,167	Series 2014-CR14, Class A2	3.15%	02/10/47	1,271,037
4,601,344	Series 2020-CBM, Class XCP, IO (a) (b)	0.72%	02/10/37	54,240
21,254,000	Series 2020-SBX, Class X, IO (a) (b)	0.66%	01/10/38	342,344
	Credit Suisse Mortgage Trust
3,180,000	Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00% (b) (d)	6.88%	12/15/35	3,162,887
2,450,000	Series 2020-TMIC, Class B, 1 Mo. LIBOR + 5.00% (b) (d)	8.88%	12/15/35	2,433,580
25,699,000	Series 2021-980M, Class X, IO (a) (b)	1.11%	07/15/31	817,304
	Csail Commercial Mortgage Trust
1,350,000	Series 2015-C2, Class C (a)	4.32%	06/15/57	1,156,765
	DBWF Mortgage Trust
600,000	Series 2016-85T, Class A (b)	3.79%	12/10/36	545,379

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Obligations (Continued)
	DROP Mortgage Trust
$3,280,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (b) (d)	5.58%	10/15/43	$3,026,320
	Extended Stay America Trust
2,391,671	Series 2021-ESH, Class C, 1 Mo. LIBOR + 1.70% (b) (d)	5.58%	07/15/38	2,277,505
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (a) (b)	0.45%	02/10/37	19,169
	GS Mortgage Securities Trust
84,467,035	Series 2016-GS4, Class XA, IO (a)	0.69%	11/10/49	1,512,754
	Hilton USA Trust
3,161,000	Series 2016-SFP, Class F (b)	6.16%	11/05/35	2,934,850
	JP Morgan Chase Commercial Mortgage Securities Trust
34,858,618	Series 2016-JP3, Class XA, IO (a)	1.47%	08/15/49	1,391,239
1,800,000	Series 2022-NLP, Class G, 1 Mo. CME Term SOFR + 4.27% (b) (d)	8.07%	04/15/37	1,598,900
	Life Mortgage Trust
2,309,980	Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (b) (d)	6.83%	03/15/38	2,161,401
	Med Trust
1,400,000	Series 2021-MDLN, Class G, 1 Mo. LIBOR + 5.25% (b) (d)	9.13%	11/15/38	1,241,967
	Morgan Stanley Capital I Trust
28,158,325	Series 2018-H4, Class XA, IO (a)	1.00%	12/15/51	1,046,614
1,050,000	Series 2018-MP, Class A (a) (b)	4.42%	07/11/40	930,606
	MSCG Trust
1,503,319	Series 2018-SELF, Class E, 1 Mo. LIBOR + 2.15% (b) (d)	6.02%	10/15/37	1,408,355
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (b)	2.52%	09/15/54	2,307,337
	Ready Capital Mortgage Financing LLC
1,100,000	Series 2020-FL4, Class AS, 1 Mo. LIBOR + 3.10% (b) (d)	7.14%	02/25/35	1,101,204
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (a) (b)	4.53%	01/05/43	337,108
	SMRT
2,730,000	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (b) (d)	7.15%	01/15/39	2,502,773
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. LIBOR + 1.26% (b) (d)	5.13%	11/15/36	1,480,160
	UBS Commercial Mortgage Trust
59,029,146	Series 2017-C4, Class XA, IO (a)	1.24%	10/15/50	2,396,943
	VMC Finance LLC
779,000	Series 2021-FL4, Class B, 1 Mo. LIBOR + 1.80% (b) (d)	5.74%	06/16/36	744,180
3,000,000	Series 2021-HT1, Class B, 1 Mo. LIBOR + 4.50% (b) (d)	8.44%	01/18/37	2,790,000
	Wells Fargo Commercial Mortgage Trust
33,945,398	Series 2016-C35, Class XA, IO (a)	2.04%	07/15/48	1,727,637
975,000	Series 2019-JWDR, Class E (a) (b)	3.99%	09/15/31	826,248
				108,065,222
	Total Mortgage-Backed Securities			327,218,797
	(Cost $353,136,025)

CORPORATE BONDS AND NOTES — 22.0%
	Aerospace/Defense — 0.1%
635,000	Boeing (The) Co.	1.43%	02/04/24	606,348

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Aerospace/Defense (Continued)
$1,350,000	TransDigm, Inc.	5.50%	11/15/27	$1,274,663
				1,881,011
	Agriculture — 0.3%
30,000	BAT Capital Corp.	2.73%	03/25/31	23,651
1,250,000	BAT Capital Corp.	4.54%	08/15/47	908,469
3,555,000	BAT Capital Corp.	5.65%	03/16/52	2,979,635
645,000	Reynolds American, Inc.	5.85%	08/15/45	564,761
				4,476,516
	Airlines — 0.1%
287,866	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	246,926
521,476	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	466,221
452,331	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	423,288
98,981	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	95,646
				1,232,081
	Auto Manufacturers — 0.1%
850,000	Allison Transmission, Inc. (b)	3.75%	01/30/31	713,116
1,250,000	Ford Motor Credit Co. LLC	3.37%	11/17/23	1,215,440
				1,928,556
	Banks — 5.1%
3,000,000	Bank of America Corp. (f)	3.00%	12/20/23	2,996,526
300,000	Bank of America Corp. (f)	2.69%	04/22/32	243,368
3,510,000	Bank of America Corp. (f)	2.30%	07/21/32	2,752,883
3,160,000	Bank of America Corp. (f)	2.57%	10/20/32	2,518,640
570,000	Bank of America Corp., Series RR (f)	4.38%	(g)	488,775
750,000	Bank of America Corp., Medium-Term Note (f)	2.02%	02/13/26	695,411
2,665,000	Bank of America Corp., Medium-Term Note (f)	1.32%	06/19/26	2,405,607
390,000	Bank of America Corp., Medium-Term Note (f)	3.82%	01/20/28	367,204
815,000	Bank of America Corp., Medium-Term Note (f)	2.09%	06/14/29	688,608
20,000	Bank of America Corp., Medium-Term Note (f)	3.19%	07/23/30	17,478
455,000	Bank of America Corp., Medium-Term Note (f)	1.90%	07/23/31	355,264
3,390,000	Bank of America Corp., Medium-Term Note (f)	1.92%	10/24/31	2,629,362
195,000	Bank of New York Mellon (The) Corp. (f)	5.83%	10/25/33	205,509
500,000	Citigroup, Inc. (f)	0.98%	05/01/25	466,598
520,000	Citigroup, Inc. (f)	3.07%	02/24/28	472,840
225,000	Citigroup, Inc. (f)	4.08%	04/23/29	210,409
525,000	Citigroup, Inc. (f)	2.98%	11/05/30	448,280
315,000	Citigroup, Inc. (f)	2.67%	01/29/31	261,832
1,390,000	Citigroup, Inc. (f)	4.41%	03/31/31	1,293,683
630,000	Citigroup, Inc. (f)	2.57%	06/03/31	517,023
1,225,000	Citigroup, Inc. (f)	2.56%	05/01/32	981,050
1,540,000	Citigroup, Inc. (f)	2.52%	11/03/32	1,212,288
4,610,000	Citigroup, Inc. (f)	3.06%	01/25/33	3,792,744
135,000	Comerica, Inc. (f)	5.63%	(g)	131,369
1,615,000	Goldman Sachs Group (The), Inc. (f)	0.93%	10/21/24	1,540,615
3,025,000	Goldman Sachs Group (The), Inc. (f)	1.99%	01/27/32	2,338,368
4,530,000	Goldman Sachs Group (The), Inc. (f)	2.38%	07/21/32	3,581,811
4,125,000	Goldman Sachs Group (The), Inc. (f)	2.65%	10/21/32	3,316,214
130,000	JPMorgan Chase & Co. (f)	0.70%	03/16/24	128,120
715,000	JPMorgan Chase & Co. (f)	0.97%	06/23/25	665,023
395,000	JPMorgan Chase & Co. (f)	2.60%	02/24/26	372,771

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$355,000	JPMorgan Chase & Co. (f)	2.01%	03/13/26	$330,034
1,660,000	JPMorgan Chase & Co. (f)	1.58%	04/22/27	1,466,486
780,000	JPMorgan Chase & Co. (f)	1.47%	09/22/27	677,519
675,000	JPMorgan Chase & Co. (f)	2.95%	02/24/28	614,557
200,000	JPMorgan Chase & Co. (f)	4.01%	04/23/29	186,682
325,000	JPMorgan Chase & Co. (f)	1.76%	11/19/31	250,576
3,170,000	JPMorgan Chase & Co. (f)	2.58%	04/22/32	2,572,691
3,975,000	JPMorgan Chase & Co. (f)	2.55%	11/08/32	3,184,542
595,000	JPMorgan Chase & Co., Series KK (f)	3.65%	(g)	501,288
865,000	Morgan Stanley (f)	2.94%	01/21/33	709,047
4,790,000	Morgan Stanley (f)	2.48%	09/16/36	3,564,191
1,100,000	Morgan Stanley, Global Medium-Term Note (f)	0.79%	01/22/25	1,034,856
2,630,000	Morgan Stanley, Global Medium-Term Note (f)	2.24%	07/21/32	2,053,058
940,000	Morgan Stanley, Medium-Term Note (f)	2.51%	10/20/32	748,317
1,245,000	PNC Financial Services Group (The), Inc. (f)	6.04%	10/28/33	1,308,905
1,255,000	US Bancorp (f)	5.85%	10/21/33	1,309,404
555,000	US Bancorp (f)	3.70%	(g)	444,122
1,485,000	Wells Fargo & Co., Medium-Term Note (f)	2.39%	06/02/28	1,314,246
5,830,000	Wells Fargo & Co., Medium-Term Note (f)	3.35%	03/02/33	4,991,527
1,665,000	Wells Fargo & Co., Medium-Term Note (f)	4.90%	07/25/33	1,605,656
385,000	Wells Fargo & Co., Medium-Term Note (f)	5.01%	04/04/51	362,286
				67,325,663
	Beverages — 0.1%
75,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	70,282
720,000	Primo Water Holdings, Inc. (b)	4.38%	04/30/29	623,084
1,617,000	Triton Water Holdings, Inc. (b)	6.25%	04/01/29	1,261,260
				1,954,626
	Biotechnology — 0.1%
1,000,000	Illumina, Inc.	2.55%	03/23/31	792,125
	Chemicals — 0.1%
475,000	International Flavors & Fragrances, Inc. (b)	1.23%	10/01/25	420,204
175,000	Unifrax Escrow Issuer Corp. (b)	5.25%	09/30/28	144,725
625,000	Unifrax Escrow Issuer Corp. (b)	7.50%	09/30/29	413,078
544,000	Valvoline, Inc. (b)	3.63%	06/15/31	444,336
				1,422,343
	Commercial Services — 0.6%
436,000	Adtalem Global Education, Inc. (b)	5.50%	03/01/28	405,931
375,000	Carriage Services, Inc. (b)	4.25%	05/15/29	281,812
520,000	Global Payments, Inc.	5.40%	08/15/32	499,579
958,000	Global Payments, Inc.	5.95%	08/15/52	877,781
2,515,000	Hertz (The) Corp. (b)	5.00%	12/01/29	1,999,211
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (b)	3.38%	08/31/27	1,299,682
1,250,000	Rent-A-Center, Inc. (b)	6.38%	02/15/29	1,030,131
215,000	S&P Global, Inc. (b)	4.75%	08/01/28	213,757
535,000	S&P Global, Inc. (b)	2.90%	03/01/32	461,783
61,000	Service Corp. International	4.63%	12/15/27	57,051
1,250,000	WASH Multifamily Acquisition, Inc. (b)	5.75%	04/15/26	1,173,325
				8,300,043

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Computers — 0.1%
$2,175,000	NCR Corp. (b)	5.13%	04/15/29	$1,873,501
	Cosmetics/Personal Care — 0.1%
1,300,000	Edgewell Personal Care Co. (b)	5.50%	06/01/28	1,226,588
	Diversified Financial Services — 0.4%
570,000	Air Lease Corp.	3.88%	07/03/23	564,314
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,213,469
300,000	Air Lease Corp., Medium-Term Note	2.88%	01/15/26	276,468
605,000	American Express Co. (f)	3.55%	(g)	482,488
1,505,000	Capital One Financial Corp. (f)	1.88%	11/02/27	1,306,728
1,105,000	Charles Schwab (The) Corp.	1.95%	12/01/31	875,756
540,000	Charles Schwab (The) Corp. (f)	5.00%	(g)	486,231
665,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	646,443
				5,851,897
	Electric — 1.2%
75,000	Alliant Energy Finance LLC (b)	3.75%	06/15/23	74,399
2,045,000	Alliant Energy Finance LLC (b)	3.60%	03/01/32	1,789,712
1,285,000	American Electric Power Co., Inc.	2.03%	03/15/24	1,235,267
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	343,176
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	413,306
1,000,000	Duke Energy Corp.	3.75%	04/15/24	984,977
600,000	Duke Energy Corp.	3.85%	06/15/34	601,722
750,000	Duke Energy Corp.	3.75%	09/01/46	560,745
100,000	Evergy Metro, Inc.	4.20%	06/15/47	82,687
290,000	Exelon Corp. (b)	3.35%	03/15/32	255,082
1,254,000	FirstEnergy Corp., Series C	3.40%	03/01/50	837,384
955,000	FirstEnergy Transmission LLC (b)	2.87%	09/15/28	834,507
750,000	Jersey Central Power & Light Co. (b)	4.70%	04/01/24	740,376
100,000	Metropolitan Edison Co. (b)	3.50%	03/15/23	99,437
750,000	MidAmerican Energy Co.	3.95%	08/01/47	621,705
1,395,000	New England Power Co. (b)	5.94%	11/25/52	1,440,550
550,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.27% (d)	4.93%	02/22/23	549,887
345,000	NextEra Energy Capital Holdings, Inc.	0.65%	03/01/23	341,489
1,910,000	Niagara Mohawk Power Corp. (b)	5.78%	09/16/52	1,942,737
500,000	Pennsylvania Electric Co. (b)	4.15%	04/15/25	480,521
1,500,000	Pike Corp. (b)	5.50%	09/01/28	1,342,425
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	83,320
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	430,211
				16,085,622
	Electrical Component & Equipment — 0.1%
1,122,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	956,208
	Engineering & Construction — 0.1%
1,113,000	Artera Services LLC (b)	9.03%	12/04/25	927,769
	Entertainment — 0.9%
1,000,000	Caesars Entertainment, Inc. (b)	8.13%	07/01/27	1,005,180
1,140,000	Caesars Entertainment, Inc. (b)	4.63%	10/15/29	956,255
515,000	Churchill Downs, Inc. (b)	5.50%	04/01/27	490,596
600,000	Cinemark USA, Inc. (b)	5.25%	07/15/28	479,940
1,220,000	Everi Holdings, Inc. (b)	5.00%	07/15/29	1,059,166
590,000	Live Nation Entertainment, Inc. (b)	4.75%	10/15/27	533,375

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Entertainment (Continued)
$1,580,000	Penn Entertainment, Inc. (b)	4.13%	07/01/29	$1,290,584
515,000	Warnermedia Holdings, Inc. (b)	4.28%	03/15/32	437,771
2,715,000	Warnermedia Holdings, Inc. (b)	5.05%	03/15/42	2,176,631
3,988,000	Warnermedia Holdings, Inc. (b)	5.14%	03/15/52	3,094,708
				11,524,206
	Environmental Control — 0.2%
200,000	Clean Harbors, Inc. (b)	4.88%	07/15/27	188,424
1,953,000	Waste Pro USA, Inc. (b)	5.50%	02/15/26	1,805,383
				1,993,807
	Food — 0.7%
1,150,000	Chobani LLC / Chobani Finance Corp., Inc. (b)	4.63%	11/15/28	1,014,654
950,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. (b)	8.50%	06/01/26	547,994
300,000	Kraft Heinz Foods Co.	3.75%	04/01/30	277,394
186,000	Kraft Heinz Foods Co.	4.25%	03/01/31	176,312
1,650,000	Kraft Heinz Foods Co.	5.20%	07/15/45	1,563,482
240,000	Kraft Heinz Foods Co.	4.38%	06/01/46	202,581
765,000	Kraft Heinz Foods Co.	4.88%	10/01/49	691,151
20,000	Pilgrim’s Pride Corp. (b)	5.88%	09/30/27	19,792
286,000	Pilgrim’s Pride Corp. (b)	4.25%	04/15/31	248,224
1,200,000	Pilgrim’s Pride Corp. (b)	3.50%	03/01/32	967,446
1,600,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (b)	4.63%	03/01/29	1,325,968
387,000	Smithfield Foods, Inc. (b)	5.20%	04/01/29	360,282
1,500,000	TreeHouse Foods, Inc.	4.00%	09/01/28	1,280,183
				8,675,463
	Forest Products & Paper — 0.0%
755,000	Clearwater Paper Corp. (b)	4.75%	08/15/28	665,932
	Gas — 0.0%
155,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	154,794
	Healthcare-Products — 0.3%
1,600,000	Alcon Finance Corp. (b)	3.00%	09/23/29	1,400,727
1,425,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	1,182,354
208,000	Hologic, Inc. (b)	4.63%	02/01/28	199,469
1,000,000	PerkinElmer, Inc.	2.25%	09/15/31	785,752
				3,568,302
	Healthcare-Services — 1.6%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	595,077
700,000	Cano Health LLC (b)	6.25%	10/01/28	357,000
900,000	Catalent Pharma Solutions, Inc. (b)	5.00%	07/15/27	858,622
400,000	Catalent Pharma Solutions, Inc. (b)	3.13%	02/15/29	327,464
1,125,000	Centene Corp.	4.25%	12/15/27	1,057,742
1,778,000	Centene Corp.	2.45%	07/15/28	1,497,037
1,396,000	Centene Corp.	3.00%	10/15/30	1,153,515
500,000	Centene Corp.	2.50%	03/01/31	395,800
250,000	CommonSpirit Health	3.35%	10/01/29	217,788
370,000	CommonSpirit Health	2.78%	10/01/30	298,833
90,000	HCA, Inc.	5.25%	04/15/25	89,877
380,000	HCA, Inc.	5.38%	09/01/26	378,594
360,000	HCA, Inc.	7.05%	12/01/27	377,950

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$417,000	HCA, Inc.	4.13%	06/15/29	$381,510
2,870,000	HCA, Inc.	3.50%	09/01/30	2,471,730
2,068,000	HCA, Inc. (b)	3.63%	03/15/32	1,769,612
1,830,000	HCA, Inc.	5.50%	06/15/47	1,673,206
470,000	HCA, Inc.	5.25%	06/15/49	411,830
1,625,000	HCA, Inc. (b)	4.63%	03/15/52	1,312,549
365,000	HCA, Inc., Medium-Term Note	7.58%	09/15/25	380,271
100,000	Humana, Inc.	3.15%	12/01/22	100,000
700,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	643,170
919,000	Molina Healthcare, Inc. (b)	3.88%	11/15/30	791,489
325,000	Molina Healthcare, Inc. (b)	3.88%	05/15/32	274,605
1,350,000	Prime Healthcare Services, Inc. (b)	7.25%	11/01/25	1,155,290
62,000	Tenet Healthcare Corp.	4.63%	07/15/24	60,760
178,000	Tenet Healthcare Corp. (b)	4.63%	06/15/28	159,622
850,000	Tenet Healthcare Corp. (b)	4.38%	01/15/30	741,549
1,350,000	Universal Health Services, Inc. (b)	1.65%	09/01/26	1,159,335
				21,091,827
	Household Products/Wares — 0.2%
1,505,000	Clorox (The) Co.	1.80%	05/15/30	1,206,679
2,250,000	Spectrum Brands, Inc. (b)	5.50%	07/15/30	1,930,928
				3,137,607
	Housewares — 0.1%
1,270,000	Newell Brands, Inc.	6.63%	09/15/29	1,249,521
	Insurance — 1.0%
437,000	Acrisure LLC / Acrisure Finance, Inc. (b)	4.25%	02/15/29	357,065
700,000	Acrisure LLC / Acrisure Finance, Inc. (b)	6.00%	08/01/29	561,127
1,250,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (b)	6.75%	10/15/27	1,153,125
550,000	AmWINS Group, Inc. (b)	4.88%	06/30/29	475,908
1,060,000	Aon Corp. / Aon Global Holdings PLC	3.90%	02/28/52	827,025
800,000	AssuredPartners, Inc. (b)	5.63%	01/15/29	680,800
1,115,000	Athene Global Funding (b)	3.21%	03/08/27	1,002,073
1,560,000	Athene Global Funding (b)	1.99%	08/19/28	1,267,838
675,000	Athene Global Funding (b)	2.72%	01/07/29	563,052
760,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/52	621,832
810,000	Brown & Brown, Inc.	4.95%	03/17/52	672,222
250,000	Farmers Exchange Capital III (b) (f)	5.45%	10/15/54	226,398
775,000	Farmers Insurance Exchange (b)	8.63%	05/01/24	801,113
465,000	Farmers Insurance Exchange (b) (f)	4.75%	11/01/57	382,301
750,000	MassMutual Global Funding II (b)	3.40%	03/08/26	719,363
1,360,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (d)	5.58%	12/15/24	1,360,069
50,000	Teachers Insurance & Annuity Association of America (b)	4.27%	05/15/47	42,186
220,000	Teachers Insurance & Annuity Association of America (b)	3.30%	05/15/50	155,711
1,260,000	Teachers Insurance & Annuity Association of America (b) (f)	4.38%	09/15/54	1,204,844
				13,074,052
	Internet — 0.3%
600,000	Cogent Communications Group, Inc. (b)	7.00%	06/15/27	585,657
1,250,000	Gen Digital, Inc. (b)	6.75%	09/30/27	1,256,800
1,775,000	Netflix, Inc.	5.88%	02/15/25	1,795,513
				3,637,970

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Lodging — 0.2%
$1,500,000	Boyd Gaming Corp. (b)	4.75%	06/15/31	$1,310,745
1,626,000	Hilton Domestic Operating Co., Inc. (b)	3.63%	02/15/32	1,340,418
				2,651,163
	Machinery-Diversified — 0.1%
2,650,000	OT Merger Corp. (b)	7.88%	10/15/29	1,552,291
	Media — 0.9%
1,579,000	Cable One, Inc. (b)	4.00%	11/15/30	1,274,482
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	221,422
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	306,521
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	280,031
542,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	07/01/49	430,152
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.80%	03/01/50	751,725
690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.25%	04/01/53	555,526
173,000	Cox Communications, Inc. (b)	3.15%	08/15/24	166,529
680,000	Cox Communications, Inc. (b)	2.60%	06/15/31	545,552
900,000	Cox Enterprises, Inc. (b)	7.38%	07/15/27	957,998
700,000	CSC Holdings LLC (b)	7.50%	04/01/28	546,598
1,772,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (b)	5.38%	08/15/26	290,225
1,032,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (b)	5.88%	08/15/27	948,145
1,205,000	Gray Escrow II, Inc. (b)	5.38%	11/15/31	921,560
816,000	Scripps Escrow II, Inc. (b)	5.38%	01/15/31	667,162
750,000	Scripps Escrow, Inc. (b)	5.88%	07/15/27	668,483
630,000	Time Warner Cable LLC	5.88%	11/15/40	559,184
1,885,000	Time Warner Cable LLC	5.50%	09/01/41	1,607,004
390,000	Walt Disney (The) Co.	4.00%	10/01/23	386,161
				12,084,460
	Oil & Gas — 0.1%
1,118,000	Occidental Petroleum Corp.	(h)	10/10/36	567,893
800,000	Sunoco L.P. / Sunoco Finance Corp.	4.50%	05/15/29	693,734
				1,261,627
	Oil & Gas Services — 0.2%
1,336,000	Archrock Partners L.P. / Archrock Partners Finance Corp. (b)	6.25%	04/01/28	1,241,271
1,190,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	1,141,287
				2,382,558
	Packaging & Containers — 0.2%
58,000	Ball Corp.	4.00%	11/15/23	56,895
1,830,000	Berry Global, Inc. (b)	4.88%	07/15/26	1,758,227
295,000	Berry Global, Inc.	1.65%	01/15/27	249,135
728,000	Graphic Packaging International LLC	4.13%	08/15/24	708,883
20,000	Mauser Packaging Solutions Holding Co. (b)	5.50%	04/15/24	19,753
60,000	Sealed Air Corp. (b)	5.50%	09/15/25	59,616
				2,852,509

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals — 1.2%
$725,000	180 Medical, Inc. (b)	3.88%	10/15/29	$617,597
705,000	AbbVie, Inc.	4.55%	03/15/35	671,676
1,158,000	AbbVie, Inc.	4.50%	05/14/35	1,097,999
200,000	AbbVie, Inc.	4.45%	05/14/46	176,665
810,000	Bayer US Finance II LLC (b)	2.85%	04/15/25	760,771
180,000	Bayer US Finance II LLC (b)	4.25%	12/15/25	174,644
880,000	Bayer US Finance II LLC (b)	4.38%	12/15/28	836,155
265,000	Bayer US Finance II LLC (b)	4.63%	06/25/38	230,075
1,960,000	Bayer US Finance II LLC (b)	4.40%	07/15/44	1,556,926
400,000	Bayer US Finance II LLC (b)	4.88%	06/25/48	349,545
1,495,000	Becton Dickinson and Co.	2.82%	05/20/30	1,303,674
330,000	Cigna Corp.	4.38%	10/15/28	321,950
400,000	Cigna Corp.	4.90%	12/15/48	370,029
2,280,000	CVS Health Corp.	5.05%	03/25/48	2,120,178
2,005,000	Option Care Health, Inc. (b)	4.38%	10/31/29	1,710,501
1,431,000	Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (b)	5.13%	04/30/31	1,271,444
550,000	Prestige Brands, Inc. (b)	5.13%	01/15/28	519,252
1,721,000	Prestige Brands, Inc. (b)	3.75%	04/01/31	1,456,095
				15,545,176
	Pipelines — 0.9%
50,000	Energy Transfer L.P.	4.00%	10/01/27	46,943
1,535,000	Energy Transfer L.P.	5.40%	10/01/47	1,327,404
3,740,000	Energy Transfer L.P.	5.00%	05/15/50	3,088,297
594,000	Energy Transfer L.P., Series B (f)	6.63%	(g)	434,362
115,000	Enterprise Products Operating LLC	5.10%	02/15/45	105,258
765,000	Global Partners L.P. / GLP Finance Corp	6.88%	01/15/29	695,385
250,000	Kinder Morgan, Inc.	5.55%	06/01/45	233,703
607,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (b)	7.50%	02/01/26	548,948
845,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	737,204
350,000	Rockies Express Pipeline LLC (b)	4.95%	07/15/29	315,360
100,000	Rockies Express Pipeline LLC (b)	6.88%	04/15/40	83,434
598,788	Ruby Pipeline LLC (i) (j) (k) (l)	8.00%	04/01/22	583,818
1,015,000	Sabine Pass Liquefaction LLC	4.50%	05/15/30	960,076
1,274,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	1,111,110
1,705,000	Venture Global Calcasieu Pass LLC (b)	4.13%	08/15/31	1,472,506
				11,743,808
	Real Estate Investment Trusts — 1.7%
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	72,477
1,310,000	American Assets Trust L.P.	3.38%	02/01/31	1,057,776
2,235,000	American Homes 4 Rent L.P.	3.63%	04/15/32	1,895,851
250,000	Boston Properties L.P.	2.75%	10/01/26	226,926
200,000	Boston Properties L.P.	3.40%	06/21/29	173,058
550,000	Camden Property Trust	2.95%	12/15/22	549,527
500,000	CubeSmart L.P.	4.38%	02/15/29	467,330
975,000	Extra Space Storage L.P.	2.55%	06/01/31	769,417
3,625,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	3,518,715
175,000	GLP Capital L.P. / GLP Financing II, Inc.	5.75%	06/01/28	169,561
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	174,177
1,485,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	1,290,279
490,000	Healthcare Realty Holdings L.P.	3.63%	01/15/28	437,134
595,000	Healthcare Realty Holdings L.P.	3.10%	02/15/30	500,053

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$1,597,000	Healthcare Realty Holdings L.P.	2.40%	03/15/30	$1,264,545
870,000	Healthcare Realty Holdings L.P.	2.00%	03/15/31	661,575
500,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	424,124
560,000	Hudson Pacific Properties L.P.	5.95%	02/15/28	532,332
175,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	152,612
405,000	Hudson Pacific Properties L.P.	3.25%	01/15/30	317,576
310,000	Invitation Homes Operating Partnership L.P.	2.30%	11/15/28	256,629
173,000	Kilroy Realty L.P.	4.25%	08/15/29	154,242
400,000	Kilroy Realty L.P.	2.50%	11/15/32	289,899
1,639,000	Life Storage L.P.	2.40%	10/15/31	1,266,404
505,000	LXP Industrial Trust	2.70%	09/15/30	404,970
830,000	Physicians Realty LP	2.63%	11/01/31	653,176
250,000	Ventas Realty L.P.	2.65%	01/15/25	236,192
80,000	VICI Properties L.P.	4.95%	02/15/30	75,733
1,250,000	VICI Properties L.P.	5.13%	05/15/32	1,174,081
503,000	VICI Properties L.P.	5.63%	05/15/52	455,104
117,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	5.63%	05/01/24	116,014
399,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.63%	06/15/25	382,301
290,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.50%	09/01/26	271,900
210,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	5.75%	02/01/27	203,759
750,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	677,554
220,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	4.50%	01/15/28	201,563
440,000	VICI Properties L.P. / VICI Note Co., Inc. (b)	3.88%	02/15/29	386,715
				21,861,281
	Retail — 0.4%
1,260,000	Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC (b)	5.13%	04/15/29	1,090,171
1,817,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (b)	6.75%	01/15/30	1,532,403
788,000	FirstCash, Inc. (b)	5.63%	01/01/30	717,733
2,170,000	Michaels (The) Cos., Inc. (b)	7.88%	05/01/29	1,287,081
1,400,000	Papa John’s International, Inc. (b)	3.88%	09/15/29	1,172,194
				5,799,582
	Semiconductors — 0.1%
75,000	Broadcom, Inc.	3.63%	10/15/24	73,093
316,000	Broadcom, Inc. (b)	2.60%	02/15/33	239,070
660,000	Broadcom, Inc. (b)	3.42%	04/15/33	536,849
415,000	Intel Corp.	3.73%	12/08/47	319,936
				1,168,948
	Software — 0.4%
225,000	Central Parent, Inc. / CDK Global, Inc. (b)	7.25%	06/15/29	217,398
960,000	Oracle Corp.	2.88%	03/25/31	803,979
1,755,000	Oracle Corp.	3.80%	11/15/37	1,391,905
1,640,000	Oracle Corp.	4.00%	11/15/47	1,214,797
1,235,000	Oracle Corp.	6.90%	11/09/52	1,370,239
				4,998,318
	Telecommunications — 1.7%
775,000	AT&T, Inc.	2.55%	12/01/33	609,569
2,150,000	AT&T, Inc.	4.50%	05/15/35	1,972,099
200,000	AT&T, Inc.	5.25%	03/01/37	195,624
594,000	AT&T, Inc.	4.85%	03/01/39	545,836

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$750,000	AT&T, Inc.	4.30%	12/15/42	$628,928
605,000	AT&T, Inc.	4.75%	05/15/46	527,719
2,720,000	AT&T, Inc.	3.80%	12/01/57	1,978,742
162,000	CommScope, Inc. (b)	6.00%	03/01/26	156,934
456,000	Frontier Communications Holdings LLC (b)	5.00%	05/01/28	406,314
592,000	Level 3 Financing, Inc. (b)	4.63%	09/15/27	499,574
1,400,000	Level 3 Financing, Inc. (b)	4.25%	07/01/28	1,097,830
1,515,000	Level 3 Financing, Inc. (b)	3.63%	01/15/29	1,120,570
300,000	Level 3 Financing, Inc. (b)	3.75%	07/15/29	217,341
1,070,000	Level 3 Financing, Inc. (b)	3.88%	11/15/29	833,059
400,000	Lumen Technologies Inc (b)	4.00%	02/15/27	341,510
342,000	Qwest Corp.	7.25%	09/15/25	340,882
335,000	SES GLOBAL Americas Holdings, Inc. (b)	5.30%	03/25/44	262,880
542,000	Sprint Corp.	7.88%	09/15/23	554,434
3,025,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	4.74%	03/20/25	2,987,407
280,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)	5.15%	03/20/28	275,796
1,075,000	T-Mobile USA, Inc.	2.25%	02/15/26	985,579
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	72,028
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	853,254
1,445,000	T-Mobile USA, Inc.	3.88%	04/15/30	1,328,534
700,000	T-Mobile USA, Inc.	2.55%	02/15/31	581,104
2,000,000	T-Mobile USA, Inc.	3.50%	04/15/31	1,745,101
1,660,000	Zayo Group Holdings, Inc. (b)	4.00%	03/01/27	1,191,697
				22,310,345
	Total Corporate Bonds and Notes			291,220,096
	(Cost $321,462,334)

ASSET-BACKED SECURITIES — 18.6%
	321 Henderson Receivables LLC
259,315	Series 2013-2A, Class A (b)	4.21%	03/15/62	236,248
	ABFC Trust
69,521	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (b) (d)	4.34%	05/25/37	62,867
973,731	Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (d)	5.29%	06/25/37	699,969
	ACE Securities Corp. Home Equity Loan Trust
3,366,497	Series 2006-ASP6, Class A2C, 1 Mo. LIBOR + 0.32% (d)	4.36%	12/25/36	1,208,328
814,023	Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (d)	4.34%	06/25/36	585,023
2,135,045	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)	4.34%	01/25/37	1,123,840
2,935,483	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)	4.25%	02/25/37	1,314,564
	AFN ABSPROP001 LLC
3,666,247	Series 2019-1A, Class A1 (b)	3.78%	05/20/49	3,504,532
	AGL CLO Ltd.
3,600,000	Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (b) (d)	5.40%	07/20/34	3,504,600
	AIG CLO Ltd.
1,600,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (b) (d)	5.94%	04/20/32	1,548,949
	Aimco CLO Ltd.
2,600,000	Series 2015-AA, Class BR2, 3 Mo. LIBOR + 1.60% (b) (d)	5.68%	10/17/34	2,478,075
2,100,000	Series 2020-11A, Class AR, 3 Mo. LIBOR + 1.13% (b) (d)	5.21%	10/17/34	2,035,179

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Allegro CLO VI Ltd.
$4,000,000	Series 2017-2A, Class B, 3 Mo. LIBOR + 1.50% (b) (d)	5.58%	01/17/31	$3,820,610
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
375,732	Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (d)	3.78%	09/25/32	357,204
	AMMC CLO Ltd.
2,500,000	Series 2021-24A, Class B, 3 Mo. LIBOR + 1.75% (b) (d)	5.99%	01/20/35	2,373,224
	Apidos CLO XXXVII
1,625,000	Series 2021-37A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	5.92%	10/22/34	1,543,304
	Arbor Realty Commercial Real Estate Notes Ltd.
2,000,000	Series 2019-FL2, Class AS, 1 Mo. CME Term SOFR + 1.56% (b) (d)	5.36%	09/15/34	1,943,664
1,831,000	Series 2021-FL1, Class C, 1 Mo. LIBOR + 2.00% (b) (d)	5.88%	12/15/35	1,725,519
2,000,000	Series 2021-FL1, Class E, 1 Mo. LIBOR + 3.40% (b) (d)	7.28%	12/15/35	1,893,653
	Ares LXII CLO Ltd.
2,000,000	Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (b) (d)	6.01%	01/25/34	1,905,295
	Argent Securities Trust
1,266,673	Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (d)	4.42%	03/25/36	668,902
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
121,814	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (d)	4.70%	11/25/35	117,297
2,200,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (d)	4.73%	11/25/35	1,831,677
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	380,911
	BlueMountain CLO XXXI Ltd
2,500,000	Series 2021-31A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	5.93%	04/19/34	2,387,563
	BNC Mortgage Loan Trust
1,089,891	Series 2006-2, Class A4, 1 Mo. LIBOR + 0.32% (d)	4.36%	11/25/36	1,049,290
	CAL Funding IV Ltd.
2,263,122	Series 2020-1A, Class A (b)	2.22%	09/25/45	1,954,673
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (b)	(h)	09/08/27	878,375
6,700	Series 2021-N2, Class R (b)	(h)	03/10/28	1,588,033
2,500	Series 2021-P2, Class R (b)	(h)	05/10/28	806,736
2,800	Series 2021-P4, Class R (b)	(h)	09/11/28	1,270,262
19,300	Series 2022-N1, Class R (b)	(h)	12/11/28	3,464,705
17,100	Series 2022-P2, Class R (b)	(h)	05/10/29	2,935,978
	C-BASS TRUST
2,695,385	Series 2007-CB1, Class AF2, steps up to 6.22% after Redemption Date (c)	3.10%	01/25/37	925,621
2,669,873	Series 2007-CB1, Class AF3, steps up to 6.24% after Redemption Date (c)	3.10%	01/25/37	916,825
	Cedar Funding XIV CLO Ltd.
1,850,000	Series 2021-14A, Class A, 3 Mo. LIBOR + 1.10% (b) (d)	5.18%	07/15/33	1,812,982
	CF Hippolyta Issuer LLC
3,718,708	Series 2020-1, Class A1 (b)	1.69%	07/15/60	3,296,329
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (b)	(h)	06/25/30	1,796,891
	CIT Education Loan Trust
2,979,830	Series 2005-1, Class A4, 3 Mo. LIBOR + 0.16% (d)	3.45%	12/15/33	2,841,760
	Citigroup Mortgage Loan Trust
2,772,277	Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.20% (d)	4.24%	12/25/36	1,796,908
	Citigroup Mortgage Loan Trust, Inc.
292,887	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (d)	4.43%	06/25/37	286,850
	CMFT Net Lease Master Issuer LLC
2,857,102	Series 2021-1, Class A1 (b)	2.09%	07/20/51	2,422,250

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Cologix Data Centers US Issuer LLC
$1,960,000	Series 2021-1A, Class A2 (b)	3.30%	12/26/51	$1,724,753
	Conseco Finance Corp.
1,795,133	Series 1999-3, Class A8	7.06%	02/01/31	1,597,108
	CoreVest American Finance Trust
952,165	Series 2020-1, Class XA, IO (a) (b)	2.76%	03/15/50	64,934
857,846	Series 2020-3, Class XA, IO (a) (b)	3.85%	08/15/53	65,181
1,250,000	Series 2020-3, Class XB, IO (a) (b)	2.79%	08/15/53	149,086
1,640,000	Series 2020-4, Class B (b)	1.71%	12/15/52	1,416,672
	Credit-Based Asset Servicing & Securitization LLC
808,448	Series 2006-MH1, Class B1 (b)	6.25%	10/25/36	764,684
	CWABS Asset-Backed Certificates Trust
1,950,000	Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.72% (d)	4.76%	05/25/36	1,837,221
15,392	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.34% (d)	4.38%	09/25/36	15,376
	DataBank Issuer
2,245,000	Series 2021-1A, Class A2 (b)	2.06%	02/27/51	1,940,719
	Dryden CLO Ltd.
1,600,000	Series 2018-58A, Class C, 3 Mo. LIBOR + 1.80% (b) (d)	5.88%	07/17/31	1,502,942
625,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	6.26%	05/15/32	601,250
	Eaton Vance CLO Ltd.
1,800,000	Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (b) (d)	5.18%	04/15/31	1,766,066
1,750,000	Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.17% (b) (d)	5.25%	10/15/34	1,700,562
	ECMC Group Student Loan Trust
1,670,044	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (d)	5.07%	05/25/67	1,606,647
1,424,396	Series 2021-1A, Class A1B, 1 Mo. LIBOR + 0.57% (b) (d)	4.61%	11/25/70	1,345,195
	Elmwood CLO VI Ltd.
2,600,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	5.89%	10/20/34	2,490,791
	Exeter Automobile Receivables Trust
1,400,000	Series 2022-6A, Class D (m)	8.03%	04/06/29	1,399,584
	FirstKey Homes Trust
4,760,000	Series 2020-SFR1, Class B (b)	1.74%	08/17/37	4,251,263
2,420,000	Series 2020-SFR2, Class F1 (b)	3.02%	10/19/37	2,105,860
	Flatiron CLO Ltd.
1,000,000	Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	5.83%	07/19/34	956,434
	Fremont Home Loan Trust
28,264	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (d)	4.72%	11/25/35	27,576
	GCI Funding I LLC
2,675,837	Series 2021-1, Class A (b)	2.38%	06/18/46	2,276,990
	Goldentree Loan Management US CLO Ltd.
1,200,000	Series 2019-4A, Class AR, 3 Mo. LIBOR + 1.11% (b) (d)	5.43%	04/24/31	1,173,498
	Golub Capital Partners CLO L.P.
1,575,000	Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (b) (d)	6.06%	08/05/33	1,514,890
	GSAA Home Equity Trust
3,455,000	Series 2005-4, Class M2, 1 Mo. LIBOR + 1.05% (d)	5.09%	03/25/35	3,245,083
229,774	Series 2007-8, Class A3, 1 Mo. LIBOR + 0.90% (d)	4.94%	08/25/37	221,469
	GSAMP Trust
804,093	Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.52% (d)	4.56%	06/25/36	765,177
1,132,777	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)	4.18%	01/25/37	676,819
	HPS Loan Management Ltd.
1,225,000	Series 10A-16, Class A1RR, 3 Mo. LIBOR + 1.14% (b) (d)	5.38%	04/20/34	1,187,348
2,700,000	Series 2021-16A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	6.02%	01/23/35	2,548,869
	HSI Asset Securitization Corp Trust
5,728,148	Series 2007-OPT1, Class 1A, 1 Mo. LIBOR + 0.14% (d)	4.18%	12/25/36	4,756,049

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Invitation Homes Trust
$1,124,052	Series 2018-SFR4, Class A, 1 Mo. LIBOR + 1.10% (b) (d)	5.00%	01/17/38	$1,108,106
	JGWPT XXV LLC
2,112,842	Series 2012-1A, Class A (b)	4.21%	02/16/65	1,863,714
	JP Morgan Mortgage Acquisition Trust
654,700	Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption Date (c)	5.54%	10/25/36	414,613
598,613	Series 2006-WF1, Class A5	6.91%	07/25/36	181,319
930,476	Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption Date (c)	4.43%	01/25/37	513,458
	Lehman XS Trust
1,258,727	Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (d)	4.38%	10/25/36	1,125,735
3,495,341	Series 2006-19, Class A3, 1 Mo. LIBOR + 0.50% (d)	4.54%	12/25/36	2,856,020
2,083,333	Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (d)	4.56%	02/25/47	1,829,517
	Long Beach Mortgage Loan Trust
2,270,948	Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.32% (d)	4.36%	09/25/36	649,056
13,399,671	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (d)	4.20%	11/25/36	4,144,786
	Magnetite XXI Ltd
2,000,000	Series 2019-21A, Class BR, 3 Mo. LIBOR + 1.35% (b) (d)	5.59%	04/20/34	1,903,769
	Mastr Asset Backed Securities Trust
118,784	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (d)	4.36%	11/25/36	71,663
1,632,578	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.22% (d)	4.26%	08/25/36	656,338
	Merrill Lynch First Franklin Mortgage Loan Trust
1,720,804	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.28% (d)	4.32%	04/25/37	785,656
3,142,811	Series 2007-5, Class 1A, 1 Mo. LIBOR + 0.85% (d)	4.89%	10/25/37	1,996,957
	Merrill Lynch Mortgage Investors Trust
2,912,990	Series 2006-HE6, Class A2C, 1 Mo. LIBOR + 0.46% (d)	4.50%	11/25/37	1,048,022
	Morgan Stanley ABS Capital I, Inc. Trust
1,861,476	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)	4.14%	10/25/36	882,374
1,802,261	Series 2006-HE8, Class A2C, 1 Mo. LIBOR + 0.14% (d)	4.18%	10/25/36	855,095
4,607,104	Series 2007-HE2, Class A2B, 1 Mo. LIBOR + 0.09% (d)	4.13%	01/25/37	2,254,338
1,289,423	Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (d)	4.22%	02/25/37	430,829
1,797,990	Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)	4.30%	05/25/37	1,248,691
	Navient Student Loan Trust
22,353	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d)	4.53%	06/25/31	21,651
2,405,626	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (d)	5.52%	06/25/65	2,348,624
4,269,000	Series 2018-2A, Class A3, 1 Mo. LIBOR + 0.75% (b) (d)	4.77%	03/25/67	4,173,401
2,500,000	Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (b) (d)	5.59%	07/25/68	2,326,349
	Neuberger Berman Loan Advisers CLO Ltd.
1,500,000	Series 2017-26A, Class D, 3 Mo. LIBOR + 2.65% (b) (d)	6.84%	10/18/30	1,378,869
1,300,000	Series 2021-43A, Class A, 3 Mo. LIBOR + 1.13% (b) (d)	5.21%	07/17/35	1,265,110
	NovaStar Mortgage Funding Trust
588,361	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (d)	4.24%	09/25/37	564,149
	OCP CLO Ltd.
1,500,000	Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)	5.94%	07/20/34	1,438,565
	Octagon Investment Partners 46 Ltd.
2,100,000	Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (b) (d)	5.24%	07/15/36	2,039,749
	OHA Credit Funding Ltd.
2,000,000	Series 2019-3A, Class AR, 3 Mo. LIBOR + 1.14% (b) (d)	5.38%	07/02/35	1,947,593
3,000,000	Series 2020-5A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)	5.79%	04/18/33	2,871,479
	Palmer Square CLO Ltd.
3,100,000	Series 2020-3A, Class A1AR, 3 Mo. LIBOR + 1.08% (b) (d)	5.69%	11/15/31	3,046,719

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	PRET LLC
$3,760,372	Series 2022-RN2, Class A1, steps up to 9.00% on 07/25/26 (b) (c)	5.00%	06/25/52	$3,656,495
	Progress Residential Trust
1,200,000	Series 2019-SFR3, Class F (b)	3.87%	09/17/36	1,130,311
5,135,000	Series 2021-SFR2, Class E2 (b)	2.65%	04/19/38	4,304,299
2,000,000	Series 2021-SFR6, Class G (b)	4.00%	07/17/38	1,686,908
1,605,000	Series 2021-SFR11, Class B (b)	2.73%	01/17/39	1,322,275
8,100,000	Series 2021-SFR9, Class F (b)	4.05%	11/17/40	6,345,790
	Regatta XII Funding Ltd.
3,000,000	Series 2019-1A, Class BR, 3 Mo. LIBOR + 1.60% (b) (d)	5.68%	10/15/32	2,870,646
	Regatta XX Funding Ltd
3,200,000	Series 2021-2A, Class A, 3 Mo. LIBOR + 1.16% (b) (d)	5.24%	10/15/34	3,096,816
	Residential Asset Mortgage Products, Inc.
1,400,000	Series 2006-NC2, Class M1, 1 Mo. LIBOR + 0.54% (d)	4.58%	02/25/36	1,303,177
1,863,765	Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.33% (d)	4.54%	05/25/36	1,815,990
	Residential Asset Securities Corp.
36,336	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (d)	4.67%	12/25/35	36,024
	Rockford Tower CLO Ltd.
1,325,000	Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)	6.33%	08/20/32	1,269,285
1,800,000	Series 2020-1A, Class B, 3 Mo. LIBOR + 1.80% (b) (d)	6.04%	01/20/32	1,737,907
	Sabey Data Center Issuer LLC
1,785,000	Series 2020-1, Class A2 (b)	3.81%	04/20/45	1,666,647
	Saxon Asset Securities Trust
1,172,075	Series 2006-1, Class M1, 1 Mo. LIBOR + 0.47% (d)	4.51%	03/25/36	1,105,988
	Securitized Asset Backed Receivables LLC Trust
2,333,687	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (d)	4.32%	06/25/36	1,479,828
	Skyline Aircraft Finance LLC
631,829	Series 2020-1, Class A (n) (o)	3.23%	05/10/38	562,391
	SLC Student Loan Trust
933,418	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)	4.89%	12/15/32	929,057
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (b)	(h)	10/28/29	461,650
	SLM Student Loan Trust
2,030,332	Series 2006-2, Class B, 3 Mo. LIBOR + 0.22% (d)	4.58%	01/25/41	1,862,970
3,400	Series 2006-2, Class R	(h)	01/25/41	433,569
2,184,925	Series 2007-1, Class B, 3 Mo. LIBOR + 0.22% (d)	4.58%	01/27/42	1,927,060
1,375	Series 2007-4, Class R	(h)	01/25/42	360,903
1,631,325	Series 2007-7, Class A4, 3 Mo. LIBOR + 0.33% (d)	4.69%	01/25/22	1,574,460
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)	5.11%	10/27/70	715,897
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)	5.56%	01/25/83	231,868
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)	5.56%	04/26/83	247,590
753,844	Series 2008-4, Class A4, 3 Mo. LIBOR + 1.65% (d)	6.01%	07/25/22	750,748
2,219,779	Series 2008-5, Class A4, 3 Mo. LIBOR + 1.70% (d)	6.06%	07/25/23	2,190,518
650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (d)	6.21%	07/25/73	608,852
340,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (d)	6.21%	07/26/83	308,027
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (d)	6.61%	10/25/75	210,206
1,875,084	Series 2008-9, Class A, 3 Mo. LIBOR + 1.50% (d)	5.86%	04/25/23	1,853,690
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (d)	6.61%	10/25/83	737,845
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)	5.82%	09/25/43	93,836
	Soundview Home Loan Trust
2,042,128	Series 2007-OPT1, Class 2A3, 1 Mo. LIBOR + 0.21% (d)	4.25%	06/25/37	1,400,790
197,859	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (d)	4.27%	07/25/37	153,477

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Specialty Underwriting & Residential Finance Trust
$2,746,667	Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (d)	4.52%	09/25/37	$1,909,711
	Structured Asset Securities Corp Mortgage Loan Trust
4,812,094	Series 2005-2XS, Class M1, 1 Mo. LIBOR + 0.71% (d)	4.75%	02/25/35	4,799,325
974,439	Series 2006-BC3, Class A3, 1 Mo. LIBOR + 0.32% (d)	4.36%	10/25/36	808,587
	Structured Receivables Finance LLC
64,164	Series 2010-B, Class A (b)	3.73%	08/15/36	61,505
	STWD Ltd.
2,483,000	Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR + 1.51% (b) (d)	5.33%	07/15/38	2,395,024
	TAL Advantage VII LLC
2,769,413	Series 2020-1A, Class A (b)	2.05%	09/20/45	2,414,952
	Textainer Marine Containers Ltd.
1,620,000	Series 2021-3A, Class A (b)	1.94%	08/20/46	1,325,365
	Textainer Marine Containers VII Ltd.
1,998,618	Series 2020-2A, Class A (b)	2.10%	09/20/45	1,737,616
	Trestles CLO V Ltd.
1,900,000	Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (b) (d)	5.41%	10/20/34	1,835,323
	Tricon American Homes Trust
1,400,000	Series 2017-SFR2, Class E (b)	4.22%	01/17/36	1,353,455
	Triton Container Finance VIII LLC
3,120,042	Series 2021-1A, Class A (b)	1.86%	03/20/46	2,608,169
	TRP LLC
3,518,681	Series 2021-1, Class A (b)	2.07%	06/19/51	2,974,305
	Wachovia Student Loan Trust
1,296,149	Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (b) (d)	4.60%	04/25/40	1,197,960
	WaMu Asset-Backed Certificates WaMu Trust
1,603,427	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)	4.29%	04/25/37	629,120
	Washington Mutual Asset-Backed Certificates WMABS Trust
413,587	Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (d)	4.20%	10/25/36	321,470
	Total Asset-Backed Securities			246,049,552
	(Cost $267,133,487)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.0%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
206,231	Series 2019-4919, Class FP, 1 Mo. LIBOR + 0.45% (d)	4.47%	09/25/49	200,299
	Federal National Mortgage Association
923,560	Series 2011-116, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (p)	1.98%	11/25/41	68,977
128,706	Series 2012-56, Class FK, 1 Mo. LIBOR + 0.45% (d)	4.47%	06/25/42	125,989
106,085	Series 2012-128, Class UA	2.50%	06/25/42	94,546
1,026,801	Series 2013-18, Class MI, IO	3.00%	02/25/33	56,413
260,815	Series 2019-33, Class FN, 1 Mo. LIBOR + 0.40% (d)	4.42%	07/25/49	255,074
	Government National Mortgage Association
959,451	Series 2003-110, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (p)	2.66%	10/20/33	21,395
958,247	Series 2018-63, Class IO, IO	4.00%	09/20/47	155,433
266,324	Series 2019-86, Class FE, 1 Mo. LIBOR + 0.40% (d)	4.34%	07/20/49	262,475
187,250	Series 2020-133, Class FA (e)	3.86%	02/20/49	184,606
				1,425,207
	Commercial Mortgage-Backed Securities — 0.8%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
11,033,590	Series 2021-P009, Class X, IO (a)	1.55%	01/25/31	597,676

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
$4,095,000	Series 2019-P002, Class X, IO (e)	1.14%	07/25/33	$322,791
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
17,398,392	Series 2013-K026, Class X3, IO (a)	1.79%	12/25/40	1,211
67,339,822	Series 2013-K031, Class X1, IO (a)	0.29%	04/25/23	27,367
16,675,065	Series 2013-K035, Class X1, IO (a)	0.45%	08/25/23	31,839
4,000,000	Series 2013-K035, Class X3, IO (a)	1.85%	12/25/41	47,738
2,500,000	Series 2014-K037, Class X3, IO (a)	2.28%	01/25/42	57,303
30,701,996	Series 2014-K039, Class X1, IO (a)	0.82%	07/25/24	273,770
2,145,000	Series 2014-K039, Class X3, IO (a)	2.18%	08/25/42	83,799
114,544,470	Series 2015-K043, Class X1, IO (a)	0.64%	12/25/24	1,047,257
11,121,791	Series 2015-K044, Class X1, IO (a)	0.87%	01/25/25	142,667
20,449,223	Series 2015-K048, Class X3, IO (a)	1.54%	08/25/43	681,434
15,702,020	Series 2015-K051, Class X1, IO (a)	0.64%	09/25/25	182,737
6,897,149	Series 2016-K056, Class X3, IO (a)	2.18%	06/25/44	428,084
1,900,000	Series 2016-K060, Class X3, IO (a)	1.96%	12/25/44	117,302
26,082,170	Series 2016-K723, Class X3, IO (a)	1.97%	10/25/34	399,569
84,652	Series 2016-KF25, Class A, 1 Mo. LIBOR + 0.48% (d)	4.28%	10/25/23	84,581
3,617,809	Series 2016-KS06, Class X, IO (a)	1.18%	08/25/26	94,900
4,819,370	Series 2016-KS07, Class X, IO (a)	0.75%	09/25/25	75,643
8,464,279	Series 2017-K726, Class X1, IO (a)	1.04%	04/25/24	84,854
2,230,000	Series 2017-K728, Class X3, IO (a)	2.02%	11/25/45	81,643
1,353,921	Series 2019-KC04, Class X1, IO (a)	1.41%	12/25/26	39,431
6,958,827	Series 2019-KC05, Class X1, IO (a)	1.35%	06/25/27	214,612
4,859,079	Series 2019-KLU1, Class X3, IO (a)	4.19%	01/25/31	595,641
77,050,000	Series 2022-Q017, Class X, IO (e)	1.22%	04/25/30	1,195,976
	FREMF Mortgage Trust
2,282,949	Series 2019-KF64, Class B, 1 Mo. LIBOR + 2.30% (b) (d)	6.10%	06/25/26	2,258,604
	Federal National Mortgage Association
33,627	Series 2016-M2, Class X3, IO (a)	2.09%	04/25/36	2
1,234,737	Series 2016-M4, Class X2, IO (a)	2.70%	01/25/39	19,930
109,366	Series 2016-M11, Class X2, IO (a)	3.07%	07/25/39	2,824
175,008	Series 2018-M10, Class A1 (a)	3.47%	07/25/28	172,665
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	195,468
	Government National Mortgage Association
0	Series 2011-77, Class IO, IO (e) (k)	4.28%	04/16/42	0
133,447	Series 2011-119, Class D	3.51%	04/16/45	129,827
444,743	Series 2011-142, Class B (e)	3.37%	02/16/44	442,243
330,664	Series 2013-125, Class IO, IO (e)	0.20%	10/16/54	4,438
19,959	Series 2013-162, Class C (e)	3.00%	01/16/44	19,908
734,346	Series 2014-52, Class D (e)	3.63%	05/16/46	713,807
728,487	Series 2014-125, Class IO, IO (e)	0.91%	11/16/54	19,091
				10,888,632
	Pass-through Securities — 17.1%
	Federal Home Loan Mortgage Corporation
558,627	Pool WN0006	3.42%	07/01/30	523,797
	Federal National Mortgage Association
459,611	Pool AM2974	4.10%	04/01/43	434,162
1,491,746	Pool AM9897	3.50%	09/01/35	1,367,952
33,700,000	Pool TBA (q)	3.00%	12/15/52	29,838,607
5,550,000	Pool TBA (q)	4.00%	12/15/52	5,249,736

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$37,725,000	Pool TBA (q)	4.50%	12/15/52	$36,728,824
48,850,000	Pool TBA (q)	5.00%	12/15/52	48,621,016
44,425,000	Pool TBA (q)	2.00%	01/15/53	36,647,154
77,900,000	Pool TBA (q)	2.50%	01/15/53	66,741,434
				226,152,682
	Total U.S. Government Agency Mortgage-Backed Securities			238,466,521
	(Cost $236,523,364)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 6.4%
	Agriculture — 0.1%
1,200,000	Imperial Brands Finance PLC (USD) (b)	6.13%	07/27/27	1,201,486
	Banks — 2.6%
1,025,000	ABN AMRO Bank N.V. (USD) (b) (f)	2.47%	12/13/29	831,990
2,160,000	Credit Suisse Group AG (USD) (b) (f)	1.31%	02/02/27	1,708,340
5,550,000	Credit Suisse Group AG (USD) (b) (f)	3.09%	05/14/32	3,786,164
4,700,000	Credit Suisse Group AG (USD) (b) (f)	6.54%	08/12/33	4,122,941
3,865,000	Credit Suisse Group AG (USD) (b) (f)	9.02%	11/15/33	3,927,551
955,000	DNB Bank ASA (USD) (b) (f)	0.86%	09/30/25	876,918
435,000	DNB Bank ASA (USD) (b) (f)	1.61%	03/30/28	370,088
505,000	HSBC Holdings PLC (USD) (f)	1.59%	05/24/27	432,933
3,180,000	HSBC Holdings PLC (USD) (f)	4.76%	06/09/28	3,017,609
2,660,000	HSBC Holdings PLC (USD) (f)	2.01%	09/22/28	2,209,357
1,440,000	HSBC Holdings PLC (USD) (f)	2.21%	08/17/29	1,164,872
565,000	HSBC Holdings PLC (USD) (f)	2.36%	08/18/31	431,847
1,797,000	HSBC Holdings PLC (USD) (f)	2.80%	05/24/32	1,397,727
200,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	196,316
365,000	Lloyds Banking Group PLC (USD) (f)	3.87%	07/09/25	351,521
760,000	Lloyds Banking Group PLC (USD) (f)	3.57%	11/07/28	678,948
1,575,000	Lloyds Banking Group PLC (USD) (f)	4.98%	08/11/33	1,451,538
565,000	Macquarie Group Ltd. (USD) (b) (f)	1.34%	01/12/27	488,734
785,000	Macquarie Group Ltd. (USD) (b) (f)	2.69%	06/23/32	609,397
1,070,000	Macquarie Group Ltd. (USD) (b) (f)	2.87%	01/14/33	822,536
1,575,000	NatWest Group PLC (USD) (f)	4.27%	03/22/25	1,533,179
1,420,000	Santander UK Group Holdings PLC (USD) (f)	4.80%	11/15/24	1,393,698
525,000	Santander UK Group Holdings PLC (USD) (f)	1.09%	03/15/25	487,308
2,390,000	Santander UK Group Holdings PLC (USD) (f)	1.67%	06/14/27	2,028,087
430,000	Santander UK Group Holdings PLC (USD) (f)	2.47%	01/11/28	366,394
				34,685,993
	Beverages — 0.1%
505,000	Bacardi Ltd. (USD) (b)	2.75%	07/15/26	458,687
670,000	Bacardi Ltd. (USD) (b)	4.70%	05/15/28	637,960
1,000,000	Becle SAB de CV (USD) (b)	2.50%	10/14/31	778,695
				1,875,342

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Biotechnology — 0.1%
1,400,000	Grifols Escrow Issuer S.A. (USD) (b)	4.75%	10/15/28	$1,178,016
	Chemicals — 0.2%
700,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (USD) (b)	4.75%	06/15/27	642,734
1,675,000	EverArc Escrow Sarl (USD) (b)	5.00%	10/30/29	1,341,952
275,000	Herens Holdco Sarl (USD) (b)	4.75%	05/15/28	220,441
				2,205,127
	Commercial Services — 0.0%
200,000	DP World Crescent Ltd. (USD) (b)	4.85%	09/26/28	195,365
	Computers — 0.1%
600,000	Lenovo Group Ltd. (USD) (b)	6.54%	07/27/32	583,991
	Diversified Financial Services — 0.7%
55,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.13%	07/03/23	54,519
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.88%	01/23/28	103,755
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.00%	10/29/28	1,395,260
2,720,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.30%	01/30/32	2,169,670
100,000	Avolon Holdings Funding Ltd. (USD) (b)	3.95%	07/01/24	95,283
325,000	Avolon Holdings Funding Ltd. (USD) (b)	2.88%	02/15/25	298,566
4,645,000	Avolon Holdings Funding Ltd. (USD) (b)	2.53%	11/18/27	3,759,983
1,250,000	ORIX Corp. (USD)	5.20%	09/13/32	1,221,381
82,000	Park Aerospace Holdings Ltd. (USD) (b)	5.50%	02/15/24	80,826
				9,179,243
	Electric — 0.1%
500,000	Comision Federal de Electricidad (USD) (b)	4.69%	05/15/29	438,356
250,000	Mong Duong Finance Holdings B.V. (USD) (r)	5.13%	05/07/29	213,438
				651,794
	Engineering & Construction — 0.0%
735,000	Heathrow Funding Ltd., Medium-Term Note (EUR) (r)	1.88%	03/14/34	567,822
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (USD) (b)	4.00%	08/01/28	1,203,125
	Food — 0.3%
1,700,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	3.75%	12/01/31	1,411,136
650,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	5.75%	04/01/33	631,299
1,285,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (b)	6.50%	12/01/52	1,241,663
				3,284,098
	Internet — 0.0%
200,000	Tencent Holdings Ltd. (USD) (b)	3.68%	04/22/41	146,243
200,000	Tencent Holdings Ltd. (USD) (b)	3.84%	04/22/51	139,071
				285,314

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Machinery-Diversified — 0.0%
222,000	Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD) (b)	7.75%	04/15/26	$197,409
	Media — 0.1%
1,500,000	VZ Secured Financing B.V. (USD) (b)	5.00%	01/15/32	1,243,140
	Mining — 0.1%
200,000	Freeport Indonesia PT (USD) (b)	4.76%	04/14/27	193,200
1,200,000	Indonesia Asahan Aluminium Persero PT (USD) (r)	4.75%	05/15/25	1,175,729
				1,368,929
	Miscellaneous Manufacturing — 0.1%
1,843,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	1,743,002
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	38,915
				1,781,917
	Oil & Gas — 0.6%
250,000	Ecopetrol S.A. (USD)	6.88%	04/29/30	224,299
1,100,000	KazMunayGas National Co. JSC (USD) (r)	5.38%	04/24/30	989,419
1,100,000	Pertamina Persero PT (USD) (b)	3.10%	08/27/30	955,197
449,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	337,115
105,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	66,842
170,000	Petroleos Mexicanos (USD)	6.35%	02/12/48	103,769
110,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	70,563
2,750,000	Petronas Capital Ltd. (USD) (b)	3.50%	04/21/30	2,533,162
1,650,000	Qatar Energy (USD) (r)	2.25%	07/12/31	1,377,842
200,000	SA Global Sukuk Ltd. (USD) (r)	1.60%	06/17/26	179,353
700,000	Saudi Arabian Oil Co. (USD) (r)	1.63%	11/24/25	639,407
200,000	Saudi Arabian Oil Co. (USD) (b)	2.25%	11/24/30	165,954
331,625	Transocean Poseidon Ltd. (USD) (b)	6.88%	02/01/27	322,936
				7,965,858
	Oil & Gas Services — 0.1%
1,026,000	Transocean Phoenix 2 Ltd. (USD) (b)	7.75%	10/15/24	1,017,038
276,750	Transocean Proteus Ltd. (USD) (b)	6.25%	12/01/24	271,648
				1,288,686
	Packaging & Containers — 0.1%
2,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (b)	5.20%	08/15/27	1,516,300
	Pharmaceuticals — 0.0%
365,000	Jazz Securities DAC (USD) (b)	4.38%	01/15/29	331,612
	Pipelines — 0.2%
2,219,184	Galaxy Pipeline Assets Bidco Ltd. (USD) (b)	2.16%	03/31/34	1,880,020
400,000	KazTransGas JSC (USD) (r)	4.38%	09/26/27	357,884
				2,237,904
	Real Estate — 0.0%
605,000	China Aoyuan Group Ltd. (USD) (r)	6.35%	02/08/24	32,304
200,000	China SCE Group Holdings Ltd. (USD) (r)	7.00%	05/02/25	45,375
400,000	Sunac China Holdings Ltd. (USD) (r)	6.50%	01/10/25	46,623
200,000	Times China Holdings Ltd. (USD) (r)	6.75%	07/08/25	18,815
300,000	Vonovia SE (EUR) (r)	1.50%	06/14/41	195,590

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Real Estate (Continued)
415,000	Zhenro Properties Group Ltd. (USD) (j) (r)	6.63%	01/07/26	$14,595
				353,302
	Real Estate Investment Trusts — 0.0%
510,000	CapitaLand Ascendas REIT, Medium-Term Note (EUR) (r)	0.75%	06/23/28	425,598
	Retail — 0.0%
510,000	Alimentation Couche-Tard, Inc. (USD) (b)	3.55%	07/26/27	470,705
	Savings & Loans — 0.2%
135,000	Nationwide Building Society (USD) (b) (f)	3.77%	03/08/24	133,930
1,165,000	Nationwide Building Society (USD) (b) (f)	4.36%	08/01/24	1,148,223
1,520,000	Nationwide Building Society (USD) (b) (f)	2.97%	02/16/28	1,332,864
				2,615,017
	Software — 0.1%
625,000	Open Text Corp. (USD) (b) (m)	6.90%	12/01/27	626,538
	Telecommunications — 0.4%
200,000	C&W Senior Financing DAC (USD) (b)	6.88%	09/15/27	178,500
1,500,000	Global Switch Finance B.V. (EUR) (r)	1.38%	10/07/30	1,335,983
600,000	Intelsat Jackson Holdings S.A. (USD) (j)	5.50%	08/01/23	5,160
750,000	Intelsat Jackson Holdings S.A. (USD) (b) (j)	8.50%	10/15/24	5,625
303,000	Intelsat Jackson Holdings S.A. (USD) (b) (j)	9.75%	07/15/25	2,606
1,929,000	Intelsat Jackson Holdings S.A. (USD) (b) (j)	6.50%	03/15/30	1,779,502
200,000	SES S.A. (USD) (b)	3.60%	04/04/23	198,155
1,235,000	Vmed O2 UK Financing I PLC (USD) (b)	4.25%	01/31/31	992,965
895,000	Vodafone Group PLC (USD)	5.25%	05/30/48	805,118
113,000	Vodafone Group PLC (USD)	4.88%	06/19/49	96,584
580,000	Vodafone Group PLC (USD)	4.25%	09/17/50	458,931
				5,859,129
	Total Foreign Corporate Bonds and Notes			85,378,760
	(Cost $95,434,299)

FOREIGN SOVEREIGN BONDS — 4.3%
	Brazil — 0.3%
1,650,000	Brazilian Government International Bond (USD)	2.88%	06/06/25	1,558,458
1,200,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	1,151,839
1,350,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	1,180,883
				3,891,180
	Chile — 0.3%
1,137,000	Chile Government International Bond (USD)	3.24%	02/06/28	1,064,941
200,000	Chile Government International Bond (USD)	2.45%	01/31/31	169,327
2,852,000	Chile Government International Bond (USD)	2.55%	01/27/32	2,389,795
				3,624,063

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS (Continued)
	Colombia — 0.3%
2,250,000	Colombia Government International Bond (USD)	4.50%	01/28/26	$2,093,680
2,250,000	Colombia Government International Bond (USD)	3.00%	01/30/30	1,698,607
400,000	Colombia Government International Bond (USD)	3.13%	04/15/31	293,296
200,000	Colombia Government International Bond (USD) (m)	8.00%	04/20/33	197,955
				4,283,538
	Dominican Republic — 0.2%
2,850,000	Dominican Republic International Bond (USD) (b)	4.50%	01/30/30	2,427,214
200,000	Dominican Republic International Bond (USD) (r)	4.88%	09/23/32	165,836
				2,593,050
	Egypt — 0.0%
400,000	Egypt Government International Bond (USD) (b)	5.25%	10/06/25	357,963
200,000	Egypt Government International Bond (USD) (r)	5.25%	10/06/25	178,981
				536,944
	Guatemala — 0.2%
700,000	Guatemala Government Bond (USD) (r)	4.90%	06/01/30	662,175
1,717,000	Guatemala Government Bond (USD) (r)	3.70%	10/07/33	1,412,233
				2,074,408
	Hungary — 0.2%
2,700,000	Hungary Government International Bond (USD) (b)	2.13%	09/22/31	2,030,284
	Indonesia — 0.3%
800,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	719,994
3,050,000	Perusahaan Penerbit SBSN Indonesia III (USD) (b)	2.80%	06/23/30	2,694,583
				3,414,577
	Mexico — 0.4%
3,150,000	Mexico Government International Bond (USD)	3.75%	01/11/28	2,998,517
1,960,000	Mexico Government International Bond (USD)	2.66%	05/24/31	1,625,136
600,000	Mexico Government International Bond (USD)	4.88%	05/19/33	564,745
				5,188,398
	Oman — 0.2%
600,000	Oman Government International Bond (USD) (r)	6.75%	10/28/27	621,067
1,450,000	Oman Government International Bond (USD) (r)	5.63%	01/17/28	1,423,927
				2,044,994
	Panama — 0.3%
3,200,000	Panama Government International Bond (USD)	3.16%	01/23/30	2,781,131
1,903,000	Panama Government International Bond (USD)	2.25%	09/29/32	1,436,765
				4,217,896
	Paraguay — 0.3%
1,800,000	Paraguay Government International Bond (USD) (b)	4.95%	04/28/31	1,739,250
2,600,000	Paraguay Government International Bond (USD) (b)	2.74%	01/29/33	2,080,650
				3,819,900
	Peru — 0.2%
950,000	Peruvian Government International Bond (USD)	4.13%	08/25/27	922,531
1,203,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	1,031,350

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS (Continued)
	Peru (Continued)
700,000	Peruvian Government International Bond (USD)	2.78%	01/23/31	$588,059
550,000	Peruvian Government International Bond (USD)	1.86%	12/01/32	410,055
				2,951,995
	Philippines — 0.2%
3,300,000	Philippine Government International Bond (USD)	2.46%	05/05/30	2,857,783
300,000	Philippine Government International Bond (USD)	1.95%	01/06/32	244,772
				3,102,555
	Poland — 0.0%
289,000	Republic of Poland Government International Bond (USD)	5.75%	11/16/32	305,397
	Qatar — 0.2%
2,302,000	Qatar Government International Bond (USD) (r)	4.50%	04/23/28	2,318,183
250,000	Qatar Government International Bond (USD) (r)	3.75%	04/16/30	240,863
				2,559,046
	Romania — 0.1%
2,350,000	Romanian Government International Bond (USD) (r)	3.00%	02/14/31	1,882,961
	Saudi Arabia — 0.1%
1,900,000	Saudi Government International Bond (USD) (r)	3.63%	03/04/28	1,811,918
200,000	Saudi Government International Bond (USD) (r)	3.25%	10/22/30	182,824
				1,994,742
	South Africa — 0.2%
2,358,000	Republic of South Africa Government International Bond (USD)	4.30%	10/12/28	2,144,660
620,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	563,845
400,000	Republic of South Africa Government International Bond (USD)	5.88%	04/20/32	371,225
				3,079,730
	United Arab Emirates — 0.2%
2,000,000	Abu Dhabi Government International Bond (USD) (r)	2.50%	09/30/29	1,802,154
350,000	Abu Dhabi Government International Bond (USD) (r)	3.13%	04/16/30	325,818
				2,127,972
	Uruguay — 0.1%
500,000	Uruguay Government International Bond (USD)	4.38%	10/27/27	505,878
1,100,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	1,101,217
				1,607,095
	Total Foreign Sovereign Bonds			57,330,725
	(Cost $62,134,651)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 1.8%
$25,000,000	Federal Home Loan Bank Discount Notes	(h)	04/13/23	24,583,712
	(Cost $24,641,766)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
$2,515,000	Federal Home Loan Banks	1.61%	09/04/24	$2,387,732
	(Cost $2,515,000)

MUNICIPAL BONDS — 0.1%
	California — 0.1%
1,010,000	Los Angeles CA Unif Sch Dist Build America Bonds	5.75%	07/01/34	1,070,161
75,000	Univ of CA Rev Txbl Gen Ref, Ser AJ	4.60%	05/15/31	73,634
				1,143,795
	Colorado — 0.0%
220,000	City & Cnty of Denver Cnty Arpt Rev	2.24%	11/15/30	180,955
	New York — 0.0%
50,000	Metro Transprtn Auth NY Rev Txbl Green Bond, Ser C2	5.18%	11/15/49	45,657
	Total Municipal Bonds			1,370,407
	(Cost $1,587,488)

Shares	Description	Value

COMMON STOCKS — 0.0%
	Telecommunications — 0.0%
15,736	Intelsat Jackson Emergence S.A. (k) (n) (o) (s)	0
	(Cost $527,164)

RIGHTS — 0.0%
	Telecommunications — 0.0%
1,648	Intelsat Jackson Holdings S.A., Series A (k) (n) (o) (s)	0
1,648	Intelsat Jackson Holdings S.A., Series B (k) (n) (o) (s)	0
	Total Rights	0
	(Cost $0)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 11.9%

$6,095,000	U.S. Treasury Bill	(h)	12/01/22	6,095,000
14,545,000	U.S. Treasury Bill	(h)	01/05/23	14,491,278
17,895,000	U.S. Treasury Bill	(h)	01/12/23	17,813,682
47,310,000	U.S. Treasury Bill	(h)	01/19/23	47,058,702
13,120,000	U.S. Treasury Bill	(h)	01/26/23	13,037,344
60,000,000	U.S. Treasury Bill	(h)	03/09/23	59,308,147
	Total U.S. Treasury Bills			157,804,153
	(Cost $158,022,607)

Shares	Description	Value

MONEY MARKET FUNDS — 6.0%
78,856,175	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 3.51% (t)	78,856,175
	(Cost $78,856,175)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Description	Value

Total Investments — 114.0%	$1,510,666,630
(Cost $1,601,974,360)
Net Other Assets and Liabilities — (14.0)%	(186,088,133
Net Assets — 100.0%	$1,324,578,497

1

Forward Foreign Currency Contracts at November 30, 2022:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2022	Sale Value as of 11/30/2022	Unrealized Appreciation (Depreciation)
01/13/2023	BOFA	USD	2,868,105	EUR	2,897,000	$2,868,105	$3,026,077	$(157,972)

Counterparty Abbreviations:
BOFA - Bank of America N.A.

Futures Contracts at November 30, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	775	Mar-2023	$159,153,516	$403,373
U.S. 5-Year Treasury Notes	Long	1,800	Mar-2023	195,426,563	1,026,657
Euro-Bund Future	Short	13	Dec-2022	(1,905,804)	18,847
Ultra 10-Year U.S. Treasury Notes	Short	1,382	Mar-2023	(165,364,937)	(1,460,164)
Ultra U.S. Treasury Bond Futures	Short	411	Mar-2023	(56,011,594)	(924,560)
				$131,297,744	$(935,847)

Interest Rate Swap Agreements at November 30, 2022:

Counterparty	Floating Rate	Expiration Date	Notional Value	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value

Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	$12,290,000	1.026%(1)	$(703,174)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	9,080,000	1.034%(1)	(518,175)
Citibank, Global Markets, Inc.	3 month LIBOR(1)	07/24/2025	6,145,000	1.073%(1)	(346,266)
Citibank, Global Markets, Inc.	3 month LIBOR(2)	09/28/2025	20,785,000	1.390%(2)	(975,446)
Citibank, Global Markets, Inc.	3 month LIBOR(3)	07/24/2053	1,030,000	1.773%(3)	294,467
Citibank, Global Markets, Inc.	3 month LIBOR(3)	07/24/2053	755,000	1.785%(3)	214,094
Citibank, Global Markets, Inc.	3 month LIBOR(3)	07/24/2053	515,000	1.808%(3)	143,886
Citibank, Global Markets, Inc.	3 month LIBOR(4)	09/28/2053	1,775,000	1.870%(4)	465,360
JPMorgan Chase and Co.	SOFR(5)	06/10/2024	54,810,000	1.950%(5)	(2,170,701)
			$107,185,000		$(3,595,955)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

(1)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(2)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(3)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.
(4)	The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.
(5)	The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 06/14/2023 and no interest is being accrued until that date.

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2022, securities noted as such amounted to $515,100,107 or 38.9% of net assets.
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at November 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(g)	Perpetual maturity.
(h)	Zero coupon security.
(i)	This issuer has filed for protection in bankruptcy court.
(j)	This issuer is in default.
(k)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the advisor.
(l)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Restricted Securities table).

(m)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2022. Interest will begin accruing on the security’s first settlement date.
(n)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(o)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At November 30, 2022, securities noted as such are valued at $562,391 or 0.0% of net assets.
(p)	Inverse floating rate security.
(q)	All or a portion of this security is part of a mortgage dollar roll agreement.
(r)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(s)	Non-income producing security.
(t)	Rate shown reflects yield as of November 30, 2022.

CME	-	Chicago Mercantile Exchange
IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	-	London Interbank Offered Rate
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced Security

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Currency Abbreviations:
EUR	-	Euro
USD	-	United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$327,218,797		$—	$327,218,797	$—
Corporate Bonds and Notes*	291,220,096		—	291,220,096	—
Asset-Backed Securities	246,049,552		—	245,487,161	562,391
U.S. Government Agency Mortgage-Backed Securities	238,466,521		—	238,466,521	—
Foreign Corporate Bonds and Notes*	85,378,760		—	85,378,760	—
Foreign Sovereign Bonds and Notes**	57,330,725		—	57,330,725	—
U.S. Government Bonds and Notes	24,583,712		—	24,583,712	—
U.S. Government Agency Securities	2,387,732		—	2,387,732	—
Municipal Bonds***	1,370,407		—	1,370,407	—
Common Stocks*	—	****	—	—	—	****
Rights*	—	****	—	—	—	****
U.S. Treasury Bills	157,804,153		—	157,804,153	—
Money Market Funds	78,856,175		78,856,175	—	—
Total Investments	1,510,666,630		78,856,175	1,431,248,064	562,391
Futures Contracts	1,448,877		1,448,877	—	—
Interest Rate Swap Agreements	1,117,807		—	1,117,807	—
Total	$1,513,233,314		$80,305,052	$1,432,365,871	$562,391

LIABILITIES TABLE

	Total Value at 11/30/2022		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contract	$(157,972)		$—	$(157,972)	$—
Futures Contracts	(2,384,724)		(2,384,724)	—	—
Interest Rate Swap Agreements	(4,713,762)		—	(4,713,762)	—
Total	$(7,256,458)		$(2,384,724)	$(4,871,734)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****	Investment is valued at $0.

Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Restricted Securities
As of November 30, 2022, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Ruby Pipeline LLC, 8.00%, 04/01/22	07/25/18, 04/01/21, 08/02/21	$598,788	$97.50	$540,665	$583,818	0.04%

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 76.8%
	Collateralized Mortgage Obligations — 2.5%
	Federal Home Loan Mortgage Corporation
$27,571	Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)	4.17%	04/15/35	$27,471
49,675	Series 2010-3778, Class L	3.50%	12/15/25	48,627
102,136	Series 2017-360, Class 250	2.50%	11/15/47	93,244
47,375	Series 2020-4993, Class OP, PO	(b)	10/25/58	40,280
925,000	Series 2022-5210, Class LB	3.00%	08/25/50	708,846
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
700,000	Series 2021-HQA1, Class M2, 30 Day Average SOFR + 2.25% (a) (c)	5.77%	08/25/33	644,895
1,100,000	Series 2022-DNA1, Class M1B, 30 Day Average SOFR + 1.85% (a) (c)	5.37%	01/25/42	1,007,674
	Federal National Mortgage Association
117,794	Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)	4.45%	07/25/36	116,537
93,360	Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)	4.59%	06/25/41	92,655
115,174	Series 2018-50, Class BA	3.00%	07/25/48	105,066
5,028	Series 2018-86, Class JA	4.00%	05/25/47	4,876
81,179	Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)	4.47%	11/25/49	79,070
				2,969,241
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
1,000,000	Series 2018-K732, Class X3, IO (d)	2.24%	05/25/46	50,790
	FREMF Mortgage Trust
21,686,166	Series 2017-K726, Class X2B, IO (c)	0.10%	07/25/49	28,190
				78,980
	Pass-through Securities — 74.2%
	Federal Home Loan Mortgage Corporation
52,715	Pool G08681	3.50%	12/01/45	49,467
27,302	Pool G08792	3.50%	12/01/47	25,552
99,481	Pool G60659	3.50%	08/01/46	93,312
118,430	Pool G61748	3.50%	11/01/48	110,852
135,569	Pool G67706	3.50%	12/01/47	127,008
172,516	Pool G67710	3.50%	03/01/48	160,925
1,941,048	Pool QD1841	2.00%	11/01/51	1,604,345
1,552,632	Pool QD7088	2.00%	02/01/52	1,282,794
1,862,308	Pool RA5855	2.50%	09/01/51	1,599,820
419,147	Pool RA6528	2.50%	02/01/52	359,907
116,900	Pool SD0499	3.00%	08/01/50	105,127
1,061,261	Pool SD0956	2.50%	04/01/52	911,264
2,058,712	Pool SD1011	2.50%	04/01/52	1,769,224
60,529	Pool SD7502	3.50%	07/01/49	56,327
123,980	Pool SD7511	3.50%	01/01/50	115,186
76,916	Pool SD7513	3.50%	04/01/50	71,803
970,384	Pool SD8194	2.50%	02/01/52	832,571
1,019,975	Pool SD8212	2.50%	05/01/52	874,378
77,078	Pool ZM1779	3.00%	09/01/46	69,986
	Federal National Mortgage Association
28,191	Pool BE3619	4.00%	05/01/47	27,363
1,525,481	Pool BQ6913	2.00%	12/01/51	1,260,867
2,775,744	Pool BQ7056	2.00%	01/01/52	2,293,835
631,189	Pool BT6597	2.00%	02/01/52	521,608
726,263	Pool BU9074	2.00%	01/01/52	602,100

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$755,629	Pool BV7761	2.50%	03/01/52	$649,614
1,403,830	Pool BV8463	2.50%	04/01/52	1,204,947
1,024,900	Pool BV8464	3.00%	04/01/52	919,425
1,447,718	Pool BV8477	3.00%	05/01/52	1,284,607
1,437,674	Pool BV8515	3.00%	05/01/52	1,274,766
52,867	Pool CA0995	3.50%	01/01/48	49,426
584,278	Pool CA5689	3.00%	05/01/50	525,867
980,683	Pool CB2852	2.00%	11/01/51	810,876
2,507,246	Pool CB3151	2.00%	03/01/52	2,071,357
68,208	Pool FM2870	3.00%	03/01/50	61,077
1,465,678	Pool FS0139	2.50%	01/01/52	1,262,680
1,115,139	Pool FS1598	2.00%	04/01/52	921,266
63,530	Pool MA4093	2.00%	08/01/40	54,834
92,858	Pool MA4152	2.00%	10/01/40	80,146
142,453	Pool MA4176	2.00%	11/01/40	122,952
150,254	Pool MA4204	2.00%	12/01/40	129,685
192,849	Pool MA4333	2.00%	05/01/41	166,446
1,175,624	Pool MA4387	2.00%	07/01/41	1,005,930
2,133,580	Pool MA4437	2.00%	10/01/51	1,764,326
1,148,666	Pool MA4438	2.50%	10/01/51	986,581
1,034,860	Pool MA4512	2.50%	01/01/52	888,973
2,896,676	Pool MA4547	2.00%	02/01/52	2,393,539
1,019,616	Pool MA4548	2.50%	02/01/52	874,036
1,855,458	Pool MA4579	3.00%	04/01/52	1,646,340
3,075,000	Pool TBA (e)	3.00%	12/15/52	2,722,662
2,200,000	Pool TBA (e)	3.50%	12/15/52	2,014,375
1,900,000	Pool TBA (e)	4.00%	12/15/52	1,797,207
6,650,000	Pool TBA (e)	4.50%	12/15/52	6,474,398
5,300,000	Pool TBA (e)	5.00%	12/15/52	5,275,156
17,525,000	Pool TBA (e)	2.00%	01/15/53	14,456,756
13,550,000	Pool TBA (e)	2.50%	01/15/53	11,609,068
	Government National Mortgage Association
46,885	Pool MA3873	3.00%	08/20/46	43,058
58,578	Pool MA4382	3.50%	04/20/47	55,059
43,860	Pool MA4778	3.50%	10/20/47	41,338
30,676	Pool MA4779	4.00%	10/20/47	29,750
8,875,000	Pool TBA (e)	2.50%	12/15/52	7,803,066
				88,397,210
	Total U.S. Government Agency Mortgage-Backed Securities			91,445,431
	(Cost $93,541,395)

MORTGAGE-BACKED SECURITIES — 35.4%
	Collateralized Mortgage Obligations — 23.6%
	Alternative Loan Trust
216,172	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)	4.52%	06/25/35	180,569
134,339	Series 2007-5CB, Class 1A11	6.00%	04/25/37	79,106
117,052	Series 2007-15CB, Class A5	5.75%	07/25/37	72,969

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Alternative Loan Trust (Continued)
$341,931	Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.32% (a)	4.36%	09/25/47	$293,171
155,575	Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.36% (a)	4.40%	05/25/47	130,228
	American Home Mortgage Assets Trust
328,483	Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (a)	4.25%	05/25/46	276,349
107,374	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (a)	2.66%	10/25/46	88,954
	Banc of America Funding Trust
124,272	Series 2007-C, Class 7A1, 1 Mo. LIBOR + 0.42% (a)	4.36%	05/20/47	108,352
	BCAP LLC Trust
90,177	Series 2006-AA2, Class A1, 1 Mo. LIBOR + 0.34% (a)	4.38%	01/25/37	75,641
	Bear Stearns ALT-A Trust
524,839	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.13% (a)	5.17%	01/25/35	520,482
696,008	Series 2006-1, Class 21A2 (d)	3.45%	02/25/36	527,537
	Bear Stearns ARM Trust
170,324	Series 2005-1, Class 2A1 (d)	3.32%	03/25/35	157,184
	CHL Mortgage Pass-Through Trust
203,581	Series 2004-25, Class 2A1, 1 Mo. LIBOR + 0.68% (a)	4.72%	02/25/35	168,435
101,378	Series 2007-20, Class A1	6.50%	01/25/38	49,389
	CIM Trust
387,411	Series 2021-NR2, Class A1, steps up to 5.57% on 03/25/24 (c) (f)	2.57%	07/25/59	354,752
91,275	Series 2021-NR3, Class A1, Steps-up to 5.57% on 04/25/24 (c) (f)	2.57%	06/25/57	85,512
234,150	Series 2021-R3, Class A1A (c)	1.95%	06/25/57	205,962
	Citigroup Mortgage Loan Trust
258,457	Series 2009-10, Class 2A2 (c)	7.00%	12/25/35	192,534
	Connecticut Avenue Securities Trust
500,000	Series 2021-R03, Class 1B2, 30 Day Average SOFR + 5.50% (a) (c)	9.02%	12/25/41	426,186
750,000	Series 2021-R03, Class 1M2, 30 Day Average SOFR + 1.65% (a) (c)	5.17%	12/25/41	693,630
	Credit Suisse Mortgage Trust
536,350	Series 2014-8R, Class 3A2 (c) (d)	4.14%	02/27/36	512,386
287,134	Series 2020-RPL2, Class A12 (c)	3.45%	02/25/60	282,563
745,768	Series 2021-RP11, Class PT (c)	3.77%	10/25/61	570,034
486,624	Series 2021-RPL4, Class A1 (c)	1.80%	12/27/60	443,190
	CSMCM Trust
26,955	Series 2021-RPL11, Class CERT (c)	3.78%	10/27/61	20,829
	Deutsche Alt-A Securities Mortgage Loan Trust
194,377	Series 2007-3, Class 2A1, 1 Mo. LIBOR + 0.75% (a)	4.77%	10/25/47	153,636
	GreenPoint Mortgage Funding Trust
156,246	Series 2005-AR4, Class G41B, 1 Mo. LIBOR + 0.20% (a)	4.24%	10/25/45	138,186
	GreenPoint MTA Trust
302,738	Series 2005-AR1, Class A2, 1 Mo. LIBOR + 0.44% (a)	4.48%	06/25/45	275,013
27,355	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (a)	4.52%	08/25/45	20,637
	GSR Mortgage Loan Trust
230,538	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (a)	4.56%	08/25/46	61,519
	Impac CMB Trust
204,454	Series 2007-A, Class A, 1 Mo. LIBOR + 0.50% (a) (c)	4.54%	05/25/37	189,905
	IndyMac IMSC Mortgage Loan Trust
994,129	Series 2007-F2, Class 1A4	6.00%	07/25/37	740,585

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	IndyMac INDX Mortgage Loan Trust
$139,497	Series 2005-AR29, Class A1 (d)	3.31%	01/25/36	$117,139
68,285	Series 2006-AR3, Class 2A1A (d)	3.07%	03/25/36	47,862
60,483	Series 2006-AR9, Class 3A2, 1 Mo. LIBOR + 0.35% (a)	4.39%	06/25/36	47,209
572,182	Series 2006-AR13, Class A3 (d)	3.33%	07/25/36	428,537
138,938	Series 2006-AR19, Class 5A2 (d)	3.46%	08/25/36	106,481
483,741	Series 2006-AR31, Class A3 (d)	3.46%	11/25/36	417,703
777,294	Series 2007-AR21, Class 6A1 (d)	3.14%	09/25/37	565,303
102,055	Series 2007-FLX2, Class A1A, 1 Mo. LIBOR + 0.16% (a)	4.20%	04/25/37	85,138
	Lanebrook Mortgage Transaction PLC
GBP 342,417	Series 2021-1, Class X1, SONIA + 2.90% (a) (g)	5.67%	07/20/58	409,302
	Lehman XS Trust
$1,317,428	Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (a)	4.70%	04/25/46	1,150,537
483,450	Series 2006-10N, Class 1A4A, 1 Mo. LIBOR + 0.60% (a)	4.64%	07/25/46	337,239
178,384	Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.40% (a)	4.44%	07/25/47	165,893
	LHOME Mortgage Trust
1,275,000	Series 2021-RTL3, Class A1, steps up to 3.36% on 04/25/24 (c) (f)	2.36%	09/25/26	1,187,073
	Luminent Mortgage Trust
1,161,948	Series 2005-1, Class A1, 1 Mo. LIBOR + 0.52% (a)	4.56%	11/25/35	1,097,151
921,764	Series 2007-1, Class 1A1, 1 Mo. LIBOR + 0.32% (a)	4.36%	11/25/36	808,349
	MASTR Adjustable Rate Mortgages Trust
1,103,548	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	2.49%	12/25/46	797,210
488,269	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (a)	4.34%	03/25/47	434,687
1,800,000	Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (a)	5.14%	09/25/37	853,195
	PRPM LLC
1,069,028	Series 2021-1, Class A1, steps up to 5.12% on 01/25/24 (c) (f)	2.12%	01/25/26	996,189
1,271,073	Series 2021-3, Class A1, steps up to 4.87% on 04/25/24 (c) (f)	1.87%	04/25/26	1,131,763
1,208,508	Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (c) (f)	2.49%	10/25/26	1,116,954
1,286,876	Series 2021-11, Class A1, steps up to 5.49% on 11/25/24 (c) (f)	2.49%	11/25/26	1,168,312
	RALI Trust
442,552	Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (a)	4.34%	08/25/35	333,135
123,735	Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.38% (a)	4.42%	07/25/36	107,793
3,222,305	Series 2006-QO2, Class A1, 1 Mo. LIBOR + 0.44% (a)	4.48%	02/25/46	700,029
203,291	Series 2006-QS7, Class A2	6.00%	06/25/36	160,894
317,085	Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.38% (a)	4.42%	05/25/37	274,314
98,814	Series 2007-QS1, Class 1A4	6.00%	01/25/37	75,280
167,631	Series 2007-QS2, Class A4	6.25%	01/25/37	133,191
	RFMSI Trust
571,461	Series 2006-S10, Class 1A1	6.00%	10/25/36	453,004
	Structured Adjustable Rate Mortgage Loan Trust
694,386	Series 2005-17, Class 3A1 (d)	3.63%	08/25/35	589,485
	Structured Asset Mortgage Investments II Trust
219,684	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (a)	1.57%	02/25/36	187,074
629,183	Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (a)	4.42%	07/25/46	432,163
1,219,260	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (a)	4.46%	08/25/36	1,116,843
148,920	Series 2006-AR7, Class A1BG, 1 Mo. LIBOR + 0.12% (a)	4.16%	08/25/36	133,574
845,661	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (a)	4.22%	01/25/37	721,047
45,808	Series 2007-AR3, Class 2A1, 1 Mo. LIBOR + 0.19% (a)	4.23%	09/25/47	41,162

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust
$53,232	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	2.69%	02/25/46	$46,597
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
634,359	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	2.65%	08/25/46	392,727
808,253	Series 2006-AR10, Class A2A, 1 Mo. LIBOR + 0.34% (a)	4.38%	12/25/36	697,994
				28,160,957
	Commercial Mortgage-Backed Securities — 11.8%
	BBCMS Mortgage Trust
545,000	Series 2020-BID, Class D, 1 Mo. LIBOR + 4.63% (a) (c)	8.51%	10/15/37	524,753
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (c)	4.14%	07/15/53	95,851
	BFLD Trust
200,000	Series 2021-FPM, Class B, 1 Mo. LIBOR + 2.50% (a) (c)	6.38%	06/15/38	191,913
	BWAY Mortgage Trust
18,288,906	Series 2013-1515, Class XA, IO (c) (d)	0.70%	03/10/33	172,695
	BX Commercial Mortgage Trust
787,708	Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (a) (c)	7.77%	10/15/38	724,770
	BX Trust
605,000	Series 2021-VIEW, Class B, 1 Mo. LIBOR + 1.80% (a) (c)	5.68%	06/15/36	562,323
	CAMB Commercial Mortgage Trust
890,000	Series 2019-LIFE, Class G, 1 Mo. LIBOR + 3.25% (a) (c)	7.12%	12/15/37	816,452
	Citigroup Commercial Mortgage Trust
709,741	Series 2013-GC15, Class XA, IO (d)	0.96%	09/10/46	2,661
4,433,801	Series 2016-P3, Class XA, IO (d)	1.82%	04/15/49	174,392
	COMM Mortgage Trust
1,218,429	Series 2012-CR4, Class XA, IO (d)	1.43%	10/15/45	46
1,014,257	Series 2013-LC13, Class XA, IO (d)	1.14%	08/10/46	4,325
24,001,614	Series 2014-CR14, Class XA, IO (d)	0.66%	02/10/47	101,925
31,826,512	Series 2014-CR16, Class XA, IO (d)	1.10%	04/10/47	313,361
1,431,397	Series 2014-UBS2, Class XA, IO (d)	1.23%	03/10/47	12,140
20,773,425	Series 2014-UBS3, Class XA, IO (d)	1.22%	06/10/47	223,686
11,151,000	Series 2014-UBS3, Class XB, IO (c) (d)	0.42%	06/10/47	44,906
7,000,000	Series 2015-LC21, Class XE, IO (c) (d)	1.22%	07/10/48	166,203
35,000	Series 2020-CX, Class E (c) (d)	2.77%	11/10/46	22,684
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (c) (d)	3.39%	12/15/41	148,202
801,000	Series 2021-BPNY, Class A, 1 Mo. LIBOR + 3.71% (a) (c)	7.59%	08/15/23	768,961
	CSAIL Commercial Mortgage Trust
20,232,288	Series 2015-C2, Class XA, IO (d)	0.86%	06/15/57	264,719
2,669,830	Series 2016-C5, Class XA, IO (d)	1.06%	11/15/48	56,965
	DBUBS Mortgage Trust
120,000	Series 2017-BRBK, Class A (c)	3.45%	10/10/34	112,820
	DROP Mortgage Trust
386,000	Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (a) (c)	5.58%	10/15/43	356,146
	European Loan Conduit DAC
EUR 581,855	Series 36A, Class E, 3 Mo. EURIBOR + 3.35% (a) (c)	5.15%	02/17/30	554,922
	Frost CMBS DAC
GBP 800,000	Series 2021-1A, Class GBB, SONIA + 1.65% (a) (c) (g)	4.59%	11/20/33	919,700
	Grace Trust
$1,000,000	Series 2020-GRCE, Class X, IO (c) (d)	0.39%	12/10/40	21,195

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	GS Mortgage Securities Corp. II
$1,323,995	Series 2013-GC10, Class XA, IO (d)	1.48%	02/10/46	$14
	GS Mortgage Securities Trust	5.21%	08/10/44
137,977	Series 2011-GC5, Class AS (c)	5.21%	08/10/44	135,235
1,707,996	Series 2011-GC5, Class XA, IO (c) (d)	0.09%	08/10/44	17
28,543,157	Series 2015-GC28, Class XA, IO (d)	1.12%	02/10/48	453,214
	JP Morgan Chase Commercial Mortgage Securities Trust
4,392,137	Series 2013-C16, Class XA, IO (d)	1.01%	12/15/46	19,343
1,463,007	Series 2013-LC11, Class XA, IO (d)	1.37%	04/15/46	1,443
16,012,106	Series 2014-C20, Class XA, IO (d)	0.96%	07/15/47	103,765
	JPMBB Commercial Mortgage Securities Trust
833,448	Series 2015-C32, Class XA, IO (d)	1.28%	11/15/48	14,979
	JPMCC Commercial Mortgage Securities Trust
10,397,933	Series 2017-JP5, Class XA, IO (d)	0.99%	03/15/50	260,656
	JPMDB Commercial Mortgage Securities Trust
5,561,084	Series 2016-C2, Class XA, IO (d)	1.65%	06/15/49	211,082
	Last Mile Logistics Pan Euro Finance DAC
EUR 716,788	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (a) (c)	4.49%	08/17/33	665,365
	MHC Commercial Mortgage Trust
$205,000	Series 2021-MHC, Class E, 1 Mo. LIBOR + 2.10% (a) (c)	5.98%	04/15/38	192,943
	Morgan Stanley Bank of America Merrill Lynch Trust
1,804,386	Series 2013-C13, Class XA, IO (d)	1.10%	11/15/46	10,438
3,643,722	Series 2014-C14, Class XA, IO (d)	1.08%	02/15/47	22,403
9,797,011	Series 2015-C20, Class XA, IO (d)	1.40%	02/15/48	173,040
30,175,781	Series 2015-C25, Class XA, IO (d)	1.19%	10/15/48	612,245
	MSCG Trust
1,051,866	Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (a) (c)	6.92%	10/15/37	989,500
	One Bryant Park Trust
125,000	Series 2019-OBP, Class A (c)	2.52%	09/15/54	103,006
	SFAVE Commercial Mortgage Securities Trust
690,000	Series 2015-5AVE, Class A2A (c) (d)	3.66%	01/05/43	489,759
340,000	Series 2015-5AVE, Class A2B (c) (d)	4.14%	01/05/43	238,531
	SLG Office Trust
385,000	Series 2021-OVA, Class G (c)	2.85%	07/15/41	241,551
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (c) (d)	0.73%	01/15/39	89,282
	UBS-Barclays Commercial Mortgage Trust
835,550	Series 2012-C2, Class XA, IO (c) (d)	0.67%	05/10/63	12
	Wells Fargo Commercial Mortgage Trust
8,461,486	Series 2015-C26, Class XA, IO (d)	1.34%	02/15/48	173,060
14,273,772	Series 2015-C27, Class XA, IO (d)	0.99%	02/15/48	207,085
27,976,499	Series 2015-C28, Class XA, IO (d)	0.72%	05/15/48	305,918
1,867,822	Series 2015-LC22, Class XA, IO (d)	0.92%	09/15/58	31,180
6,549,929	Series 2015-NXS3, Class XA, IO (d)	1.03%	09/15/57	132,459
3,716,492	Series 2016-C33, Class XA, IO (d)	1.75%	03/15/59	151,566
5,823,000	Series 2016-C37, Class XEF, IO (c) (d)	1.60%	12/15/49	302,002
	WFRBS Commercial Mortgage Trust
944,376	Series 2014-C22, Class XA, IO (d)	0.94%	09/15/57	9,431
4,864,126	Series 2014-C24, Class XA, IO (d)	0.99%	11/15/47	59,824

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	WFRBS Commercial Mortgage Trust (Continued)
$26,522,177	Series 2014-LC14, Class XA, IO (d)	1.42%	03/15/47	$249,905
				14,008,969
	Total Mortgage-Backed Securities			42,169,926
	(Cost $48,156,558)

ASSET-BACKED SECURITIES — 27.1%
	Accredited Mortgage Loan Trust
5,004	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a)	5.08%	04/25/35	5,003
	AGL CLO 7 Ltd.
1,000,000	Series 2020-7A, Class BR, 3 Mo. LIBOR + 1.70% (a) (c)	5.78%	07/15/34	956,598
	AIG CLO Ltd.
320,000	Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (a) (c)	5.94%	04/20/32	309,790
	AMMC CLO
56,866	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (c)	5.22%	10/16/28	56,718
	AMSR Trust
572,000	Series 2020-SFR1, Class F (c)	3.57%	04/17/37	524,478
605,000	Series 2020-SFR3, Class G (c)	4.99%	09/17/37	556,038
1,776,000	Series 2020-SFR5, Class A (c)	1.38%	11/17/37	1,577,053
	Ares LXII CLO Ltd.
700,000	Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (a) (c)	6.01%	01/25/34	666,853
	Argent Securities Trust
753,764	Series 2006-M1, Class A2C, 1 Mo. LIBOR + 0.30% (a)	4.34%	07/25/36	204,125
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
600,000	Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (a)	4.73%	11/25/35	499,548
	Boyce Park CLO Ltd.
1,178,571	Series 2022-1A, Class M2, IO (c)	0.00%	04/21/35	53,387
1,100,000	Series 2022-1A, Class SUB (c)	0.00%	04/21/35	822,768
	C-BASS Mortgage Loan Trust
843,095	Series 2007-CB3, Class A3 (f)	3.26%	03/25/37	320,353
969,559	Series 2007-CB3, Class A4 (f)	3.26%	03/25/37	368,217
	CF Hippolyta Issuer LLC
1,078,946	Series 2020-1, Class A1 (c)	1.69%	07/15/60	956,397
	CIFC Funding Ltd.
700,000	Series 2022-2A, Class INCB (c)	0.00%	04/19/35	584,743
	Cologix Data Centers US Issuer LLC
715,000	Series 2021-1A, Class A2 (c)	3.30%	12/26/51	629,183
	CoreVest American Finance Trust
15,531	Series 2017-1, Class D (c)	4.36%	10/15/49	15,488
2,579,132	Series 2021-2, Class XA, IO (c) (d)	3.15%	07/15/54	231,466
	Credit-Based Asset Servicing and Securitization LLC
136,306	Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (c)	4.16%	07/25/37	89,250
	Dryden CLO Ltd.
615,000	Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (a) (c)	6.26%	05/15/32	591,630
	Elmwood CLO VI Ltd.
600,000	Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (a) (c)	5.89%	10/20/34	574,798
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. LIBOR + 0.48% (a)	4.52%	05/25/36	451,811

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Flexential Issuer
$610,000	Series 2021-1A, Class A2 (c)	3.25%	11/27/51	$531,868
	Fremont Home Loan Trust
47,846	Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (a)	4.78%	01/25/35	45,930
	GCI Funding I LLC
916,207	Series 2021-1, Class A (c)	2.38%	06/18/46	779,642
	Golub Capital Partners CLO L.P.
1,100,000	Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (a) (c)	6.06%	08/05/33	1,058,018
	GSAA Home Equity Trust
1,341,932	Series 2007-6, Class 3A1A, 1 Mo. LIBOR + 0.42% (a)	4.46%	05/25/47	943,202
	HPS Loan Management Ltd.
1,000,000	Series 15A-19, Class A1R, 3 Mo. CME Term SOFR + 1.32% (a) (c)	5.36%	01/22/35	965,144
	HSI Asset Securitization Corp. Trust
208,344	Series 2006-WMC1, Class A4, 1 Mo. LIBOR + 0.50% (a)	4.54%	07/25/36	96,801
	JP Morgan Mortgage Acquisition Trust
1,399,713	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (a)	4.32%	07/25/36	631,835
126,617	Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a)	4.17%	12/25/36	74,738
	Long Beach Mortgage Loan Trust
299,011	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)	4.20%	11/25/36	92,490
	Madison Park Funding XLV Ltd.
825,000	Series 2020-45A, Class BR, 3 Mo. LIBOR + 1.70% (a) (c)	5.78%	07/15/34	793,737
	Mastr Asset Backed Securities Trust
1,493,990	Series 2006-HE2, Class A3, 1 Mo. LIBOR + 0.30% (a)	4.34%	06/25/36	592,206
1,535,500	Series 2007-HE1, Class A4, 1 Mo. LIBOR + 0.28% (a)	4.32%	05/25/37	1,148,225
	Merrill Lynch First Franklin Mortgage Loan Trust
339,912	Series 2007-1, Class A1, 1 Mo. LIBOR + 0.28% (a)	4.32%	04/25/37	155,191
651,405	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (a)	4.30%	06/25/37	500,288
	Merrill Lynch Mortgage Investors Trust
1,154,616	Series 2006-HE6, Class A2B, 1 Mo. LIBOR + 0.30% (a)	4.34%	11/25/37	411,767
1,000,000	Series 2006-OPT1, Class A2D, 1 Mo. LIBOR + 0.24% (a)	4.28%	08/25/37	775,050
	Morgan Stanley Capital I, Inc., Trust
21,114	Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.58% (a)	4.62%	02/25/36	20,718
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)	5.52%	10/25/58	291,024
975,000	Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (a) (c)	5.59%	07/25/68	907,276
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 3 Mo. LIBOR + 0.28% (a)	3.88%	09/22/35	307,376
	Nomura Home Equity Loan, Inc., Home Equity Loan Trust
14,349	Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.62% (a)	4.66%	02/25/36	14,300
	Oakwood Mortgage Investors, Inc.
781,859	Series 1999-C, Class A2	7.48%	08/15/27	664,490
582,662	Series 2001-C, Class A2	5.92%	06/15/31	69,166
	Option One Mortgage Loan Trust
349,263	Series 2007-4, Class 2A3, 1 Mo. LIBOR + 0.24% (a)	4.28%	04/25/37	204,027
	Ownit Mortgage Loan Trust
649,101	Series 2006-6, Class A2C, 1 Mo. LIBOR + 0.32% (a)	4.36%	09/25/37	314,184
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. LIBOR + 1.60% (a) (c)	5.84%	10/20/31	144,724
	Park Place Securities Inc Asset-Backed Pass-Through Certificates
338,020	Series 2004-WWF1, Class M5, 1 Mo. LIBOR + 1.80% (a)	5.84%	12/25/34	323,473
	PRET LLC
1,105,960	Series 2022-RN1, Class A1, steps up to 6.72% on 02/25/25 (c) (f)	3.72%	07/25/51	1,029,639

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Progress Residential Trust
$1,169,000	Series 2019-SFR3, Class F (c)	3.87%	09/17/36	$1,101,111
1,060,000	Series 2021-SFR1, Class H (c)	5.00%	04/17/38	911,163
	Sabey Data Center Issuer LLC
650,000	Series 2020-1, Class A2 (c)	3.81%	04/20/45	606,902
	Saxon Asset Securities Trust
66,690	Series 2005-1, Class M2, 1 Mo. LIBOR + 0.72% (a)	2.02%	05/25/35	61,580
	Securitized Asset Backed Receivables LLC Trust
1,087,459	Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (a)	4.32%	06/25/36	689,575
56,578	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.48% (a)	4.52%	03/25/36	55,149
362,079	Series 2007-NC2, Class A2B, 1 Mo. LIBOR + 0.14% (a)	4.18%	01/25/37	312,861
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)	6.21%	04/25/73	62,742
65,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)	6.21%	07/25/73	60,885
	Soundview Home Loan Trust
332,439	Series 2007-OPT1, Class 2A2, 1 Mo. LIBOR + 0.15% (a)	4.19%	06/25/37	228,038
193,589	Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a)	4.21%	08/25/37	162,880
	Specialty Underwriting & Residential Finance Trust
1,179,695	Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (a)	4.52%	09/25/37	820,222
	Stratus CLO Ltd.
925,000	Series 2021-3A, Class SUB (c)	0.00%	12/29/29	539,834
	Structured Asset Securities Corp. Mortgage Loan Trust
56,162	Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)	4.22%	04/25/36	55,274
	Textainer Marine Containers VII Ltd.
80,283	Series 2020-3A, Class A (c)	2.11%	09/20/45	69,289
	TRP LLC
283,449	Series 2021-1, Class A (c)	2.07%	06/19/51	239,597
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. LIBOR + 1.65% (a) (c)	5.73%	06/07/30	170,656
	Wachovia Student Loan Trust
678,020	Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (a) (c)	4.60%	04/25/40	626,657
	WaMu Asset-Backed Certificates WaMuTrust
1,069,097	Series 2007-HE1, Class 2A4, 1 Mo. LIBOR + 0.23% (a)	4.27%	01/25/37	523,833
	Total Asset-Backed Securities			32,230,472
	(Cost $37,069,599)

U.S. TREASURY BILLS — 0.4%
450,000	U.S. Treasury Bill	(b)	05/04/23	441,474
	(Cost $441,494)

Shares	Description	Value

MONEY MARKET FUNDS — 2.2%
2,640,135	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 3.51% (h)	2,640,135
	(Cost $2,640,135)
	Total Investments — 141.9%	168,927,438
	(Cost $181,849,181)
	Net Other Assets and Liabilities — (41.9)%	(49,865,334
	Net Assets — 100.0%	$119,062,104

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Forward Foreign Currency Contracts at November 30, 2022:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2022	Sale Value as of 11/30/2022	Unrealized Appreciation (Depreciation)
01/13/2023	GS	EUR	62,000	USD	62,020	$64,763	$62,020	$2,743
01/13/2023	Citi	GBP	236,000	USD	266,289	284,900	266,289	18,611
01/13/2023	GS	USD	1,191,121	EUR	1,203,000	1,191,121	1,256,601	(65,480)
01/13/2023	Citi	USD	1,492,325	GBP	1,309,000	1,492,325	1,580,228	(87,903)
Net Unrealized Appreciation (Depreciation)								$(132,029)

Counterparty Abbreviations:
Citi – Citibank N.A.
GS – Goldman Sachs and Co.

Futures Contracts at November 30, 2022:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	67	Mar-2023	$13,759,078	$35,891
U.S. 5-Year Treasury Notes	Long	75	Mar-2023	8,142,773	42,797
Ultra 10-Year U.S. Treasury Notes	Long	63	Mar-2023	7,538,344	53,697
Ultra U.S. Treasury Bond Futures	Short	6	Mar-2023	(817,687)	9,771
				$28,622,508	$142,156

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2022, securities noted as such amounted to $40,582,127 or 34.1% of net assets.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of November 30, 2022.

CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
IO	-	Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
SOFR	-	Secured Overnight Financing Rate
SONIA	-	Sterling Overnight Index Average
TBA	-	To-Be-Announced Security

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Currency Abbreviations:
GBP	-	British Pound Sterlin
EUR	-	Euro
USD	-	United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$91,445,431	$—	$91,445,431	$—
Mortgage-Backed Securities	42,169,926	—	42,169,926	—
Asset-Backed Securities	32,230,472	—	32,230,472	—
U.S. Treasury Bills	441,474	—	441,474	—
Money Market Funds	2,640,135	2,640,135	—	—
Total Investments	168,927,438	2,640,135	166,287,303	—
Forward Foreign Currency Contracts	21,354	—	21,354	—
Futures Contracts	142,156	142,156	—	—
Total	$169,090,948	$2,782,291	$166,308,657	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(153,383)	$—	$(153,383)	$—

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 57.4%
	Angola — 2.4%
200,000	Angolan Government International Bond (USD) (a)	8.00%	11/26/29	$181,950
	Argentina — 1.1%
18,177	Argentine Republic Government International Bond, steps up to 3.63% on 07/10/2023 (USD) (b)	1.50%	07/09/35	4,272
128,605	Argentine Republic Government International Bond, steps up to 4.25% on 07/10/2023 (USD) (b)	3.88%	01/09/38	38,804
143,894	Argentine Republic Government International Bond, steps up to 4.88% on 07/10/2029 (USD) (b)	3.50%	07/09/41	39,294
				82,370
	Brazil — 3.1%
200,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	174,945
60,000	Brazilian Government International Bond (USD)	7.13%	01/20/37	63,376
				238,321
	Chile — 2.8%
250,000	Chile Government International Bond (USD)	3.50%	01/31/34	217,790
	Dominican Republic — 2.5%
250,000	Dominican Republic International Bond (USD) (c)	5.30%	01/21/41	191,415
	Ecuador — 1.0%
26,603	Ecuador Government International Bond, steps up to 3.50% on 08/01/2023 (USD) (b) (c)	2.50%	07/31/35	11,796
112,700	Ecuador Government International Bond, steps up to 6.00% on 08/01/2023 (USD) (a) (b)	5.50%	07/31/30	69,068
				80,864
	Egypt — 1.9%
200,000	Egypt Government International Bond (USD) (a)	7.30%	09/30/33	145,840
	Gabon — 2.2%
200,000	Gabon Government International Bond (USD) (a)	6.63%	02/06/31	165,710
	Guatemala — 2.5%
200,000	Guatemala Government Bond (USD) (a)	4.90%	06/01/30	189,193
	Hungary — 1.6%
200,000	Hungary Government International Bond (USD) (a)	3.13%	09/21/51	120,930
	Iraq — 2.0%
171,875	Iraq International Bond (USD) (a)	5.80%	01/15/28	154,689
	Ivory Coast (Cote D'Ivoire) — 1.0%
100,000	Ivory Coast Government International Bond (EUR) (c)	6.88%	10/17/40	80,062
	Jordan — 2.7%
200,000	Jordan Government International Bond (USD) (c)	7.75%	01/15/28	206,000
	Mexico — 5.4%
235,000	Mexico Government International Bond (USD)	3.75%	01/11/28	223,699
200,000	Mexico Government International Bond (USD)	4.88%	05/19/33	188,248
				411,947

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Nigeria — 1.8%
200,000	Nigeria Government International Bond (USD) (c)	7.70%	02/23/38	$140,640
	Oman — 2.6%
200,000	Oman Government International Bond (USD) (a)	6.00%	08/01/29	198,288
	Panama — 2.9%
300,000	Panama Government International Bond (USD)	2.25%	09/29/32	226,500
	Peru — 2.7%
100,000	Peruvian Government International Bond (USD)	2.78%	01/23/31	84,008
154,000	Peruvian Government International Bond (USD)	3.00%	01/15/34	124,712
				208,720
	Philippines — 2.8%
200,000	Philippine Government International Bond (USD)	5.95%	10/13/47	217,500
	Poland — 0.7%
25,000	Republic of Poland Government International Bond (USD)	5.50%	11/16/27	25,816
30,000	Republic of Poland Government International Bond (USD)	5.75%	11/16/32	31,702
				57,518
	Romania — 1.8%
54,000	Romanian Government International Bond (USD) (c)	3.00%	02/27/27	48,779
4,000	Romanian Government International Bond (USD) (c)	3.00%	02/14/31	3,205
90,000	Romanian Government International Bond (USD) (c)	6.00%	05/25/34	85,115
				137,099
	South Africa — 2.4%
200,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	181,885
	Tunisia — 1.9%
200,000	Tunisian Republic (USD) (a)	5.75%	01/30/25	147,001
	Turkey — 2.3%
200,000	Turkey Government International Bond (USD)	4.25%	04/14/26	178,076
	United Arab Emirates — 2.7%
250,000	Abu Dhabi Government International Bond (USD) (a)	1.70%	03/02/31	207,189
	Uruguay — 0.6%
45,000	Uruguay Government International Bond (USD)	5.10%	06/18/50	44,483
	Total Foreign Sovereign Bonds and Notes			4,411,980
	(Cost $4,708,759)

FOREIGN CORPORATE BONDS AND NOTES — 39.7%
	Electric — 2.5%
200,000	Eskom Holdings SOC Ltd. (USD) (a)	6.35%	08/10/28	188,250
	Energy-Alternate Sources — 2.8%
250,000	India Green Power Holdings (USD) (a)	4.00%	02/22/27	213,207

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Engineering & Construction — 3.1%
250,000	India Airport Infra (USD) (a)	6.25%	10/25/25	$237,243
	Investment Companies — 2.4%
200,000	Gaci First Investment Co. (USD) (a)	5.38%	10/13/2122	186,082
	Mining — 8.2%
200,000	Freeport Indonesia PT (USD) (c)	5.32%	04/14/32	186,000
475,000	Indonesia Asahan Aluminium Persero PT (USD) (c)	5.45%	05/15/30	446,001
				632,001
	Oil & Gas — 18.7%
200,000	Gran Tierra Energy, Inc. (USD) (a)	7.75%	05/23/27	161,326
200,000	KazMunayGas National Co. JSC (USD) (c)	3.50%	04/14/33	148,368
15,000	Leviathan Bond Ltd. (USD) (a) (c)	6.75%	06/30/30	14,250
200,000	Oil and Gas Holding (The) Co. BSCC (USD) (a)	7.63%	11/07/24	202,273
50,000	Petroleos Mexicanos (USD)	6.49%	01/23/27	45,374
50,000	Petroleos Mexicanos (USD)	5.35%	02/12/28	41,818
140,000	Petroleos Mexicanos (USD)	6.84%	01/23/30	115,142
64,000	Petroleos Mexicanos (USD)	6.70%	02/16/32	49,600
400,000	QatarEnergy Trading LLC (USD) (c)	3.13%	07/12/41	304,256
225,000	Saudi Arabian Oil Co. (USD) (a)	2.25%	11/24/30	186,699
200,000	Tengizchevroil Finance Co. International Ltd. (USD) (a)	4.00%	08/15/26	171,000
				1,440,106
	Pipelines — 2.0%
193,306	Galaxy Pipeline Assets Bidco Ltd. (USD) (c)	2.94%	09/30/40	154,928
	Total Foreign Corporate Bonds and Notes			3,051,817
	(Cost $3,196,764)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
39,479	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 3.51% (d)	39,479
	(Cost $39,479)
	Total Investments — 97.6%	7,503,276
	(Cost $7,945,002)
	Net Other Assets and Liabilities — 2.4%	182,197
	Net Assets — 100.0%	$7,685,473

1

Forward Foreign Currency Contracts at November 30, 2022:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2022	Sale Value as of 11/30/2022	Unrealized Appreciation (Depreciation)
01/06/2023	BOFA	USD	11,436	EUR	11,000	$11,436	$11,485	$(49)
01/06/2023	BNP	USD	67,661	EUR	68,000	67,661	70,995	(3,334)
Net Unrealized Appreciation (Depreciation)								$(3,383)

First Trust TCW Emerging Markets Debt ETF (EFIX)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Counterparty Abbreviations:
BOFA	-	Bank of America, N.A.
BNP	-	BNP Paribas

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2022, securities noted as such amounted to $2,020,815 or 26.3% of net assets.
(d)	Rate shown reflects yield as of November 30, 2022.

Currency Abbreviations:
EUR	-	Euro
USD	-	United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$4,411,980	$—	$4,411,980	$—
Foreign Corporate Bonds and Notes**	3,051,817	—	3,051,817	—
Money Market Funds	39,479	39,479	—	—
Total Investments	$7,503,276	$39,479	$7,463,797	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(3,383)	$—	$(3,383)	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 50.9%
	Aerospace & Defense — 1.5%
367	Boeing (The) Co. (a)	$65,649
266	General Dynamics Corp.	67,136
148	Lockheed Martin Corp.	71,808
610	Raytheon Technologies Corp.	60,219
		264,812

	Air Freight & Logistics — 0.6%
253	FedEx Corp.	46,102
307	United Parcel Service, Inc., Class B	58,247
		104,349

	Automobiles — 1.0%
4,519	Ford Motor Co.	62,814
1,653	General Motors Co.	67,045
231	Tesla, Inc. (a)	44,976
		174,835

	Banks — 1.7%
1,696	Bank of America Corp.	64,193
1,093	Citigroup, Inc.	52,912
495	JPMorgan Chase & Co.	68,399
1,194	U.S. Bancorp	54,196
1,321	Wells Fargo & Co.	63,342
		303,042

	Beverages — 1.0%
910	Coca-Cola (The) Co.	57,885
973	Molson Coors Beverage Co., Class B	53,622
335	PepsiCo, Inc.	62,146
		173,653

	Biotechnology — 1.6%
379	AbbVie, Inc.	61,087
229	Amgen, Inc.	65,585
257	Biogen, Inc. (a)	78,429
913	Gilead Sciences, Inc.	80,189
		285,290

	Capital Markets — 1.5%
1,301	Bank of New York Mellon (The) Corp.	59,716
90	BlackRock, Inc.	64,440
179	Goldman Sachs Group (The), Inc.	69,121
695	Morgan Stanley	64,683
		257,960

	Chemicals — 1.1%
654	CF Industries Holdings, Inc.	70,756
1,081	Dow, Inc.	55,098
1,007	DuPont de Nemours, Inc.	71,004
		196,858

	Communications Equipment — 1.5%
545	Arista Networks, Inc. (a)	75,919

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
1,296	Cisco Systems, Inc.	$64,437
376	F5, Inc. (a)	58,133
1,954	Juniper Networks, Inc.	64,951
		263,440

	Consumer Finance — 0.6%
385	American Express Co.	60,672
502	Capital One Financial Corp.	51,827
		112,499

	Containers & Packaging — 0.3%
985	Sealed Air Corp.	52,432

	Diversified Financial Services — 0.4%
200	Berkshire Hathaway, Inc., Class B (a)	63,720

	Diversified Telecommunication Services — 0.7%
2,726	AT&T, Inc.	52,557
5,111	Lumen Technologies, Inc.	27,957
1,127	Verizon Communications, Inc.	43,931
		124,445

	Electric Utilities — 1.6%
536	Duke Energy Corp.	53,563
1,295	Exelon Corp.	53,574
719	NextEra Energy, Inc.	60,899
806	Pinnacle West Capital Corp.	63,126
789	Southern (The) Co.	53,368
		284,530

	Electrical Equipment — 0.4%
693	Emerson Electric Co.	66,369

	Electronic Equipment, Instruments & Components — 0.3%
577	IPG Photonics Corp. (a)	52,524

	Energy Equipment & Services — 1.1%
1,675	Schlumberger N.V.	86,346
8,889	TechnipFMC PLC (a)	110,224
		196,570

	Entertainment — 1.7%
449	Electronic Arts, Inc.	58,720
628	Live Nation Entertainment, Inc. (a)	45,693
283	Netflix, Inc. (a)	86,465
571	Walt Disney (The) Co. (a)	55,884
3,979	Warner Bros Discovery, Inc. (a)	45,361
		292,123

	Equity Real Estate Investment Trusts — 1.3%
222	American Tower Corp.	49,118
563	Federal Realty Investment Trust	62,549

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
554	Simon Property Group, Inc.	$66,170
1,167	SL Green Realty Corp.	48,967
		226,804

	Food & Staples Retailing — 1.1%
110	Costco Wholesale Corp.	59,317
1,467	Walgreens Boots Alliance, Inc.	60,881
438	Walmart, Inc.	66,760
		186,958

	Food Products — 0.7%
1,467	Kraft Heinz (The) Co.	57,726
927	Mondelez International, Inc., Class A	62,675
		120,401

	Health Care Equipment & Supplies — 0.9%
517	Abbott Laboratories	55,619
1,597	DENTSPLY SIRONA, Inc.	48,325
631	Medtronic PLC	49,874
		153,818

	Health Care Providers & Services — 1.7%
585	CVS Health Corp.	59,600
648	DaVita, Inc. (a)	47,777
725	Henry Schein, Inc. (a)	58,667
107	UnitedHealth Group, Inc.	58,610
528	Universal Health Services, Inc., Class B	69,089
		293,743

	Hotels, Restaurants & Leisure — 1.5%
31	Booking Holdings, Inc. (a)	64,463
223	McDonald’s Corp.	60,832
4,403	Norwegian Cruise Line Holdings Ltd. (a)	72,385
692	Starbucks Corp.	70,723
		268,403

	Household Durables — 0.5%
1,493	Leggett & Platt, Inc.	53,166
2,878	Newell Brands, Inc.	37,327
		90,493

	Household Products — 0.7%
734	Colgate-Palmolive Co.	56,870
394	Procter & Gamble (The) Co.	58,769
		115,639

	Industrial Conglomerates — 1.1%
429	3M Co.	54,041
854	General Electric Co.	73,418

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
321	Honeywell International, Inc.	$70,476
		197,935

	Insurance — 1.8%
464	Allstate (The) Corp.	62,130
1,095	American International Group, Inc.	69,105
337	Assurant, Inc.	43,210
935	MetLife, Inc.	71,714
1,709	Unum Group	72,086
		318,245

	Interactive Media & Services — 0.5%
504	Alphabet, Inc., Class A (a)	50,899
323	Meta Platforms, Inc., Class A (a)	38,146
		89,045

	Internet & Direct Marketing Retail — 0.3%
481	Amazon.com, Inc. (a)	46,436

	IT Services — 3.4%
203	Accenture PLC, Class A	61,089
635	Akamai Technologies, Inc. (a)	60,236
377	Broadridge Financial Solutions, Inc.	56,215
230	Gartner, Inc. (a)	80,585
437	International Business Machines Corp.	65,069
291	Jack Henry & Associates, Inc.	55,101
166	Mastercard, Inc., Class A	59,162
734	PayPal Holdings, Inc. (a)	57,553
266	Visa, Inc., Class A	57,722
3,357	Western Union (The) Co.	49,214
		601,946

	Life Sciences Tools & Services — 0.7%
223	Danaher Corp.	60,971
106	Thermo Fisher Scientific, Inc.	59,383
		120,354

	Machinery — 0.8%
319	Caterpillar, Inc.	75,415
1,939	Flowserve Corp.	60,807
		136,222

	Media — 2.3%
117	Charter Communications, Inc., Class A (a)	45,781
1,375	Comcast Corp., Class A	50,380
3,108	DISH Network Corp., Class A (a)	49,883
1,661	Fox Corp., Class A	53,900
1,924	Interpublic Group of Cos. (The), Inc.	66,109
3,433	News Corp., Class B	66,772

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
840	Omnicom Group, Inc.	$66,998
		399,823

	Multiline Retail — 0.3%
371	Target Corp.	61,983

	Oil, Gas & Consumable Fuels — 1.6%
397	Chevron Corp.	72,774
648	ConocoPhillips	80,035
646	Exxon Mobil Corp.	71,926
3,295	Kinder Morgan, Inc.	63,000
		287,735

	Pharmaceuticals — 2.0%
774	Bristol-Myers Squibb Co.	62,137
174	Eli Lilly & Co.	64,568
331	Johnson & Johnson	58,918
615	Merck & Co., Inc.	67,724
1,363	Perrigo Co. PLC	43,929
1,109	Pfizer, Inc.	55,594
		352,870

	Professional Services — 0.4%
569	Leidos Holdings, Inc.	62,209

	Road & Rail — 0.3%
262	Union Pacific Corp.	56,967

	Semiconductors & Semiconductor Equipment — 1.5%
1,425	Intel Corp.	42,850
335	NVIDIA Corp.	56,692
556	Qorvo, Inc. (a)	55,183
385	QUALCOMM, Inc.	48,698
345	Texas Instruments, Inc.	62,259
		265,682

	Software — 1.6%
148	Adobe, Inc. (a)	51,049
220	Microsoft Corp.	56,131
791	Oracle Corp.	65,677
327	Salesforce, Inc. (a)	52,402
162	Tyler Technologies, Inc. (a)	55,524
		280,783

	Specialty Retail — 1.2%
6,046	Gap (The), Inc.	87,909
190	Home Depot (The), Inc.	61,558
301	Lowe’s Cos., Inc.	63,977
		213,444

	Technology Hardware, Storage & Peripherals — 1.8%
377	Apple, Inc.	55,807
4,136	Hewlett Packard Enterprise Co.	69,402
833	NetApp, Inc.	56,319

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
709	Seagate Technology Holdings PLC	$37,556
1,173	Western Digital Corp. (a)	43,108
3,617	Xerox Holdings Corp.	58,993
		321,185

	Textiles, Apparel & Luxury Goods — 1.6%
5,031	Hanesbrands, Inc.	33,808
519	NIKE, Inc., Class B	56,929
914	PVH Corp.	61,403
585	Ralph Lauren Corp.	66,175
6,540	Under Armour, Inc., Class A (a)	65,400
		283,715

	Tobacco — 0.7%
1,327	Altria Group, Inc.	61,811
625	Philip Morris International, Inc.	62,294
		124,105
	Total Common Stocks — 50.9%	8,946,394
	(Cost $7,690,630)

	Money Market Funds — 48.9%
8,604,746	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (b)	8,604,746
	(Cost $8,604,746)

	Total Investments — 99.8%	17,551,140
	(Cost $16,295,376)
	Net Other Assets and Liabilities — 0.2%	33,607
	Net Assets — 100.0%	$17,584,747

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2022.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows:

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,946,394	$8,946,394	$—	$—
Money Market Funds	8,604,746	8,604,746	—	—
Total Investments	$17,551,140	$17,551,140	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
742,822	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$742,822
	(Cost $742,822)
	Total Investments — 0.5%	742,822
	(Cost $742,822)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 101.2%
CALL OPTIONS PURCHASED — 93.9%

3,432	SPDR® S&P 500® ETF Trust	$139,915,776	$4.38	01/20/23	137,758,214
	(Cost $146,942,589)

PUT OPTIONS PURCHASED — 7.3%

3,432	SPDR® S&P 500® ETF Trust	139,915,776	437.98	01/20/23	10,705,812
	(Cost $15,328,506)
	Total Purchased Options				148,464,026
	(Cost $162,271,095)

WRITTEN OPTIONS — (1.6)%
CALL OPTIONS WRITTEN — (0.0)%

(3,432)	SPDR® S&P 500® ETF Trust	(139,915,776)	500.17	01/20/23	(6,730)
	(Premiums received $1,704,262)

PUT OPTIONS WRITTEN — (1.6)%

(3,432)	SPDR® S&P 500® ETF Trust	(139,915,776)	394.18	01/20/23	(2,406,897)
	(Premiums received $8,008,654)
	Total Written Options				(2,413,627)
	(Premiums received $9,712,916)
	Net Other Assets and Liabilities — (0.1)%				(114,749)
	Net Assets — 100.0%				$146,678,472

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$742,822	$742,822	$—	$—
Call Options Purchased	137,758,214	—	137,758,214	—
Put Options Purchased	10,705,812	—	10,705,812	—
Total	$149,206,848	$742,822	$148,464,026	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,730)	$—	$(6,730)	$—
Put Options Written	(2,406,897)	—	(2,406,897)	—
Total	$(2,413,627)	$—	$(2,413,627)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
832,263	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$832,263
	(Cost $832,263)
	Total Investments — 0.5%	832,263
	(Cost $832,263)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 99.7%
CALL OPTIONS PURCHASED — 96.0%

4,292	SPDR® S&P 500® ETF Trust	$174,976,256	$4.37	01/20/23	172,272,296
	(Cost $176,154,470)

PUT OPTIONS PURCHASED — 3.7%

4,292	SPDR® S&P 500® ETF Trust	174,976,256	416.08	01/20/23	6,618,264
	(Cost $14,927,255)
	Total Purchased Options				178,890,560
	(Cost $191,081,725)

WRITTEN OPTIONS — (0.1)%
CALL OPTIONS WRITTEN — (0.0)%

(4,292)	SPDR® S&P 500® ETF Trust	(174,976,256)	477.53	01/20/23	(21,460)
	(Premiums received $3,272,247)

PUT OPTIONS WRITTEN — (0.1)%

(4,292)	SPDR® S&P 500® ETF Trust	(174,976,256)	306.59	01/20/23	(128,760)
	(Premiums received $2,810,118)
	Total Written Options				(150,220)
	(Premiums received $6,082,365)
	Net Other Assets and Liabilities — (0.1)%				(95,538)
	Net Assets — 100.0%				$179,477,065

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$832,263	$832,263	$—	$—
Call Options Purchased	172,272,296	—	172,272,296	—
Put Options Purchased	6,618,264	—	6,618,264	—
Total	$179,722,823	$832,263	$178,890,560	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(21,460)	$—	$(21,460)	$—
Put Options Written	(128,760)	—	(128,760)	—
Total	$(150,220)	$—	$(150,220)	$—

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.6%
1,432,916	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,432,916
	(Cost $1,432,916)
	Total Investments — 0.6%	1,432,916
	(Cost $1,432,916)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 101.7%
CALL OPTIONS PURCHASED — 94.8%

5,972	SPDR® S&P 500® ETF Trust	$243,466,496	$4.34	02/17/23	239,836,413
	(Cost $254,401,482)

PUT OPTIONS PURCHASED — 6.9%

5,972	SPDR® S&P 500® ETF Trust	243,466,496	434.23	02/17/23	17,442,720
	(Cost $23,032,962)
	Total Purchased Options				257,279,133
	(Cost $277,434,444)

WRITTEN OPTIONS — (2.2)%
CALL OPTIONS WRITTEN — (0.0)%

(5,972)	SPDR® S&P 500® ETF Trust	(243,466,496)	496.11	02/17/23	(52,397)
	(Premiums received $5,613,748)

PUT OPTIONS WRITTEN — (2.2)%

(5,972)	SPDR® S&P 500® ETF Trust	(243,466,496)	390.81	02/17/23	(5,406,350)
	(Premiums received $13,613,616)
	Total Written Options				(5,458,747)
	(Premiums received $19,227,364)
	Net Other Assets and Liabilities — (0.1)%				(168,778)
	Net Assets — 100.0%				$253,084,524

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,432,916	$1,432,916	$—	$—
Call Options Purchased	239,836,413	—	239,836,413	—
Put Options Purchased	17,442,720	—	17,442,720	—
Total	$258,712,049	$1,432,916	$257,279,133	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(52,397)	$—	$(52,397)	$—
Put Options Written	(5,406,350)	—	(5,406,350)	—
Total	$(5,458,747)	$—	$(5,458,747)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
1,681,676	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,681,676
	(Cost $1,681,676)
	Total Investments — 0.5%	1,681,676

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 99.8%
CALL OPTIONS PURCHASED — 95.8%

7,396	SPDR® S&P 500® ETF Trust	$301,520,128	$4.33	02/17/23	297,031,788
	(Cost $312,619,287)

PUT OPTIONS PURCHASED — 4.0%

7,396	SPDR® S&P 500® ETF Trust	301,520,128	412.52	02/17/23	12,198,360
	(Cost $22,472,407)
	Total Purchased Options				309,230,148
	(Cost $335,091,694)

WRITTEN OPTIONS — (0.2)%
CALL OPTIONS WRITTEN — (0.1)%

(7,396)	SPDR® S&P 500® ETF Trust	(301,520,128)	474.61	02/17/23	(256,571)
	(Premiums received $10,729,976)

PUT OPTIONS WRITTEN — (0.1)%

(7,396)	SPDR® S&P 500® ETF Trust	(301,520,128)	303.96	02/17/23	(352,670)
	(Premiums received $5,808,470)
	Total Written Options				(609,241)
	(Premiums received $16,538,446)
	Net Other Assets and Liabilities — (0.1)%				(202,415)
	Net Assets — 100.0%				$310,100,168

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,681,676	$1,681,676	$—	$—
Call Options Purchased	297,031,788	—	297,031,788	—
Put Options Purchased	12,198,360	—	12,198,360	—
Total	$310,911,824	$1,681,676	$309,230,148	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(256,571)	$—	$(256,571)	$—
Put Options Written	(352,670)	—	(352,670)	—
Total	$(609,241)	$—	$(609,241)	$—

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
1,092,176	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,092,176
	(Cost $1,092,176)
	Total Investments — 0.7%	1,092,176
	(Cost $1,092,176)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.9%
CALL OPTIONS PURCHASED — 93.8%

3,906	SPDR® S&P 500® ETF Trust	$159,239,808	$4.45	03/17/23	156,000,337
	(Cost $168,265,131)

PUT OPTIONS PURCHASED — 9.1%

3,906	SPDR® S&P 500® ETF Trust	159,239,808	444.52	03/17/23	15,237,790
	(Cost $18,159,401)
	Total Purchased Options				171,238,127
	(Cost $186,424,532)

WRITTEN OPTIONS — (3.5)%
CALL OPTIONS WRITTEN — (0.0)%

(3,906)	SPDR® S&P 500® ETF Trust	(159,239,808)	510.22	03/17/23	(30,015)
	(Premiums received $2,807,373)

PUT OPTIONS WRITTEN — (3.5)%

(3,906)	SPDR® S&P 500® ETF Trust	(159,239,808)	400.07	03/17/23	(5,802,598)
	(Premiums received $9,490,860)
	Total Written Options				(5,832,613)
	(Premiums received $12,298,233)
	Net Other Assets and Liabilities — (0.1)%				(125,698)
	Net Assets — 100.0%				$166,371,992

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,092,176	$1,092,176	$—	$—
Call Options Purchased	156,000,337	—	156,000,337	—
Put Options Purchased	15,237,790	—	15,237,790	—
Total	$172,330,303	$1,092,176	$171,238,127	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(30,015)	$—	$(30,015)	$—
Put Options Written	(5,802,598)	—	(5,802,598)	—
Total	$(5,832,613)	$—	$(5,832,613)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.6%
1,405,621	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,405,621
	(Cost $1,405,621)
	Total Investments — 0.6%	1,405,621
	(Cost $1,405,621)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 99.9%
CALL OPTIONS PURCHASED — 94.0%

5,256	SPDR® S&P 500® ETF Trust	$214,276,608	$4.44	03/17/23	209,922,689
	(Cost $220,848,244)

PUT OPTIONS PURCHASED — 5.9%

5,256	SPDR® S&P 500® ETF Trust	214,276,608	422.29	03/17/23	13,113,370
	(Cost $17,760,996)
	Total Purchased Options				223,036,059
	(Cost $238,609,240)

WRITTEN OPTIONS — (0.4)%
CALL OPTIONS WRITTEN — (0.1)%

(5,256)	SPDR® S&P 500® ETF Trust	(214,276,608)	489.06	03/17/23	(146,969)
	(Premiums received $5,103,272)

PUT OPTIONS WRITTEN — (0.3)%

(5,256)	SPDR® S&P 500® ETF Trust	(214,276,608)	311.16	03/17/23	(785,725)
	(Premiums received $3,844,927)
	Total Written Options				(932,694)
	(Premiums received $8,948,199)
	Net Other Assets and Liabilities — (0.1)%				(145,850)
	Net Assets — 100.0%				$223,363,136

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,405,621	$1,405,621	$—	$—
Call Options Purchased	209,922,689	—	209,922,689	—
Put Options Purchased	13,113,370	—	13,113,370	—
Total	$224,441,680	$1,405,621	$223,036,059	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(146,969)	$—	$(146,969)	$—
Put Options Written	(785,725)	—	(785,725)	—
Total	$(932,694)	$—	$(932,694)	$—

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
1,999,982	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,999,982
	(Cost $1,999,982)
	Total Investments — 0.7%	1,999,982
	(Cost $1,999,982)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.0%
CALL OPTIONS PURCHASED — 94.6%

6,485	SPDR® S&P 500® ETF Trust	$264,380,480	$4.38	04/21/23	259,098,651
	(Cost $270,744,407)

PUT OPTIONS PURCHASED — 8.4%

6,485	SPDR® S&P 500® ETF Trust	264,380,480	437.79	04/21/23	22,919,104
	(Cost $25,947,457)
	Total Purchased Options				282,017,755
	(Cost $296,691,864)

WRITTEN OPTIONS — (3.6)%
CALL OPTIONS WRITTEN — (0.1)%

(6,485)	SPDR® S&P 500® ETF Trust	(264,380,480)	509.37	04/21/23	(165,810)
	(Premiums received $3,905,473)

PUT OPTIONS WRITTEN — (3.5)%

(6,485)	SPDR® S&P 500® ETF Trust	(264,380,480)	394.01	04/21/23	(9,735,186)
	(Premiums received $15,078,656)
	Total Written Options				(9,900,996)
	(Premiums received $18,984,129)
	Net Other Assets and Liabilities — (0.1)%				(179,519)
	Net Assets — 100.0%				$273,937,222

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,999,982	$1,999,982	$—	$—
Call Options Purchased	259,098,651	—	259,098,651	—
Put Options Purchased	22,919,104	—	22,919,104	—
Total	$284,017,737	$1,999,982	$282,017,755	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(165,810)	$—	$(165,810)	$—
Put Options Written	(9,735,186)	—	(9,735,186)	—
Total	$(9,900,996)	$—	$(9,900,996)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
2,015,090	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$2,015,090
	(Cost $2,015,090)
	Total Investments — 0.7%	2,015,090
	(Cost $2,015,090)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.1%
CALL OPTIONS PURCHASED — 94.5%

6,735	SPDR® S&P 500® ETF Trust	$274,572,480	$4.37	04/21/23	269,093,647
	(Cost $271,871,481)

PUT OPTIONS PURCHASED — 5.6%

6,735	SPDR® S&P 500® ETF Trust	274,572,480	415.90	04/21/23	15,936,411
	(Cost $25,886,383)
	Total Purchased Options				285,030,058
	(Cost $297,757,864)

WRITTEN OPTIONS — (0.7)%
CALL OPTIONS WRITTEN — (0.2)%

(6,735)	SPDR® S&P 500® ETF Trust	(274,572,480)	485.77	04/21/23	(629,120)
	(Premiums received $4,861,092)

PUT OPTIONS WRITTEN — (0.5)%

(6,735)	SPDR® S&P 500® ETF Trust	(274,572,480)	306.45	04/21/23	(1,380,181)
	(Premiums received $5,974,420)
	Total Written Options				(2,009,301)
	(Premiums received $10,835,512)
	Net Other Assets and Liabilities — (0.1)%				(185,781)
	Net Assets — 100.0%				$284,850,066

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,015,090	$2,015,090	$—	$—
Call Options Purchased	269,093,647	—	269,093,647	—
Put Options Purchased	15,936,411	—	15,936,411	—
Total	$287,045,148	$2,015,090	$285,030,058	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(629,120)	$—	$(629,120)	$—
Put Options Written	(1,380,181)	—	(1,380,181)	—
Total	$(2,009,301)	$—	$(2,009,301)	$—

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
2,861,628	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$2,861,628
	(Cost $2,861,628)
	Total Investments — 0.7%	2,861,628
	(Cost $2,861,628)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.0%
CALL OPTIONS PURCHASED — 98.2%

9,727	SPDR® S&P 500® ETF Trust	$396,550,336	$3.90	05/19/23	388,945,218
	(Cost $376,755,720)

PUT OPTIONS PURCHASED — 3.8%

9,727	SPDR® S&P 500® ETF Trust	396,550,336	389.63	05/19/23	15,113,852
	(Cost $31,865,433)
	Total Purchased Options				404,059,070
	(Cost $408,621,153)

WRITTEN OPTIONS — (2.6)%
CALL OPTIONS WRITTEN — (0.9)%

(9,727)	SPDR® S&P 500® ETF Trust	(396,550,336)	469.31	05/19/23	(3,453,686)
	(Premiums received $8,026,451)

PUT OPTIONS WRITTEN — (1.7)%

(9,727)	SPDR® S&P 500® ETF Trust	(396,550,336)	350.67	05/19/23	(7,004,015)
	(Premiums received $19,000,581)
	Total Written Options				(10,457,701)
	(Premiums received $27,027,032)
	Net Other Assets and Liabilities — (0.1)%				(243,181)
	Net Assets — 100.0%				$396,219,816

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,861,628	$2,861,628	$—	$—
Call Options Purchased	388,945,218	—	388,945,218	—
Put Options Purchased	15,113,852	—	15,113,852	—
Total	$406,920,698	$2,861,628	$404,059,070	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,453,686)	$—	$(3,453,686)	$—
Put Options Written	(7,004,015)	—	(7,004,015)	—
Total	$(10,457,701)	$—	$(10,457,701)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
1,383,553	Dreyfus Government Cash Management Fund, Institutional Shares – 3.61% (a)	$1,383,553
	(Cost $1,383,553)
	Total Investments — 0.7%	1,383,553
	(Cost $1,383,553)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.2%
CALL OPTIONS PURCHASED — 99.5%

4,826	SPDR® S&P 500® ETF Trust	$196,746,368	$3.89	05/19/23	192,977,849
	(Cost $188,866,375)

PUT OPTIONS PURCHASED — 2.7%

4,826	SPDR® S&P 500® ETF Trust	196,746,368	370.15	05/19/23	5,157,885
	(Cost $12,899,281)
	Total Purchased Options				198,135,734
	(Cost $201,765,656)

WRITTEN OPTIONS — (2.8)%
CALL OPTIONS WRITTEN — (2.5)%

(4,826)	SPDR® S&P 500® ETF Trust	(196,746,368)	443.91	05/19/23	(4,778,475)
	(Premiums received $6,288,574)

PUT OPTIONS WRITTEN — (0.3)%

(4,826)	SPDR® S&P 500® ETF Trust	(196,746,368)	272.74	05/19/23	(670,511)
	(Premiums received $2,694,054)
	Total Written Options				(5,448,986)
	(Premiums received $8,982,628)
	Net Other Assets and Liabilities — (0.1)%				(150,040)
	Net Assets — 100.0%				$193,920,261

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,383,553	$1,383,553	$—	$—
Call Options Purchased	192,977,849	—	192,977,849	—
Put Options Purchased	5,157,885	—	5,157,885	—
Total	$199,519,287	$1,383,553	$198,135,734	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,778,475)	$—	$(4,778,475)	$—
Put Options Written	(670,511)	—	(670,511)	—
Total	$(5,448,986)	$—	$(5,448,986)	$—

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.8%
2,563,079	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$2,563,079
	(Cost $2,563,079)
	Total Investments — 0.8%	2,563,079
	(Cost $2,563,079)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.4%
CALL OPTIONS PURCHASED — 100.6%

8,310	SPDR® S&P 500® ETF Trust	$338,782,080	$3.66	06/16/23	331,649,211
	(Cost $301,663,283)

PUT OPTIONS PURCHASED — 2.8%

8,310	SPDR® S&P 500® ETF Trust	338,782,080	365.86	06/16/23	9,404,588
	(Cost $25,172,407)
	Total Purchased Options				341,053,799
	(Cost $326,835,690)

WRITTEN OPTIONS — (4.1)%
CALL OPTIONS WRITTEN — (2.7)%

(8,310)	SPDR® S&P 500® ETF Trust	(338,782,080)	447.08	06/16/23	(8,839,900)
	(Premiums received $6,288,667)

PUT OPTIONS WRITTEN — (1.4)%

(8,310)	SPDR® S&P 500® ETF Trust	(338,782,080)	329.27	06/16/23	(4,752,127)
	(Premiums received $15,243,515)
	Total Written Options				(13,592,027)
	(Premiums received $21,532,182)
	Net Other Assets and Liabilities — (0.1)%				(214,530)
	Net Assets — 100.0%				$329,810,321

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,563,079	$2,563,079	$—	$—
Call Options Purchased	331,649,211	—	331,649,211	—
Put Options Purchased	9,404,588	—	9,404,588	—
Total	$343,616,878	$2,563,079	$341,053,799	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(8,839,900)	$—	$(8,839,900)	$—
Put Options Written	(4,752,127)	—	(4,752,127)	—
Total	$(13,592,027)	$—	$(13,592,027)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.8%
1,394,700	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,394,700
	(Cost $1,394,700)
	Total Investments — 0.8%	1,394,700
	(Cost $1,394,700)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.1%
CALL OPTIONS PURCHASED — 103.0%

4,733	SPDR® S&P 500® ETF Trust	$192,954,944	$3.65	06/16/23	188,896,996
	(Cost $172,433,426)

PUT OPTIONS PURCHASED — 2.1%

4,733	SPDR® S&P 500® ETF Trust	192,954,944	347.57	06/16/23	3,819,167
	(Cost $11,746,795)
	Total Purchased Options				192,716,163
	(Cost $184,180,221)

WRITTEN OPTIONS — (5.8)%
CALL OPTIONS WRITTEN — (5.4)%

(4,733)	SPDR® S&P 500® ETF Trust	(192,954,944)	422.90	06/16/23	(9,865,469)
	(Premiums received $7,045,866)

PUT OPTIONS WRITTEN — (0.4)%

(4,733)	SPDR® S&P 500® ETF Trust	(192,954,944)	256.10	06/16/23	(753,979)
	(Premiums received $3,117,459)
	Total Written Options				(10,619,448)
	(Premiums received $10,163,325)
	Net Other Assets and Liabilities — (0.1)%				(121,085)
	Net Assets — 100.0%				$183,370,330

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,394,700	$1,394,700	$—	$—
Call Options Purchased	188,896,996	—	188,896,996	—
Put Options Purchased	3,819,167	—	3,819,167	—
Total	$194,110,863	$1,394,700	$192,716,163	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(9,865,469)	$—	$(9,865,469)	$—
Put Options Written	(753,979)	—	(753,979)	—
Total	$(10,619,448)	$—	$(10,619,448)	$—

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.9%
1,953,261	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,953,261
	(Cost $1,953,261)
	Total Investments — 0.9%	1,953,261
	(Cost $1,953,261)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.3%
CALL OPTIONS PURCHASED — 98.9%

5,500	SPDR® S&P 500® ETF Trust	$224,224,000	$3.85	07/21/23	219,474,882
	(Cost $209,510,442)

PUT OPTIONS PURCHASED — 4.4%

5,500	SPDR® S&P 500® ETF Trust	224,224,000	385.13	07/21/23	9,816,617
	(Cost $17,332,315)
	Total Purchased Options				229,291,499
	(Cost $226,842,757)

WRITTEN OPTIONS — (4.1)%
CALL OPTIONS WRITTEN — (1.8)%

(5,500)	SPDR® S&P 500® ETF Trust	(224,224,000)	467.16	07/21/23	(3,930,926)
	(Premiums received $4,274,543)

PUT OPTIONS WRITTEN — (2.3)%

(5,500)	SPDR® S&P 500® ETF Trust	(224,224,000)	346.62	07/21/23	(5,191,829)
	(Premiums received $10,686,437)
	Total Written Options				(9,122,755)
	(Premiums received $14,960,980)
	Net Other Assets and Liabilities — (0.1)%				(178,464)
	Net Assets — 100.0%				$221,943,541

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,953,261	$1,953,261	$—	$—
Call Options Purchased	219,474,882	—	219,474,882	—
Put Options Purchased	9,816,617	—	9,816,617	—
Total	$231,244,760	$1,953,261	$229,291,499	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,930,926)	$—	$(3,930,926)	$—
Put Options Written	(5,191,829)	—	(5,191,829)	—
Total	$(9,122,755)	$—	$(9,122,755)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.8%
1,511,701	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,511,701
	(Cost $1,511,701)
	Total Investments — 0.8%	1,511,701
	(Cost $1,511,701)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.6%
CALL OPTIONS PURCHASED — 100.3%

4,479	SPDR® S&P 500® ETF Trust	$182,599,872	$3.84	07/21/23	178,736,707
	(Cost $172,285,062)

PUT OPTIONS PURCHASED — 3.3%

4,479	SPDR® S&P 500® ETF Trust	182,599,872	365.87	07/21/23	5,854,707
	(Cost $10,522,981)
	Total Purchased Options				184,591,414
	(Cost $182,808,043)

WRITTEN OPTIONS — (4.3)%
CALL OPTIONS WRITTEN — (3.7)%

(4,479)	SPDR® S&P 500® ETF Trust	(182,599,872)	442.98	07/21/23	(6,675,462)
	(Premiums received $7,200,747)

PUT OPTIONS WRITTEN — (0.6)%

(4,479)	SPDR® S&P 500® ETF Trust	(182,599,872)	269.59	07/21/23	(1,116,438)
	(Premiums received $2,713,432)
	Total Written Options				(7,791,900)
	(Premiums received $9,914,179)
	Net Other Assets and Liabilities — (0.1)%				(117,916)
	Net Assets — 100.0%				$178,193,299

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,511,701	$1,511,701	$—	$—
Call Options Purchased	178,736,707	—	178,736,707	—
Put Options Purchased	5,854,707	—	5,854,707	—
Total	$186,103,115	$1,511,701	$184,591,414	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,675,462)	$—	$(6,675,462)	$—
Put Options Written	(1,116,438)	—	(1,116,438)	—
Total	$(7,791,900)	$—	$(7,791,900)	$—

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
3,103,662	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$3,103,662
	(Cost $3,103,662)
	Total Investments — 1.0%	3,103,662
	(Cost $3,103,662)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.7%
CALL OPTIONS PURCHASED — 96.1%

7,493	SPDR® S&P 500® ETF Trust	$305,474,624	$4.22	08/18/23	298,820,840
	(Cost $305,983,932)

PUT OPTIONS PURCHASED — 7.6%

7,493	SPDR® S&P 500® ETF Trust	305,474,624	422.14	08/18/23	23,535,513
	(Cost $29,833,561)
	Total Purchased Options				322,356,353
	(Cost $335,817,493)

WRITTEN OPTIONS — (4.6)%
CALL OPTIONS WRITTEN — (0.5)%

(7,493)	SPDR® S&P 500® ETF Trust	(305,474,624)	508.51	08/18/23	(1,513,586)
	(Premiums received $6,359,324)

PUT OPTIONS WRITTEN — (4.1)%

(7,493)	SPDR® S&P 500® ETF Trust	(305,474,624)	379.93	08/18/23	(12,895,453)
	(Premiums received $17,380,118)
	Total Written Options				(14,409,039)
	(Premiums received $23,739,442)
	Net Other Assets and Liabilities — (0.1)%				(178,860)
	Net Assets — 100.0%				$310,872,116

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,103,662	$3,103,662	$—	$—
Call Options Purchased	298,820,840	—	298,820,840	—
Put Options Purchased	23,535,513	—	23,535,513	—
Total	$325,460,015	$3,103,662	$322,356,353	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,513,586)	$—	$(1,513,586)	$—
Put Options Written	(12,895,453)	—	(12,895,453)	—
Total	$(14,409,039)	$—	$(14,409,039)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
3,079,438	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$3,079,438
	(Cost $3,079,438)
	Total Investments — 1.0%	3,079,438
	(Cost $3,079,438)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 101.3%
CALL OPTIONS PURCHASED — 95.7%

7,716	SPDR® S&P 500® ETF Trust	$314,565,888	$4.21	08/18/23	307,390,008
	(Cost $300,723,459)

PUT OPTIONS PURCHASED — 5.6%

7,716	SPDR® S&P 500® ETF Trust	314,565,888	401.03	08/18/23	17,962,848
	(Cost $26,637,550)
	Total Purchased Options				325,352,856
	(Cost $327,361,009)

WRITTEN OPTIONS — (2.2)%
CALL OPTIONS WRITTEN — (1.2)%

(7,716)	SPDR® S&P 500® ETF Trust	(314,565,888)	483.22	08/18/23	(3,996,888)
	(Premiums received $6,768,690)

PUT OPTIONS WRITTEN — (1.0)%

(7,716)	SPDR® S&P 500® ETF Trust	(314,565,888)	295.50	08/18/23	(3,194,424)
	(Premiums received $6,612,151)
	Total Written Options				(7,191,312)
	(Premiums received $13,380,841)
	Net Other Assets and Liabilities — (0.1)%				(206,084)
	Net Assets — 100.0%				$321,034,898

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,079,438	$3,079,438	$—	$—
Call Options Purchased	307,390,008	—	307,390,008	—
Put Options Purchased	17,962,848	—	17,962,848	—
Total	$328,432,294	$3,079,438	$325,352,856	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,996,888)	$—	$(3,996,888)	$—
Put Options Written	(3,194,424)	—	(3,194,424)	—
Total	$(7,191,312)	$—	$(7,191,312)	$—

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
2,661,834	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$2,661,834
	(Cost $2,661,834)
	Total Investments — 1.0%	2,661,834
	(Cost $2,661,834)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.8%
CALL OPTIONS PURCHASED — 98.8%

6,558	SPDR® S&P 500® ETF Trust	$267,356,544	$3.86	09/15/23	260,470,644
	(Cost $245,740,515)

PUT OPTIONS PURCHASED — 5.0%

6,558	SPDR® S&P 500® ETF Trust	267,356,544	385.56	09/15/23	13,240,602
	(Cost $17,369,973)
	Total Purchased Options				273,711,246
	(Cost $263,110,488)

WRITTEN OPTIONS — (4.7)%
CALL OPTIONS WRITTEN — (1.9)%

(6,558)	SPDR® S&P 500® ETF Trust	(267,356,544)	475.82	09/15/23	(4,970,964)
	(Premiums received $5,228,547)

PUT OPTIONS WRITTEN — (2.8)%

(6,558)	SPDR® S&P 500® ETF Trust	(267,356,544)	347.00	09/15/23	(7,554,816)
	(Premiums received $9,766,058)
	Total Written Options				(12,525,780)
	(Premiums received $14,994,605)
	Net Other Assets and Liabilities — (0.1)%				(144,982)
	Net Assets — 100.0%				$263,702,318

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,661,834	$2,661,834	$—	$—
Call Options Purchased	260,470,644	—	260,470,644	—
Put Options Purchased	13,240,602	—	13,240,602	—
Total	$276,373,080	$2,661,834	$273,711,246	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,970,964)	$—	$(4,970,964)	$—
Put Options Written	(7,554,816)	—	(7,554,816)	—
Total	$(12,525,780)	$—	$(12,525,780)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
2,924,459	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$2,924,459
	(Cost $2,924,459)
	Total Investments — 1.0%	2,924,459
	(Cost $2,924,459)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.8%
CALL OPTIONS PURCHASED — 99.9%

7,476	SPDR® S&P 500® ETF Trust	$304,781,568	$3.85	09/15/23	297,712,082
	(Cost $276,953,833)

PUT OPTIONS PURCHASED — 3.9%

7,476	SPDR® S&P 500® ETF Trust	304,781,568	366.28	09/15/23	11,634,151
	(Cost $19,707,778)
	Total Purchased Options				309,346,233
	(Cost $296,661,611)

WRITTEN OPTIONS — (4.7)%
CALL OPTIONS WRITTEN — (3.8)%

(7,476)	SPDR® S&P 500® ETF Trust	(304,781,568)	451.03	09/15/23	(11,471,972)
	(Premiums received $8,242,848)

PUT OPTIONS WRITTEN — (0.9)%

(7,476)	SPDR® S&P 500® ETF Trust	(304,781,568)	269.89	09/15/23	(2,658,003)
	(Premiums received $5,084,800)
	Total Written Options				(14,129,975)
	(Premiums received $13,327,648)
	Net Other Assets and Liabilities — (0.1)%				(160,857)
	Net Assets — 100.0%				$297,979,860

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,924,459	$2,924,459	$—	$—
Call Options Purchased	297,712,082	—	297,712,082	—
Put Options Purchased	11,634,151	—	11,634,151	—
Total	$312,270,692	$2,924,459	$309,346,233	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(11,471,972)	$—	$(11,471,972)	$—
Put Options Written	(2,658,003)	—	(2,658,003)	—
Total	$(14,129,975)	$—	$(14,129,975)	$—

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
3,403,644	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$3,403,644
	(Cost $3,403,644)
	Total Investments — 1.1%	3,403,644
	(Cost $3,403,644)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.2%
CALL OPTIONS PURCHASED — 99.6%

7,964	SPDR® S&P 500® ETF Trust	$324,676,352	$3.74	10/20/23	317,618,902
	(Cost $292,698,234)

PUT OPTIONS PURCHASED — 4.6%

7,964	SPDR® S&P 500® ETF Trust	324,676,352	374.29	10/20/23	14,822,146
	(Cost $24,578,771)
	Total Purchased Options				332,441,048
	(Cost $317,277,005)

WRITTEN OPTIONS — (5.2)%
CALL OPTIONS WRITTEN — (2.5)%

(7,964)	SPDR® S&P 500® ETF Trust	(324,676,352)	475.80	10/20/23	(7,951,321)
	(Premiums received $5,564,435)

PUT OPTIONS WRITTEN — (2.7)%

(7,964)	SPDR® S&P 500® ETF Trust	(324,676,352)	336.86	10/20/23	(8,769,471)
	(Premiums received $15,121,916)
	Total Written Options				(16,720,792)
	(Premiums received $20,686,351)
	Net Other Assets and Liabilities — (0.1)%				(194,329)
	Net Assets — 100.0%				$318,929,571

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,403,644	$3,403,644	$—	$—
Call Options Purchased	317,618,902	—	317,618,902	—
Put Options Purchased	14,822,146	—	14,822,146	—
Total	$335,844,692	$3,403,644	$332,441,048	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(7,951,321)	$—	$(7,951,321)	$—
Put Options Written	(8,769,471)	—	(8,769,471)	—
Total	$(16,720,792)	$—	$(16,720,792)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
2,759,730	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$2,759,730
	(Cost $2,759,730)
	Total Investments — 1.0%	2,759,730
	(Cost $2,759,730)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.2%
CALL OPTIONS PURCHASED — 101.5%

6,694	SPDR® S&P 500® ETF Trust	$272,900,992	$3.73	10/20/23	266,975,389
	(Cost $248,707,850)

PUT OPTIONS PURCHASED — 3.7%

6,694	SPDR® S&P 500® ETF Trust	272,900,992	355.58	10/20/23	9,637,474
	(Cost $15,710,213)
	Total Purchased Options				276,612,863
	(Cost $264,418,063)

WRITTEN OPTIONS — (6.1)%
CALL OPTIONS WRITTEN — (5.2)%

(6,694)	SPDR® S&P 500® ETF Trust	(272,900,992)	446.15	10/20/23	(13,624,850)
	(Premiums received $9,976,970)

PUT OPTIONS WRITTEN — (0.9)%

(6,694)	SPDR® S&P 500® ETF Trust	(272,900,992)	262.00	10/20/23	(2,387,332)
	(Premiums received $4,001,237)
	Total Written Options				(16,012,182)
	(Premiums received $13,978,207)
	Net Other Assets and Liabilities — (0.1)%				(145,643)
	Net Assets — 100.0%				$263,214,768

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,759,730	$2,759,730	$—	$—
Call Options Purchased	266,975,389	—	266,975,389	—
Put Options Purchased	9,637,474	—	9,637,474	—
Total	$279,372,593	$2,759,730	$276,612,863	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(13,624,850)	$—	$(13,624,850)	$—
Put Options Written	(2,387,332)	—	(2,387,332)	—
Total	$(16,012,182)	$—	$(16,012,182)	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.2%
3,881,886	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$3,881,886
	(Cost $3,881,886)
	Total Investments — 1.2%	3,881,886
	(Cost $3,881,886)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.7%
CALL OPTIONS PURCHASED — 98.4%

8,254	SPDR® S&P 500® ETF Trust	$336,499,072	$3.96	11/17/23	327,840,626
	(Cost $316,982,698)

PUT OPTIONS PURCHASED — 6.3%

8,254	SPDR® S&P 500® ETF Trust	336,499,072	396.03	11/17/23	21,188,018
	(Cost $26,204,612)
	Total Purchased Options				349,028,644
	(Cost $343,187,310)

WRITTEN OPTIONS — (5.9)%
CALL OPTIONS WRITTEN — (2.1)%

(8,254)	SPDR® S&P 500® ETF Trust	(336,499,072)	490.17	11/17/23	(6,801,296)
	(Premiums received $4,723,183)

PUT OPTIONS WRITTEN — (3.8)%

(8,254)	SPDR® S&P 500® ETF Trust	(336,499,072)	356.43	11/17/23	(12,727,668)
	(Premiums received $14,982,601)
	Total Written Options				(19,528,964)
	(Premiums received $19,705,784)
	Net Other Assets and Liabilities — (0.0)%				(157,375)
	Net Assets — 100.0%				$333,224,191

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,881,886	$3,881,886	$—	$—
Call Options Purchased	327,840,626	—	327,840,626	—
Put Options Purchased	21,188,018	—	21,188,018	—
Total	$352,910,530	$3,881,886	$349,028,644	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(6,801,296)	$—	$(6,801,296)	$—
Put Options Written	(12,727,668)	—	(12,727,668)	—
Total	$(19,528,964)	$—	$(19,528,964)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
3,783,774	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$3,783,774
	(Cost $3,783,774)
	Total Investments — 1.1%	3,783,774
	(Cost $3,783,774)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.0%
CALL OPTIONS PURCHASED — 99.0%

8,223	SPDR® S&P 500® ETF Trust	$335,235,264	$3.95	11/17/23	326,617,560
	(Cost $316,190,369)

PUT OPTIONS PURCHASED — 5.0%

8,223	SPDR® S&P 500® ETF Trust	335,235,264	376.23	11/17/23	16,487,115
	(Cost $20,427,931)
	Total Purchased Options				343,104,675
	(Cost $336,618,300)

WRITTEN OPTIONS — (5.0)%
CALL OPTIONS WRITTEN — (3.8)%

(8,223)	SPDR® S&P 500® ETF Trust	(335,235,264)	464.11	11/17/23	(12,729,204)
	(Premiums received $9,768,024)

PUT OPTIONS WRITTEN — (1.2)%

(8,223)	SPDR® S&P 500® ETF Trust	(335,235,264)	277.22	11/17/23	(3,889,479)
	(Premiums received $4,492,885)
	Total Written Options				(16,618,683)
	(Premiums received $14,260,909)
	Net Other Assets and Liabilities — (0.1)%				(198,087)
	Net Assets — 100.0%				$330,071,679

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,783,774	$3,783,774	$—	$—
Call Options Purchased	326,617,560	—	326,617,560	—
Put Options Purchased	16,487,115	—	16,487,115	—
Total	$346,888,449	$3,783,774	$343,104,675	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(12,729,204)	$—	$(12,729,204)	$—
Put Options Written	(3,889,479)	—	(3,889,479)	—
Total	$(16,618,683)	$—	$(16,618,683)	$—

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.4%
835,261	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$835,261
	(Cost $835,261)
	Total Investments — 0.4%	835,261
	(Cost $835,261)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.5%
CALL OPTIONS PURCHASED — 90.2%

4,378	SPDR® S&P 500® ETF Trust	$178,482,304	$4.60	12/16/22	175,081,700
	(Cost $193,440,889)

PUT OPTIONS PURCHASED — 12.3%

4,378	SPDR® S&P 500® ETF Trust	178,482,304	459.87	12/16/22	23,807,097
	(Cost $22,510,586)
	Total Purchased Options				198,888,797
	(Cost $215,951,475)

WRITTEN OPTIONS — (2.8)%
CALL OPTIONS WRITTEN — (0.0)%

(4,378)	SPDR® S&P 500® ETF Trust	(178,482,304)	520.11	12/16/22	(1,691)
	(Premiums received $2,102,178)

PUT OPTIONS WRITTEN — (2.8)%

(4,378)	SPDR® S&P 500® ETF Trust	(178,482,304)	413.88	12/16/22	(5,411,634)
	(Premiums received $10,678,460)
	Total Written Options				(5,413,325)
	(Premiums received $12,780,638)
	Net Other Assets and Liabilities — (0.1)%				(139,178)
	Net Assets — 100.0%				$194,171,555

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$835,261	$835,261	$—	$—
Call Options Purchased	175,081,700	—	175,081,700	—
Put Options Purchased	23,807,097	—	23,807,097	—
Total	$199,724,058	$835,261	$198,888,797	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,691)	$—	$(1,691)	$—
Put Options Written	(5,411,634)	—	(5,411,634)	—
Total	$(5,413,325)	$—	$(5,413,325)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.4%
929,800	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$929,800
	(Cost $929,800)
	Total Investments — 0.4%	929,800
	(Cost $929,800)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 99.7%
CALL OPTIONS PURCHASED — 92.4%

5,116	SPDR® S&P 500® ETF Trust	$208,569,088	$4.59	12/16/22	204,600,349
	(Cost $218,337,548)

PUT OPTIONS PURCHASED — 7.3%

5,116	SPDR® S&P 500® ETF Trust	208,569,088	436.88	12/16/22	16,189,164
	(Cost $21,374,142)
	Total Purchased Options				220,789,513
	(Cost $239,711,690)

WRITTEN OPTIONS — (0.0)%
CALL OPTIONS WRITTEN — (0.0)%

(5,116)	SPDR® S&P 500® ETF Trust	(208,569,088)	497.12	12/16/22	(2,579)
	(Premiums received $2,638,076)

PUT OPTIONS WRITTEN — (0.0)%

(5,116)	SPDR® S&P 500® ETF Trust	(208,569,088)	321.91	12/16/22	(35,156)
	(Premiums received $3,320,097)
	Total Written Options				(37,735)
	(Premiums received $5,958,173)
	Net Other Assets and Liabilities — (0.1)%				(181,256)
	Net Assets — 100.0%				$221,500,322

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$929,800	$929,800	$—	$—
Call Options Purchased	204,600,349	—	204,600,349	—
Put Options Purchased	16,189,164	—	16,189,164	—
Total	$221,719,313	$929,800	$220,789,513	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,579)	$—	$(2,579)	$—
Put Options Written	(35,156)	—	(35,156)	—
Total	$(37,735)	$—	$(37,735)	$—

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets (a) — 100.0%
1,004,530	FT Cboe Vest U.S. Equity Deep Buffer ETF - January (b)	$30,959,615
929,805	FT Cboe Vest U.S. Equity Deep Buffer ETF - June (b)	30,695,559
855,496	FT Cboe Vest U.S. Equity Deep Buffer ETF - July (b)	27,059,338
895,230	FT Cboe Vest U.S. Equity Deep Buffer ETF - October (b)	28,647,360
813,047	FT Cboe Vest U.S. Equity Deep Buffer ETF - November (b)	27,293,988
	Total Exchange-Traded Funds — 100.0%	144,655,860
	(Cost $142,951,604)
	Money Market Funds — 0.0%
46,261	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (c)	46,261
	(Cost $46,261)

	Total Investments — 100.0%	144,702,121
	(Cost $142,997,865)
	Net Other Assets and Liabilities — (0.0)%	(25,785)
	Net Assets — 100.0%	$144,676,336

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$144,655,860	$144,655,860	$—	$—
Money Market Funds	46,261	46,261	—	—
Total Investments	$144,702,121	$144,702,121	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Affiliated Transactions
Amounts related to investments in affiliated funds at November 30, 2022, and for the fiscal year-to-date period (September 1, 2022 to November 30, 2022) are as follows:

Security Name	Shares at 11/30/2022	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2022	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	1,004,530	$—	$35,763,291	$(5,214,894)	$367,433	$43,785	$30,959,615	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	—	27,695,088	30,220,945	(58,176,928)	561,439	(300,544)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	929,805	33,229,031	7,248,271	(10,337,706)	575,205	(19,242)	30,695,559	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - July	855,496	28,339,734	5,371,904	(7,201,675)	538,224	11,151	27,059,338	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	895,230	—	31,773,616	(3,226,549)	107,428	(7,135)	28,647,360	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	813,047	36,265,081	37,525,900	(46,769,219)	188,689	83,537	27,293,988	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - December	—	29,300,856	12,730,968	(42,142,596)	49,179	61,593	—	—
		$154,829,790	$160,634,895	$(173,069,567)	$2,387,597	$(126,855)	$144,655,860	$—

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets (a) — 100.0%
906,734	FT Cboe Vest U.S. Equity Buffer ETF - April (b)	$27,319,895
727,929	FT Cboe Vest U.S. Equity Buffer ETF - May (b)	26,656,760
868,361	FT Cboe Vest U.S. Equity Buffer ETF - August (b)	31,298,249
769,377	FT Cboe Vest U.S. Equity Buffer ETF - November (b)	28,390,011
1,325,689	FT Cboe Vest U.S. Equity Buffer ETF - December (b)	43,889,188
	Total Exchange-Traded Funds — 100.0%	157,554,103
	(Cost $152,940,169)
	Money Market Funds — 0.0%
47,217	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (c)	47,217
	(Cost $47,217)

	Total Investments — 100.0%	157,601,320
	(Cost $152,987,386)
	Net Other Assets and Liabilities — (0.0)%	(26,179)
	Net Assets — 100.0%	$157,575,141

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$157,554,103	$157,554,103	$—	$—
Money Market Funds	47,217	47,217	—	—
Total Investments	$157,601,320	$157,601,320	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Affiliated Transactions
Amounts related to investments in affiliated funds at November 30, 2022, and for the fiscal year-to-date period (September 1, 2022 to November 30, 2022) are as follows:

Security Name	Shares at 11/30/2022	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2022	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	—	$30,494,147	$37,261,692	$(67,974,586)	$868,884	$(650,137)	$—	$—
FT Cboe Vest U.S. Equity Buffer ETF - February	—	31,696,575	—	(31,049,068)	1,004,477	(1,651,984)	—	—
FT Cboe Vest U.S. Equity Buffer ETF - March	—	32,415,210	35,912,212	(68,423,558)	22,462	73,674	—	—
FT Cboe Vest U.S. Equity Buffer ETF - April	906,734	34,030,426	11,921,685	(19,180,861)	777,105	(228,460)	27,319,895	—
FT Cboe Vest U.S. Equity Buffer ETF - May	727,929	—	27,123,801	(648,657)	181,982	(366)	26,656,760	—
FT Cboe Vest U.S. Equity Buffer ETF - August	868,361	34,782,628	32,173,552	(35,025,306)	(138,158)	(494,467)	31,298,249	—
FT Cboe Vest U.S. Equity Buffer ETF - October	—	—	35,534,534	(35,526,482)	—	(8,052)	—	—
FT Cboe Vest U.S. Equity Buffer ETF - November	769,377	—	71,033,406	(44,953,732)	1,466,484	843,853	28,390,011	—
FT Cboe Vest U.S. Equity Buffer ETF - December	1,325,689	—	51,531,426	(9,845,363)	2,099,554	103,571	43,889,188	—
		$163,418,986	$302,492,308	$(312,627,613)	$6,282,790	$(2,012,368)	$157,554,103	$—

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Cboe Vest International Equity Buffer ETF - March (YMAR)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.8%
130,395	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$130,395
	(Cost $130,395)
	Total Investments — 0.8%	130,395
	(Cost $130,395)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.7%
CALL OPTIONS PURCHASED — 93.0%

2,290	iShares MSCI EAFE ETF	$15,370,480	$0.74	03/17/23	15,055,681
	(Cost $16,596,405)

PUT OPTIONS PURCHASED — 9.7%

2,290	iShares MSCI EAFE ETF	15,370,480	73.77	03/17/23	1,578,036
	(Cost $1,575,998)
	Total Purchased Options				16,633,717
	(Cost $18,172,403)

WRITTEN OPTIONS — (3.4)%
CALL OPTIONS WRITTEN — (0.0)%

(2,290)	iShares MSCI EAFE ETF	(15,370,480)	89.04	03/17/23	(2,718)
	(Premiums received $59,193)

PUT OPTIONS WRITTEN — (3.4)%

(2,290)	iShares MSCI EAFE ETF	(15,370,480)	66.39	03/17/23	(554,202)
	(Premiums received $665,042)
	Total Written Options				(556,920)
	(Premiums received $724,235)
	Net Other Assets and Liabilities — (0.1)%				(14,725)
	Net Assets — 100.0%				$16,192,467

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest International Equity Buffer ETF - March (YMAR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$130,395	$130,395	$—	$—
Call Options Purchased	15,055,681	—	15,055,681	—
Put Options Purchased	1,578,036	—	1,578,036	—
Total	$16,764,112	$130,395	$16,633,717	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,718)	$—	$(2,718)	$—
Put Options Written	(554,202)	—	(554,202)	—
Total	$(556,920)	$—	$(556,920)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - March (QMAR)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
331,937	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$331,937
	(Cost $331,937)
	Total Investments — 0.7%	331,937
	(Cost $331,937)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 108.0%
CALL OPTIONS PURCHASED — 90.6%

1,429	Invesco QQQ TrustSM, Series 1	$41,921,144	$3.52	03/17/23	41,318,420
	(Cost $48,159,213)

PUT OPTIONS PURCHASED — 17.4%

1,429	Invesco QQQ TrustSM, Series 1	41,921,144	351.50	03/17/23	7,916,416
	(Cost $5,954,793)
	Total Purchased Options				49,234,836
	(Cost $54,114,006)

WRITTEN OPTIONS — (8.6)%
CALL OPTIONS WRITTEN — (0.0)%

(1,429)	Invesco QQQ TrustSM, Series 1	(41,921,144)	412.13	03/17/23	(4,838)
	(Premiums received $984,661)

PUT OPTIONS WRITTEN — (8.6)%

(1,429)	Invesco QQQ TrustSM, Series 1	(41,921,144)	316.35	03/17/23	(3,930,193)
	(Premiums received $3,139,415)
	Total Written Options				(3,935,031)
	(Premiums received $4,124,076)
	Net Other Assets and Liabilities — (0.1)%				(30,758)
	Net Assets — 100.0%				$45,600,984

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest Nasdaq-100® Buffer ETF - March (QMAR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$331,937	$331,937	$—	$—
Call Options Purchased	41,318,420	—	41,318,420	—
Put Options Purchased	7,916,416	—	7,916,416	—
Total	$49,566,773	$331,937	$49,234,836	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,838)	$—	$(4,838)	$—
Put Options Written	(3,930,193)	—	(3,930,193)	—
Total	$(3,935,031)	$—	$(3,935,031)	$—

FT Cboe Vest International Equity Buffer ETF - June (YJUN)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.9%
551,002	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$551,002
	(Cost $551,002)
	Total Investments — 0.9%	551,002
	(Cost $551,002)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.1%
CALL OPTIONS PURCHASED — 98.7%

9,229	iShares MSCI EAFE ETF	$61,945,048	$0.61	06/16/23	59,814,132
	(Cost $55,174,728)

PUT OPTIONS PURCHASED — 3.4%

9,229	iShares MSCI EAFE ETF	61,945,048	61.48	06/16/23	2,041,016
	(Cost $4,104,633)
	Total Purchased Options				61,855,148
	(Cost $59,279,361)

WRITTEN OPTIONS — (2.9)%
CALL OPTIONS WRITTEN — (1.2)%

(9,229)	iShares MSCI EAFE ETF	(61,945,048)	76.36	06/16/23	(726,867)
	(Premiums received $477,572)

PUT OPTIONS WRITTEN — (1.7)%

(9,229)	iShares MSCI EAFE ETF	(61,945,048)	55.53	06/16/23	(1,069,126)
	(Premiums received $2,316,781)
	Total Written Options				(1,795,993)
	(Premiums received $2,794,353)
	Net Other Assets and Liabilities — (0.1)%				(36,544)
	Net Assets — 100.0%				$60,573,613

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest International Equity Buffer ETF - June (YJUN)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$551,002	$551,002	$—	$—
Call Options Purchased	59,814,132	—	59,814,132	—
Put Options Purchased	2,041,016	—	2,041,016	—
Total	$62,406,150	$551,002	$61,855,148	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(726,867)	$—	$(726,867)	$—
Put Options Written	(1,069,126)	—	(1,069,126)	—
Total	$(1,795,993)	$—	$(1,795,993)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - June (QJUN)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.8%
837,991	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$837,991
	(Cost $837,991)
	Total Investments — 0.8%	837,991
	(Cost $837,991)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.1%
CALL OPTIONS PURCHASED — 99.3%

3,554	Invesco QQQ TrustSM, Series 1	$104,260,144	$2.76	06/16/23	102,839,006
	(Cost $99,979,912)

PUT OPTIONS PURCHASED — 4.8%

3,554	Invesco QQQ TrustSM, Series 1	104,260,144	274.70	06/16/23	4,973,979
	(Cost $8,713,800)
	Total Purchased Options				107,812,985
	(Cost $108,693,712)

WRITTEN OPTIONS — (4.9)%
CALL OPTIONS WRITTEN — (2.2)%

(3,554)	Invesco QQQ TrustSM, Series 1	(104,260,144)	343.92	06/16/23	(2,304,537)
	(Premiums received $4,246,877)

PUT OPTIONS WRITTEN — (2.7)%

(3,554)	Invesco QQQ TrustSM, Series 1	(104,260,144)	247.23	06/16/23	(2,748,260)
	(Premiums received $5,510,892)
	Total Written Options				(5,052,797)
	(Premiums received $9,757,769)
	Net Other Assets and Liabilities — (0.0)%				(70,224)
	Net Assets — 100.0%				$103,527,955

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest Nasdaq-100® Buffer ETF - June (QJUN)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$837,991	$837,991	$—	$—
Call Options Purchased	102,839,006	—	102,839,006	—
Put Options Purchased	4,973,979	—	4,973,979	—
Total	$108,650,976	$837,991	$107,812,985	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,304,537)	$—	$(2,304,537)	$—
Put Options Written	(2,748,260)	—	(2,748,260)	—
Total	$(5,052,797)	$—	$(5,052,797)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.7%
1,131,984	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$1,131,984
	(Cost $1,131,984)
	Total Investments — 0.7%	1,131,984
	(Cost $1,131,984)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 119.9%
CALL OPTIONS PURCHASED — 117.0%

4,099	SPDR® S&P 500® ETF Trust	$167,108,032	$3.67	06/16/23	163,585,671
4,099	SPDR® S&P 500® ETF Trust	167,108,032	365.87	06/16/23	23,567,915
	Total Call Options Purchased				187,153,586
	(Cost $173,743,709)

PUT OPTIONS PURCHASED — 2.9%

4,099	SPDR® S&P 500® ETF Trust	167,108,032	365.87	06/16/23	4,639,756
	(Cost $10,254,091)
	Total Purchased Options				191,793,342
	(Cost $183,997,800)

WRITTEN OPTIONS — (20.5)%
CALL OPTIONS WRITTEN — (19.5)%

(8,198)	SPDR® S&P 500® ETF Trust	(334,216,064)	392.93	06/16/23	(31,189,767)
	(Premiums received $27,099,284)

PUT OPTIONS WRITTEN — (1.0)%

(4,099)	SPDR® S&P 500® ETF Trust	(167,108,032)	310.98	06/16/23	(1,667,331)
	(Premiums received $4,802,777)
	Total Written Options				(32,857,098)
	(Premiums received $31,902,061)
	Net Other Assets and Liabilities — (0.1)%				(102,952)
	Net Assets — 100.0%				$159,965,276

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,131,984	$1,131,984	$—	$—
Call Options Purchased	187,153,586	—	187,153,586	—
Put Options Purchased	4,639,756	—	4,639,756	—
Total	$192,925,326	$1,131,984	$191,793,342	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(31,189,767)	$—	$(31,189,767)	$—
Put Options Written	(1,667,331)	—	(1,667,331)	—
Total	$(32,857,098)	$—	$(32,857,098)	$—

FT Cboe Vest International Equity Buffer ETF - September (YSEP)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.1%
286,647	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$286,647
69	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (a)	69
	Total Money Market Funds — 1.1%	286,716
	(Cost $286,716)
	Total Investments — 1.1%	286,716
	(Cost $286,716)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.4%
CALL OPTIONS PURCHASED — 100.5%

3,900	iShares MSCI EAFE ETF	$26,176,800	$0.60	09/15/23	25,301,430
	(Cost $22,022,840)

PUT OPTIONS PURCHASED — 3.9%

3,900	iShares MSCI EAFE ETF	26,176,800	60.40	09/15/23	988,815
	(Cost $2,137,806)
	Total Purchased Options				26,290,245
	(Cost $24,160,646)

WRITTEN OPTIONS — (5.4)%
CALL OPTIONS WRITTEN — (3.2)%

(3,900)	iShares MSCI EAFE ETF	(26,176,800)	75.50	09/15/23	(798,226)
	(Premiums received $161,416)

PUT OPTIONS WRITTEN — (2.2)%

(3,900)	iShares MSCI EAFE ETF	(26,176,800)	54.36	09/15/23	(570,763)
	(Premiums received $1,289,341)
	Total Written Options				(1,368,989)
	(Premiums received $1,450,757)
	Net Other Assets and Liabilities — (0.1)%				(15,950)
	Net Assets — 100.0%				$25,192,022

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest International Equity Buffer ETF - September (YSEP)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$286,716	$286,716	$—	$—
Call Options Purchased	25,301,430	—	25,301,430	—
Put Options Purchased	988,815	—	988,815	—
Total	$26,576,961	$286,716	$26,290,245	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(798,226)	$—	$(798,226)	$—
Put Options Written	(570,763)	—	(570,763)	—
Total	$(1,368,989)	$—	$(1,368,989)	$—

FT Cboe Vest Nasdaq-100® Buffer ETF - September (QSPT)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 1.0%
686,109	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$686,109
	(Cost $686,109)
	Total Investments — 1.0%	686,109
	(Cost $686,109)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.6%
CALL OPTIONS PURCHASED — 98.0%

2,236	Invesco QQQ TrustSM, Series 1	$65,595,296	$2.89	09/15/23	64,563,697
	(Cost $62,636,718)

PUT OPTIONS PURCHASED — 7.6%

2,236	Invesco QQQ TrustSM, Series 1	65,595,296	289.32	09/15/23	5,006,256
	(Cost $6,363,735)
	Total Purchased Options				69,569,953
	(Cost $69,000,453)

WRITTEN OPTIONS — (6.6)%
CALL OPTIONS WRITTEN — (2.0)%

(2,236)	Invesco QQQ TrustSM, Series 1	(65,595,296)	368.22	09/15/23	(1,346,734)
	(Premiums received $1,521,243)

PUT OPTIONS WRITTEN — (4.6)%

(2,236)	Invesco QQQ TrustSM, Series 1	(65,595,296)	260.39	09/15/23	(3,019,907)
	(Premiums received $3,986,932)
	Total Written Options				(4,366,641)
	(Premiums received $5,508,175)
	Net Other Assets and Liabilities — (0.0)%				(34,614)
	Net Assets — 100.0%				$65,854,807

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest Nasdaq-100® Buffer ETF - September (QSPT)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$686,109	$686,109	$—	$—
Call Options Purchased	64,563,697	—	64,563,697	—
Put Options Purchased	5,006,256	—	5,006,256	—
Total	$70,256,062	$686,109	$69,569,953	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,346,734)	$—	$(1,346,734)	$—
Put Options Written	(3,019,907)	—	(3,019,907)	—
Total	$(4,366,641)	$—	$(4,366,641)	$—

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)

Portfolio of Investments
November 30, 2022 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 120.5%
CALL OPTIONS PURCHASED — 115.9%

4,580	SPDR® S&P 500® ETF Trust	$186,717,440	$3.77	09/15/23	$182,087,060
4,580	SPDR® S&P 500® ETF Trust	186,717,440	377.39	09/15/23	25,927,380
	Total Call Options Purchased				208,014,440
	(Cost $186,241,312)

PUT OPTIONS PURCHASED — 4.6%

4,580	SPDR® S&P 500® ETF Trust	186,717,440	377.39	09/15/23	8,280,640
	(Cost $14,368,856)
	Total Purchased Options				216,295,080
	(Cost $200,610,168)

WRITTEN OPTIONS — (21.4)%
CALL OPTIONS WRITTEN — (19.4)%

(9,160)	SPDR® S&P 500® ETF Trust	(373,434,880)	405.51	09/15/23	(34,927,080)
	(Premiums received $23,548,469)

PUT OPTIONS WRITTEN — (2.0)%

(4,580)	SPDR® S&P 500® ETF Trust	(186,717,440)	320.78	09/15/23	(3,531,180)
	(Premiums received $6,680,071)
	Total Written Options				(38,458,260)
	(Premiums received $30,228,540)
	Net Other Assets and Liabilities — 0.9%				1,654,028
	Net Assets — 100.0%				$179,490,848

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$208,014,440	$—	$208,014,440	$—
Put Options Purchased	8,280,640	—	8,280,640	—
Total	$216,295,080	$—	$216,295,080	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(34,927,080)	$—	$(34,927,080)	$—
Put Options Written	(3,531,180)	—	(3,531,180)	—
Total	$(38,458,260)	$—	$(38,458,260)	$—

FT Cboe Vest International Equity Buffer ETF - December (YDEC)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
77,429	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$77,429
	(Cost $77,429)
	Total Investments — 0.5%	77,429
	(Cost $77,429)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 103.1%
CALL OPTIONS PURCHASED — 89.4%

1,917	iShares MSCI EAFE ETF	$12,866,904	$0.77	12/16/22	12,593,820
	(Cost $13,804,137)

PUT OPTIONS PURCHASED — 13.7%

1,917	iShares MSCI EAFE ETF	12,866,904	76.65	12/16/22	1,920,586
	(Cost $1,620,715)
	Total Purchased Options				14,514,406
	(Cost $15,424,852)

WRITTEN OPTIONS — (3.5)%
CALL OPTIONS WRITTEN — (0.0)%

(1,917)	iShares MSCI EAFE ETF	(12,866,904)	84.89	12/16/22	(0)
	(Premiums received $150,231)

PUT OPTIONS WRITTEN — (3.5)%

(1,917)	iShares MSCI EAFE ETF	(12,866,904)	68.99	12/16/22	(495,514)
	(Premiums received $701,321)
	Total Written Options				(495,514)
	(Premiums received $851,552)
	Net Other Assets and Liabilities — (0.1)%				(8,742)
	Net Assets — 100.0%				$14,087,579

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest International Equity Buffer ETF - December (YDEC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$77,429	$77,429	$—	$—
Call Options Purchased	12,593,820	—	12,593,820	—
Put Options Purchased	1,920,586	—	1,920,586	—
Total	$14,591,835	$77,429	$14,514,406	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$— *	$—	$— *	$—
Put Options Written	(495,514)	—	(495,514)	—
Total	$(495,514)	$—	$(495,514)	$—

* Investment is valued at $(0).

FT Cboe Vest Nasdaq-100® Buffer ETF - December (QDEC)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.5%
363,634	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$363,634
	(Cost $363,634)
	Total Investments — 0.5%	363,634
	(Cost $363,634)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 115.5%
CALL OPTIONS PURCHASED — 87.9%

2,066	Invesco QQQ TrustSM, Series 1	$60,608,176	$3.85	12/16/22	59,785,268
	(Cost $78,513,986)

PUT OPTIONS PURCHASED — 27.6%

2,066	Invesco QQQ TrustSM, Series 1	60,608,176	384.91	12/16/22	18,769,488
	(Cost $7,905,205)
	Total Purchased Options				78,554,756
	(Cost $86,419,191)

WRITTEN OPTIONS — (15.9)%
CALL OPTIONS WRITTEN — (0.0)%

(2,066)	Invesco QQQ TrustSM, Series 1	(60,608,176)	446.07	12/16/22	(0)
	(Premiums received $2,608,879)

PUT OPTIONS WRITTEN — (15.9)%

(2,066)	Invesco QQQ TrustSM, Series 1	(60,608,176)	346.42	12/16/22	(10,835,270)
	(Premiums received $4,895,942)
	Total Written Options				(10,835,270)
	(Premiums received $7,504,821)
	Net Other Assets and Liabilities — (0.1)%				(47,698)
	Net Assets — 100.0%				$68,035,422

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest Nasdaq-100® Buffer ETF - December (QDEC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$363,634	$363,634	$—	$—
Call Options Purchased	59,785,268	—	59,785,268	—
Put Options Purchased	18,769,488	—	18,769,488	—
Total	$78,918,390	$363,634	$78,554,756	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$— *	$—	$— *	$—
Put Options Written	(10,835,270)	—	(10,835,270)	—
Total	$(10,835,270)	$—	$(10,835,270)	$—

* Investment is valued at $(0).

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 0.4%
446,569	Dreyfus Government Cash Management Fund, Institutional Shares - 3.61% (a)	$446,569
	(Cost $446,569)
	Total Investments — 0.4%	446,569
	(Cost $446,569)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.3%
CALL OPTIONS PURCHASED — 88.3%

2,425	SPDR® S&P 500® ETF Trust	$98,862,400	$4.61	12/16/22	96,976,366
2,425	SPDR® S&P 500® ETF Trust	98,862,400	459.88	12/16/22	4,240
	Total Call Options Purchased				96,980,606
	(Cost $103,824,950)

PUT OPTIONS PURCHASED — 12.0%

2,425	SPDR® S&P 500® ETF Trust	98,862,400	459.88	12/16/22	13,189,308
	(Cost $12,480,102)
	Total Purchased Options				110,169,914
	(Cost $116,305,052)

WRITTEN OPTIONS — (0.6)%
CALL OPTIONS WRITTEN — (0.0)%

(4,850)	SPDR® S&P 500® ETF Trust	(197,724,800)	479.60	12/16/22	(3,308)
	(Premiums received $4,052,404)

PUT OPTIONS WRITTEN — (0.6)%

(2,425)	SPDR® S&P 500® ETF Trust	(98,862,400)	390.89	12/16/22	(675,846)
	(Premiums received $3,495,591)
	Total Written Options				(679,154)
	(Premiums received $7,547,995)
	Net Other Assets and Liabilities — (0.1)%				(53,875)
	Net Assets — 100.0%				$109,883,454

(a)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$446,569	$446,569	$—	$—
Call Options Purchased	96,980,606	—	96,980,606	—
Put Options Purchased	13,189,308	—	13,189,308	—
Total	$110,616,483	$446,569	$110,169,914	$—

LIABILITIES TABLE

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,308)	$—	$(3,308)	$—
Put Options Written	(675,846)	—	(675,846)	—
Total	$(679,154)	$—	$(679,154)	$—

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets (a) — 100.0%
1,891,535	FT Cboe Vest U.S. Equity Buffer ETF - January (b)	$62,969,200
1,735,367	FT Cboe Vest U.S. Equity Buffer ETF - February (b)	63,063,237
1,962,762	FT Cboe Vest U.S. Equity Buffer ETF - March (b)	63,062,169
2,094,750	FT Cboe Vest U.S. Equity Buffer ETF - April (b)	63,114,818
1,723,901	FT Cboe Vest U.S. Equity Buffer ETF - May (b)	63,129,255
1,691,763	FT Cboe Vest U.S. Equity Buffer ETF - June (b)	63,238,101
1,774,970	FT Cboe Vest U.S. Equity Buffer ETF - July (b)	63,139,233
1,754,086	FT Cboe Vest U.S. Equity Buffer ETF - August (b)	63,222,346
1,821,441	FT Cboe Vest U.S. Equity Buffer ETF - September (b)	63,131,145
1,845,173	FT Cboe Vest U.S. Equity Buffer ETF - October (b)	63,215,627
1,717,748	FT Cboe Vest U.S. Equity Buffer ETF - November (b)	63,384,901
1,915,328	FT Cboe Vest U.S. Equity Buffer ETF - December (b)	63,410,189
	Total Exchange-Traded Funds — 100.0%	758,080,221
	(Cost $766,229,650)

	Money Market Funds — 0.0%
147,681	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (c)	147,681
	(Cost $147,681)

	Total Investments — 100.0%	758,227,902
	(Cost $766,377,331)
	Net Other Assets and Liabilities — (0.0)%	(120,165)
	Net Assets — 100.0%	$758,107,737

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$758,080,221	$758,080,221	$—	$—
Money Market Funds	147,681	147,681	—	—
Total Investments	$758,227,902	$758,227,902	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Affiliated Transactions
Amounts related to investments in affiliated funds at November 30, 2022, and for the fiscal year-to-date period (September 1, 2022 to November 30, 2022) are as follows:
Security Name	Shares at 11/30/2022	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2022	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	1,891,535	$60,682,608	$4,615,984	$(4,093,795)	$1,788,531	$(24,128)	$62,969,200	$—
FT Cboe Vest U.S. Equity Buffer ETF - February	1,735,367	60,429,555	5,025,154	(4,035,677)	1,662,449	(18,244)	63,063,237	—
FT Cboe Vest U.S. Equity Buffer ETF - March	1,962,762	60,488,044	4,858,244	(4,033,258)	1,769,567	(20,428)	63,062,169	—
FT Cboe Vest U.S. Equity Buffer ETF - April	2,094,750	60,316,852	5,160,047	(4,014,075)	1,700,168	(48,174)	63,114,818	—
FT Cboe Vest U.S. Equity Buffer ETF - May	1,723,901	60,582,440	4,883,297	(4,016,633)	1,689,903	(9,752)	63,129,255	—
FT Cboe Vest U.S. Equity Buffer ETF - June	1,691,763	60,628,669	4,796,157	(4,032,743)	1,834,095	11,923	63,238,101	—
FT Cboe Vest U.S. Equity Buffer ETF - July	1,774,970	60,622,142	4,931,287	(4,014,412)	1,626,399	(26,183)	63,139,233	—
FT Cboe Vest U.S. Equity Buffer ETF - August	1,754,086	60,335,052	5,351,949	(3,992,027)	1,578,147	(50,775)	63,222,346	—
FT Cboe Vest U.S. Equity Buffer ETF - September	1,821,441	61,411,730	4,674,190	(5,184,215)	2,310,893	(81,453)	63,131,145	—
FT Cboe Vest U.S. Equity Buffer ETF - October	1,845,173	61,195,449	4,657,694	(5,137,700)	2,588,780	(88,596)	63,215,627	—
FT Cboe Vest U.S. Equity Buffer ETF - November	1,717,748	60,870,709	4,594,780	(4,385,383)	2,374,066	(69,271)	63,384,901	—
FT Cboe Vest U.S. Equity Buffer ETF - December	1,915,328	60,870,020	4,613,563	(4,675,580)	2,687,287	(85,101)	63,410,189	—
		$728,433,270	$58,162,346	$(51,615,498)	$23,610,285	$(510,182)	$758,080,221	$—

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets (a) — 100.0%
1,491,917	FT Cboe Vest U.S. Equity Deep Buffer ETF - January (b)	$45,980,882
1,349,821	FT Cboe Vest U.S. Equity Deep Buffer ETF - February (b)	46,028,896
1,501,100	FT Cboe Vest U.S. Equity Deep Buffer ETF - March (b)	45,978,693
1,527,867	FT Cboe Vest U.S. Equity Deep Buffer ETF - April (b)	46,080,469
1,435,248	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (b)	46,179,391
1,398,023	FT Cboe Vest U.S. Equity Deep Buffer ETF - June (b)	46,152,794
1,455,743	FT Cboe Vest U.S. Equity Deep Buffer ETF - July (b)	46,045,151
1,441,286	FT Cboe Vest U.S. Equity Deep Buffer ETF - August (b)	46,236,455
1,471,659	FT Cboe Vest U.S. Equity Deep Buffer ETF - September (b)	46,151,226
1,440,638	FT Cboe Vest U.S. Equity Deep Buffer ETF - October (b)	46,100,416
1,375,768	FT Cboe Vest U.S. Equity Deep Buffer ETF - November (b)	46,184,532
1,501,624	FT Cboe Vest U.S. Equity Deep Buffer ETF - December (b)	45,814,548
	Total Exchange-Traded Funds — 100.0%	552,933,453
	(Cost $567,993,299)

	Money Market Funds — 0.0%
89,934	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (c)	89,934
	(Cost $89,934)

	Total Investments — 100.0%	553,023,387
	(Cost $568,083,233)
	Net Other Assets and Liabilities — (0.0)%	(88,435)
	Net Assets — 100.0%	$552,934,952

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2022.

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$552,933,453	$552,933,453	$—	$—
Money Market Funds	89,934	89,934	—	—
Total Investments	$553,023,387	$553,023,387	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Affiliated Transactions
Amounts related to investments in affiliated funds at November 30, 2022, and for the fiscal year-to-date period (September 1, 2022 to November 30, 2022) are as follows:
Security Name	Shares at 11/30/2022	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2022	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	1,491,917	$44,934,921	$4,825,246	$(3,793,565)	$15,972	$(1,692)	$45,980,882	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	1,349,821	44,918,776	4,659,018	(3,787,728)	240,363	(1,533)	46,028,896	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	1,501,100	44,895,378	4,569,210	(3,791,937)	304,222	1,820	45,978,693	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - April	1,527,867	44,818,949	4,559,287	(3,774,196)	475,103	1,326	46,080,469	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	1,435,248	45,068,957	4,059,835	(3,779,281)	838,556	(8,676)	46,179,391	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	1,398,023	45,182,625	4,074,019	(3,938,855)	848,645	(13,640)	46,152,794	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - July	1,455,743	45,013,332	4,051,574	(3,815,594)	812,203	(16,364)	46,045,151	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - August	1,441,286	44,842,801	4,352,310	(3,754,175)	836,714	(41,195)	46,236,455	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - September	1,471,659	45,397,249	4,116,622	(4,668,789)	1,374,201	(68,057)	46,151,226	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	1,440,638	45,259,383	4,151,717	(5,365,696)	2,083,549	(28,537)	46,100,416	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	1,375,768	45,526,388	4,157,967	(4,505,700)	1,011,545	(5,668)	46,184,532	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - December	1,501,624	45,215,808	4,321,818	(3,862,766)	122,945	16,743	45,814,548	—
		$541,074,567	$51,898,623	$(48,838,282)	$8,964,018	$(165,473)	$552,933,453	$—

FT Cboe Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets (a) — 100.0%
197,344	FT Cboe Vest Nasdaq-100® Buffer ETF - March (b)	$3,997,400
211,856	FT Cboe Vest Nasdaq-100® Buffer ETF - June (b)	3,978,656
226,548	FT Cboe Vest Nasdaq-100® Buffer ETF - September (b)	4,024,875
201,716	FT Cboe Vest Nasdaq-100® Buffer ETF - December (b)	3,966,261
	Total Exchange-Traded Funds — 100.0%	15,967,192
	(Cost $16,052,167)

	Money Market Funds — 0.0%
2,700	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (c)	2,700
	(Cost $2,700)

	Total Investments — 100.0%	15,969,892
	(Cost $16,054,867)
	Net Other Assets and Liabilities — (0.0)%	(2,402)
	Net Assets — 100.0%	$15,967,490

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2022.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$15,967,192	$15,967,192	$—	$—
Money Market Funds	2,700	2,700	—	—
Total Investments	$15,969,892	$15,969,892	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2022 and for the fiscal-to-date period (September 1, 2022 to November 30, 2022) are as follows:
Security Name	Shares at 11/30/2022	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2022	Dividend Income
FT Cboe Vest Nasdaq-100® Buffer ETF - March	197,344	$2,664,074	$1,269,397	$(314)	$64,267	$(24)	$3,997,400	$—
FT Cboe Vest Nasdaq-100® Buffer ETF - June	211,856	2,648,451	1,275,880	—	54,325	—	3,978,656	—
FT Cboe Vest Nasdaq-100® Buffer ETF - September	226,548	2,709,359	1,304,190	—	11,326	—	4,024,875	—
FT Cboe Vest Nasdaq-100® Buffer ETF - December	201,716	2,702,076	1,259,396	(22,768)	29,440	(1,883)	3,966,261	—
		$10,723,960	$5,108,863	$(23,082)	$159,358	$(1,907)	$15,967,192	$—

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Income Opportunities ETF (FCEF)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 90.9%
	Capital Markets — 90.9%
14,844	abrdn Global Infrastructure Income Fund	$271,645
19,908	Adams Natural Resources Fund, Inc.	451,513
14,306	Angel Oak Financial Strategies Income Term Trust	186,121
17,939	Apollo Tactical Income Fund, Inc.	222,444
66,874	Ares Dynamic Credit Allocation Fund, Inc.	820,544
10,231	Barings Global Short Duration High Yield Fund	139,346
12,213	BlackRock Health Sciences Trust II	199,072
13,122	BlackRock Multi-Sector Income Trust	195,518
13,571	BlackRock Resources & Commodities Strategy Trust	137,746
18,440	BlackRock Science & Technology Trust	596,350
2,880	BlackRock Utilities Infrastructure & Power Opportunities Trust	63,878
53,090	Blackstone Strategic Credit Fund	585,052
14,529	Central Securities Corp.	519,557
24,156	Cohen & Steers Infrastructure Fund, Inc.	603,900
48,324	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,118,217
27,217	DoubleLine Income Solutions Fund	323,882
9,434	Eaton Vance Enhanced Equity Income Fund	159,057
37,073	Eaton Vance Short Duration Diversified Income Fund	400,759
38,052	Eaton Vance Tax-Advantaged Dividend Income Fund	943,309
68,757	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,109,738
37,858	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	838,555
39,501	Gabelli Dividend & Income Trust (The)	866,257
15,475	General American Investors Co., Inc.	593,930
37,757	John Hancock Tax-Advantaged Dividend Income Fund	892,575
11,210	Lazard Global Total Return and Income Fund, Inc.	173,531
32,846	Macquarie Global Infrastructure Total Return Fund, Inc.	796,515
37,858	MainStay CBRE Global Infrastructure Megatrends Fund	544,398
124,665	Nuveen Credit Strategies Income Fund	666,958
50,082	Nuveen Floating Rate Income Fund	425,697
74,352	Nuveen Preferred & Income Opportunities Fund	567,306
30,614	Nuveen Real Asset Income and Growth Fund	374,103

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
24,686	Nuveen Variable Rate Preferred & Income Fund	$435,214
57,381	PGIM Global High Yield Fund, Inc.	650,127
25,440	PIMCO Dynamic Income Fund	504,984
42,089	PIMCO Dynamic Income Opportunities Fund	621,655
16,485	PIMCO Energy & Tactical Credit Opportunities Fund	260,298
28,943	Principal Real Estate Income Fund	329,950
8,994	Reaves Utility Income Fund	268,381
14,413	Royce Micro-Cap Trust, Inc.	134,906
34,649	Royce Value Trust, Inc.	516,270
22,015	Source Capital, Inc.	824,010
48,893	Tekla Healthcare Investors	937,768
46,019	Tekla Healthcare Opportunities Fund	962,717
17,060	Tekla Life Sciences Investors	257,265
27,794	Tri-Continental Corp.	780,178
11,831	Virtus Equity & Convertible Income Fund	258,744
45,776	Western Asset High Income Opportunity Fund, Inc.	185,851
31,818	Western Asset Inflation-Linked Opportunities & Income Fund	303,544
	Total Closed-End Funds — 90.9%	24,019,335
	(Cost $27,309,740)

	Exchange-Traded Funds — 2.1%
	Capital Markets — 2.1%
1,973	Financial Select Sector SPDR Fund	71,640
2,428	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	121,813
6,827	ProShares Short 20+ Year Treasury (a)	151,354
13,999	ProShares Short S&P500 (a)	211,385
	Total Exchange-Traded Funds — 2.1%	556,192
	(Cost $577,295)

	Money Market Funds — 6.6%
1,737,001	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (b)	1,737,001
	(Cost $1,737,001)

	Total Investments — 99.6%	26,312,528
	(Cost $29,624,036)
	Net Other Assets and Liabilities — 0.4%	113,328
	Net Assets — 100.0%	$26,425,856

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2022.

First Trust Income Opportunities ETF (FCEF)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$24,019,335	$24,019,335	$—	$—
Exchange-Traded Funds*	556,192	556,192	—	—
Money Market Funds	1,737,001	1,737,001	—	—
Total Investments	$26,312,528	$26,312,528	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX)

Portfolio of Investments
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 91.1%
	Alabama — 4.0%
$250,000	Black Belt Energy Gas Dist (Mandatory put 12/01/26)	4.00%	10/01/52	$247,584
250,000	Southeast Energy Auth A Cooperative Dist, Ser B (Mandatory put 12/01/31)	4.00%	12/01/51	240,664
				488,248
	Arizona — 2.1%
250,000	Industrial Dev Auth of The Cnty of Pima (The), Ser A (a)	6.25%	11/15/35	257,265
	Arkansas — 0.8%
100,000	AR Dev Fin Auth, AMT (a)	5.45%	09/01/52	99,408
	California — 11.0%
250,000	CA Muni Fin Auth, Ser A	5.00%	10/01/44	257,263
300,000	City of Long Beach CA Arpt System Rev, Ser A, AGM	5.00%	06/01/37	333,719
250,000	Elk Grove Fin Auth	4.00%	09/01/50	214,538
300,000	San Francisco City & Cnty Pub Util Commn Pwr Rev, Ser B	4.00%	11/01/42	301,138
245,000	Tobacco Securitization Auth of Southern CA	5.00%	06/01/35	258,025
				1,364,683
	Colorado — 1.6%
200,000	City & Cnty of Denver CO, AMT	5.00%	10/01/32	198,565
	Florida — 12.8%
250,000	Black Creek Cmnty Dev Dist	5.13%	06/15/32	248,877
265,000	Cnty of Miami-Dade FL Aviation Rev, Ser B, AMT	5.00%	10/01/40	270,330
250,000	North Sumter Cnty Util Dependent Dist, AGM	4.00%	10/01/41	243,134
365,000	Palm Beach Cnty Hlth Facs Auth, Ser A	5.00%	11/01/41	372,058
250,000	Ridge At Apopka Cmnty Dev Dist	5.38%	05/01/42	243,154
250,000	Sawyers Landing Cmnty Dev Dist	4.25%	05/01/53	200,039
				1,577,592
	Georgia — 2.0%
250,000	Main Street Natural Gas, Inc., Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	242,926
	Guam — 2.1%
250,000	Territory of Guam, Ser F	5.00%	01/01/28	259,714
	Illinois — 6.5%
300,000	Chicago Brd of Edu, Ser B	5.00%	12/01/30	301,802
250,000	IL Fin Auth, Ser A	5.00%	10/01/34	267,169
250,000	St of IL, Ser B	4.00%	12/01/37	231,520
				800,491
	Iowa — 2.0%
250,000	IA Fin Auth (Mandatory put 12/01/42)	5.00%	12/01/50	241,717
	Kansas — 4.0%
250,000	Wyandotte Cnty-Kansas City Unif Govt (a)	5.75%	09/01/39	236,367
250,000	Wyandotte Cnty-Kansas City Unif Govt Util Sys Rev, Ser A	5.00%	09/01/40	257,365
				493,732
	Kentucky — 2.4%
300,000	KY Public Energy Auth, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	297,925
	Missouri — 2.0%
250,000	Hlth & Eductnl Facs Auth of The St of MO	5.00%	02/01/42	243,666

First Trust Flexible Municipal High Income ETF (MFLX)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	New York — 2.2%
$250,000	NY St Dorm Auth	5.00%	05/01/38	$265,204
	North Carolina — 1.6%
250,000	NC Med Care Commn	4.00%	03/01/41	197,575
	Ohio — 13.1%
250,000	Buckeye Tobacco Stlmt Fing Auth, Ser B-2	5.00%	06/01/55	229,407
300,000	Cnty of Montgomery OH	4.00%	08/01/41	290,292
100,000	Cnty of Washington OH	6.63%	12/01/42	99,406
250,000	OH Air Quality Dev Auth, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	240,829
250,000	OH Air Quality Dev Auth, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	249,010
250,000	OH Air Quality Dev Auth, AMT (a)	5.00%	07/01/49	231,322
250,000	OH Higher Eductnl Fac Commn	5.00%	02/01/35	270,007
				1,610,273
	Oregon — 6.4%
250,000	Clackamas Cnty Hosp Facs Auth, Ser A	5.38%	11/15/55	223,089
300,000	OR St Facs Auth, Ser A	5.00%	06/01/52	310,891
250,000	Union Cnty Hosp Facs Auth	5.00%	07/01/41	252,596
				786,576
	Puerto Rico — 3.6%
250,000	Commonwealth of Puerto Rico, Ser A1	4.00%	07/01/35	213,203
250,000	Puerto Rico Sales Tax Fing Corp. Sales Tax Rev, Ser A-1	4.55%	07/01/40	232,833
				446,036
	South Carolina — 1.8%
250,000	SC Jobs-Econ Dev Auth	4.00%	11/15/32	220,314
	Tennessee — 0.8%
100,000	TN Energy Acquisition Corp. (Mandatory put 11/01/31)	5.00%	05/01/52	103,149
	Texas — 4.0%
250,000	City of Austin TX Arpt Sys Rev, AMT	5.00%	11/15/41	261,515
250,000	North Parkway Muni Mgmt Dis No 1 (a)	5.00%	09/15/51	228,622
				490,137
	Vermont — 2.0%
300,000	VT Econ Dev Auth	4.00%	05/01/37	243,141
	Virginia — 2.3%
250,000	Fairfax Cnty Econ Dev Auth	5.00%	10/01/39	278,616
	Total Municipal Bonds			11,206,953
	(Cost $11,516,409)

Shares	Description	Value

CLOSED-END FUNDS — 4.4%

	Capital Markets — 4.4%
2,995	BlackRock Municipal Income Fund, Inc.	34,892
3,183	BlackRock Municipal Income Quality Trust	37,941
2,770	BlackRock MuniHoldings Fund, Inc.	33,794
2,925	BlackRock MuniYield Quality Fund II, Inc.	31,064
3,032	BlackRock MuniYield Quality Fund III, Inc.	33,807
3,479	Eaton Vance Municipal Bond Fund	35,903

First Trust Flexible Municipal High Income ETF (MFLX)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
3,374	Eaton Vance Municipal Income Trust	$34,584
3,398	Invesco Municipal Trust	33,674
3,428	Invesco Quality Municipal Income Trust	34,177
3,576	Invesco Trust for Investment Grade Municipals	36,654
2,587	Nuveen AMT-Free Municipal Credit Income Fund	32,803
2,921	Nuveen AMT-Free Quality Municipal Income Fund	33,942
2,745	Nuveen Municipal Credit Income Fund	33,901
3,548	Nuveen Municipal Value Fund, Inc.	31,080
2,860	Nuveen Quality Municipal Income Fund	33,920
2,228	Nuveen Select Tax-Free Income Portfolio	30,323
	Total Closed-End Funds	542,459
	(Cost $675,246)

	Total Investments — 95.5%	11,749,412
	(Cost $12,191,655)
	Net Other Assets and Liabilities — 4.5%	549,464
	Net Assets — 100.0%	$12,298,876

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2022, securities noted as such amounted to $1,052,984 or 8.6% of net assets.

AGM	-	Assured Guaranty Municipal Corp
AMT	-	Alternative Minimum Tax

First Trust Flexible Municipal High Income ETF (MFLX)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$11,206,953	$—	$11,206,953	$—
Closed-End Funds**	542,459	542,459	—	—
Total Investments	$11,749,412	$542,459	$11,206,953	$—

*	See Portfolio of Investments for state breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
328,655	First Trust Enhanced Short Maturity ETF (a)	$19,515,534
1,642,471	First Trust Low Duration Opportunities ETF (a)	77,721,728
507,791	First Trust Tactical High Yield ETF (a)	20,205,004
1,019,991	First Trust TCW Unconstrained Plus Bond ETF (a)	24,704,182
820,114	iShares 0-5 Year Investment Grade Corporate Bond ETF	39,398,276
179,771	iShares 1-3 Year Treasury Bond ETF, Class 3	14,636,955
	Total Exchange-Traded Funds — 100.0%	196,181,679
	(Cost $209,758,350)

	Money Market Funds — 0.0%
57,694	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (b)	57,694
	(Cost $57,694)

	Total Investments — 100.0%	196,239,373
	(Cost $209,816,044)
	Net Other Assets and Liabilities — 0.0%	20,565
	Net Assets — 100.0%	$196,259,938

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of November 30, 2022.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$196,181,679	$196,181,679	$—	$—
Money Market Funds	57,694	57,694	—	—
Total Investments	$196,239,373	$196,239,373	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Affiliated Transactions
Amounts related to these investments in affiliated funds at November 30, 2022 and for the fiscal year-to-date period (September 1, 2022 to November 30, 2022) are as follows:

Security Name	Shares at 11/30/2022	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 05/31/2022	Dividend Income
First Trust Enhanced Short Maturity ETF	328,655	$26,154,896	$393,124	$(7,013,348)	$1,993	$(21,131)	$19,515,534	$52,256
First Trust Low Duration Opportunities ETF	1,642,471	83,828,430	1,482,017	(5,865,008)	(1,492,699)	(231,012)	77,721,728	—
First Trust Tactical High Yield ETF	507,791	32,671,917	430,724	(11,919,641)	1,321,572	(2,299,568)	20,205,004	—
First Trust TCW Unconstrained Plus Bond ETF	1,019,991	26,306,800	753,315	(1,837,805)	(428,711)	(89,417)	24,704,182	—
		$168,962,043	$3,059,180	$(26,635,802)	$(597,845)	$(2,641,128)	$142,146,448	$52,256

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 2.4%
163	General Dynamics Corp.	$41,140
72	HEICO Corp.	11,686
32	Lockheed Martin Corp.	15,526
28	Northrop Grumman Corp.	14,932
131	Raytheon Technologies Corp.	12,932
343	Textron, Inc.	24,484
		120,700

	Air Freight & Logistics — 2.1%
266	C.H. Robinson Worldwide, Inc.	26,659
215	Expeditors International of Washington, Inc.	24,953
56	FedEx Corp.	10,204
223	United Parcel Service, Inc., Class B	42,310
		104,126

	Auto Components — 0.3%
310	BorgWarner, Inc.	13,178

	Banks — 1.3%
103	Comerica, Inc.	7,389
68	M&T Bank Corp.	11,562
573	Regions Financial Corp.	13,299
513	Wells Fargo & Co.	24,598
151	Zions Bancorp N.A.	7,825
		64,673

	Biotechnology — 3.3%
278	AbbVie, Inc.	44,808
68	Amgen, Inc.	19,475
12	Biogen, Inc. (a)	3,662
454	Gilead Sciences, Inc.	39,875
36	Moderna, Inc. (a)	6,333
28	Neurocrine Biosciences, Inc. (a)	3,558
20	Regeneron Pharmaceuticals, Inc. (a)	15,034
99	Vertex Pharmaceuticals, Inc. (a)	31,323
		164,068

	Building Products — 1.5%
417	A.O. Smith Corp.	25,329
80	Carlisle Cos., Inc.	21,049
64	Carrier Global Corp.	2,836
131	Fortune Brands Home & Security, Inc.	8,560
48	Johnson Controls International PLC	3,189
266	Masco Corp.	13,507
		74,470

	Capital Markets — 1.7%
64	Ameriprise Financial, Inc.	21,245
239	Bank of New York Mellon (The) Corp.	10,970
8	FactSet Research Systems, Inc.	3,690
87	LPL Financial Holdings, Inc.	20,594
8	MSCI, Inc.	4,062
195	Nasdaq, Inc.	13,350

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
103	Raymond James Financial, Inc.	$12,041
		85,952

	Chemicals — 2.6%
294	CF Industries Holdings, Inc.	31,808
432	Corteva, Inc.	29,013
466	Dow, Inc.	23,752
91	FMC Corp.	11,888
147	LyondellBasell Industries N.V., Class A	12,497
191	Mosaic (The) Co.	9,798
115	RPM International, Inc.	11,916
		130,672

	Commercial Services & Supplies — 0.4%
16	Cintas Corp.	7,388
286	Rollins, Inc.	11,566
		18,954

	Communications Equipment — 2.0%
80	Arista Networks, Inc. (a)	11,144
828	Cisco Systems, Inc.	41,168
20	F5, Inc. (a)	3,092
475	Juniper Networks, Inc.	15,789
87	Motorola Solutions, Inc.	23,681
20	Ubiquiti, Inc.	6,001
		100,875

	Consumer Finance — 1.3%
633	Ally Financial, Inc.	17,097
235	Capital One Financial Corp.	24,261
24	Discover Financial Services	2,601
562	Synchrony Financial	21,120
		65,079

	Containers & Packaging — 0.4%
339	International Paper Co.	12,584
235	Westrock Co.	8,911
		21,495

	Distributors — 0.7%
147	Genuine Parts Co.	26,949
139	LKQ Corp.	7,552
		34,501

	Diversified Financial Services — 1.1%
164	Berkshire Hathaway, Inc., Class B (a)	52,250

	Diversified Telecommunication Services — 0.9%
1,695	AT&T, Inc.	32,680
2,248	Lumen Technologies, Inc.	12,296
		44,976

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 2.7%
318	Constellation Energy Corp.	$30,566
203	Evergy, Inc.	12,020
517	Exelon Corp.	21,389
334	FirstEnergy Corp.	13,774
676	NRG Energy, Inc.	28,696
879	PPL Corp.	25,948
44	Southern (The) Co.	2,976
		135,369

	Electrical Equipment — 0.2%
48	Hubbell, Inc.	12,195

	Electronic Equipment, Instruments & Components — 1.4%
179	Amphenol Corp., Class A	14,397
40	CDW Corp.	7,545
103	Keysight Technologies, Inc. (a)	18,632
207	TE Connectivity Ltd.	26,107
		66,681

	Entertainment — 0.2%
20	Electronic Arts, Inc.	2,615
103	Liberty Media Corp.-Liberty Formula One, Class C (a)	6,277
		8,892

	Equity Real Estate Investment Trusts — 3.4%
32	AvalonBay Communities, Inc.	5,597
171	Boston Properties, Inc.	12,326
207	Equity Residential	13,426
12	Essex Property Trust, Inc.	2,644
48	Extra Space Storage, Inc.	7,713
461	Gaming and Leisure Properties, Inc.	24,253
724	Host Hotels & Resorts, Inc.	13,713
357	Iron Mountain, Inc.	19,396
36	Mid-America Apartment Communities, Inc.	5,936
60	Public Storage	17,878
180	Regency Centers Corp.	11,957
733	Weyerhaeuser Co.	23,976
139	WP Carey, Inc.	10,953
		169,768

	Food & Staples Retailing — 2.3%
258	Albertsons Cos., Inc., Class A	5,405
36	Costco Wholesale Corp.	19,413
783	Kroger (The) Co.	38,516
159	Sysco Corp.	13,755
299	Walgreens Boots Alliance, Inc.	12,409
143	Walmart, Inc.	21,796
		111,294

	Food Products — 1.6%
266	Archer-Daniels-Midland Co.	25,935

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
342	General Mills, Inc.	$29,172
331	Tyson Foods, Inc., Class A	21,939
		77,046

	Health Care Equipment & Supplies — 1.1%
414	DENTSPLY SIRONA, Inc.	12,528
366	Hologic, Inc. (a)	27,874
195	Medtronic PLC	15,413
		55,815

	Health Care Providers & Services — 6.6%
60	AmerisourceBergen Corp.	10,242
131	Cardinal Health, Inc.	10,502
68	Centene Corp. (a)	5,920
115	Cigna Corp.	37,822
422	CVS Health Corp.	42,993
83	Elevance Health, Inc.	44,232
283	Henry Schein, Inc. (a)	22,900
40	Humana, Inc.	21,996
99	Laboratory Corp. of America Holdings	23,829
64	McKesson Corp.	24,428
163	Quest Diagnostics, Inc.	24,748
80	UnitedHealth Group, Inc.	43,821
95	Universal Health Services, Inc., Class B	12,431
		325,864

	Hotels, Restaurants & Leisure — 0.4%
4	Booking Holdings, Inc. (a)	8,318
40	McDonald’s Corp.	10,911
		19,229

	Household Durables — 2.7%
207	D.R. Horton, Inc.	17,802
318	Lennar Corp., Class A	27,930
12	NVR, Inc. (a)	55,668
437	PulteGroup, Inc.	19,569
72	Whirlpool Corp.	10,550
		131,519

	Household Products — 0.2%
119	Colgate-Palmolive Co.	9,220

	Independent Power and Renewable Electricity Producers — 0.3%
469	AES (The) Corp.	13,563

	Industrial Conglomerates — 0.6%
215	3M Co.	27,084

	Insurance — 5.3%
588	Aflac, Inc.	42,295
52	Allstate (The) Corp.	6,963

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
32	American Financial Group, Inc.	$4,551
457	American International Group, Inc.	28,841
28	Aon PLC, Class A	8,632
215	Arch Capital Group Ltd. (a)	12,881
68	Arthur J. Gallagher & Co.	13,539
20	Assurant, Inc.	2,564
44	Erie Indemnity Co., Class A	12,425
24	Globe Life, Inc.	2,879
350	Hartford Financial Services Group (The), Inc.	26,730
262	Loews Corp.	15,235
76	Marsh & McLennan Cos., Inc.	13,162
44	MetLife, Inc.	3,375
72	Principal Financial Group, Inc.	6,457
115	Progressive (The) Corp.	15,197
123	Prudential Financial, Inc.	13,288
16	Travelers (The) Cos., Inc.	3,037
322	W.R. Berkley Corp.	24,562
12	Willis Towers Watson PLC	2,954
		259,567

	Interactive Media & Services — 2.4%
1,061	Alphabet, Inc., Class A (a)	107,150
87	Meta Platforms, Inc., Class A (a)	10,275
		117,425

	Internet & Direct Marketing Retail — 0.8%
409	Amazon.com, Inc. (a)	39,485

	IT Services — 4.2%
24	Accenture PLC, Class A	7,222
123	Automatic Data Processing, Inc.	32,489
415	Cognizant Technology Solutions Corp., Class A	25,817
286	DXC Technology Co. (a)	8,486
72	Gartner, Inc. (a)	25,227
115	International Business Machines Corp.	17,124
64	Jack Henry & Associates, Inc.	12,118
32	Mastercard, Inc., Class A	11,405
183	Paychex, Inc.	22,697
414	SS&C Technologies Holdings, Inc.	22,257
1,588	Western Union (The) Co.	23,280
		208,122

	Machinery — 1.6%
60	Cummins, Inc.	15,070
95	Ingersoll Rand, Inc.	5,127
12	Nordson Corp.	2,838
36	Otis Worldwide Corp.	2,811
52	Pentair PLC	2,380
127	Snap-on, Inc.	30,556
103	Toro (The) Co.	11,432

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
99	Westinghouse Air Brake Technologies Corp.	$10,008
		80,222

	Media — 1.6%
958	Comcast Corp., Class A	35,101
771	Fox Corp., Class A	25,019
81	Interpublic Group of (The) Cos., Inc.	2,783
828	News Corp., Class A	15,856
		78,759

	Metals & Mining — 1.9%
60	Alcoa Corp.	3,008
270	Nucor Corp.	40,486
68	Reliance Steel & Aluminum Co.	14,368
346	Steel Dynamics, Inc.	35,960
		93,822

	Multiline Retail — 0.5%
32	Dollar General Corp.	8,182
64	Dollar Tree, Inc. (a)	9,618
52	Target Corp.	8,688
		26,488

	Multi-Utilities — 1.4%
290	CenterPoint Energy, Inc.	9,022
489	Consolidated Edison, Inc.	47,942
76	Sempra Energy	12,630
		69,594

	Oil, Gas & Consumable Fuels — 5.6%
167	Antero Resources Corp. (a)	6,104
52	APA Corp.	2,436
191	Chesapeake Energy Corp.	19,769
179	Chevron Corp.	32,813
147	ConocoPhillips	18,156
727	Coterra Energy, Inc.	20,291
167	Devon Energy Corp.	11,443
247	EQT Corp.	10,475
874	Exxon Mobil Corp.	97,311
151	HF Sinclair Corp.	9,413
445	Marathon Oil Corp.	13,630
167	Marathon Petroleum Corp.	20,342
4	Texas Pacific Land Corp.	10,370
36	Valero Energy Corp.	4,810
		277,363

	Pharmaceuticals — 3.3%
624	Bristol-Myers Squibb Co.	50,095
131	Eli Lilly & Co.	48,612
1,119	Pfizer, Inc.	56,095
543	Viatris, Inc.	5,989
		160,791

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 1.2%
219	Booz Allen Hamilton Holding Corp.	$23,302
131	CoStar Group, Inc. (a)	10,616
295	Robert Half International, Inc.	23,240
		57,158

	Real Estate Management & Development — 0.5%
335	CBRE Group, Inc., Class A (a)	26,666

	Road & Rail — 0.1%
12	Old Dominion Freight Line, Inc.	3,631

	Semiconductors & Semiconductor Equipment — 4.9%
302	Applied Materials, Inc.	33,099
80	Broadcom, Inc.	44,082
48	Enphase Energy, Inc. (a)	15,388
406	Intel Corp.	12,209
64	KLA Corp.	25,162
24	Lam Research Corp.	11,337
159	Microchip Technology, Inc.	12,591
175	Micron Technology, Inc.	10,089
8	Monolithic Power Systems, Inc.	3,056
231	ON Semiconductor Corp. (a)	17,371
203	Qorvo, Inc. (a)	20,148
231	QUALCOMM, Inc.	29,219
64	Teradyne, Inc.	5,981
		239,732

	Software — 5.4%
111	Aspen Technology, Inc. (a)	25,586
95	Cadence Design Systems, Inc. (a)	16,344
24	Fair Isaac Corp. (a)	14,873
21	Gen Digital, Inc.	482
12	Intuit, Inc.	4,891
681	Microsoft Corp.	173,751
8	Palo Alto Networks, Inc. (a)	1,359
95	PTC, Inc. (a)	12,085
56	Synopsys, Inc. (a)	19,014
		268,385

	Specialty Retail — 3.5%
12	Advance Auto Parts, Inc.	1,812
12	AutoZone, Inc. (a)	30,948
139	Bath & Body Works, Inc.	5,908
262	Best Buy Co., Inc.	22,349
76	Home Depot (The), Inc.	24,623
72	Lowe’s Cos., Inc.	15,304
12	O’Reilly Automotive, Inc. (a)	10,374
175	TJX (The) Cos., Inc.	14,009
64	Tractor Supply Co.	14,484
16	Ulta Beauty, Inc. (a)	7,437
203	Victoria’s Secret & Co. (a)	9,338

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
147	Williams-Sonoma, Inc.	$17,184
		173,770

	Technology Hardware, Storage & Peripherals — 7.1%
1,807	Apple, Inc.	267,490
294	Dell Technologies, Inc., Class C	13,168
950	HP, Inc.	28,538
350	NetApp, Inc.	23,664
375	Seagate Technology Holdings PLC	19,864
		352,724

	Textiles, Apparel & Luxury Goods — 1.0%
185	Ralph Lauren Corp.	20,927
628	Tapestry, Inc.	23,720
243	Under Armour, Inc., Class A (a)	2,430
		47,077

	Tobacco — 0.9%
600	Altria Group, Inc.	27,948
183	Philip Morris International, Inc.	18,240
		46,188

	Trading Companies & Distributors — 0.5%
48	Fastenal Co.	2,473
40	W.W. Grainger, Inc.	24,122
		26,595

	Wireless Telecommunication Services — 0.3%
99	T-Mobile US, Inc. (a)	14,995

	Total Common Stocks — 99.7%	4,928,067
	(Cost $4,755,344)

	Money Market Funds — 0.1%
5,662	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (b)	5,662
	(Cost $5,662)

	Total Investments — 99.8%	4,933,729
	(Cost $4,761,006)
	Net Other Assets and Liabilities — 0.2%	12,205
	Net Assets — 100.0%	$4,945,934

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2022.

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,928,067	$4,928,067	$—	$—
Money Market Funds	5,662	5,662	—	—
Total Investments	$4,933,729	$4,933,729	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 1.2%
44	Curtiss-Wright Corp.	$7,773
123	Parsons Corp. (a)	6,088
		13,861

	Air Freight & Logistics — 0.1%
7	C.H. Robinson Worldwide, Inc.	702

	Auto Components — 0.2%
19	Visteon Corp. (a)	2,789

	Automobiles — 0.6%
79	Thor Industries, Inc.	6,805

	Banks — 4.2%
164	Bank OZK	7,569
148	Cathay General Bancorp	6,877
34	Commerce Bancshares, Inc.	2,547
25	Cullen/Frost Bankers, Inc.	3,627
198	CVB Financial Corp.	5,679
237	F.N.B. Corp.	3,342
59	International Bancshares Corp.	3,108
75	Popular, Inc.	5,476
51	Prosperity Bancshares, Inc.	3,854
173	United Bankshares, Inc.	7,420
		49,499

	Beverages — 0.4%
20	Celsius Holdings, Inc. (a)	2,227
53	National Beverage Corp.	2,731
		4,958

	Biotechnology — 2.9%
1	Emergent BioSolutions, Inc. (a)	12
413	Exelixis, Inc. (a)	7,054
78	Halozyme Therapeutics, Inc. (a)	4,466
5	Karuna Therapeutics, Inc. (a)	1,177
74	Neurocrine Biosciences, Inc. (a)	9,403
42	United Therapeutics Corp. (a)	11,755
		33,867

	Building Products — 3.3%
20	Advanced Drainage Systems, Inc.	1,945
225	Builders FirstSource, Inc. (a)	14,384
17	Carlisle Cos., Inc.	4,473
10	Fortune Brands Home & Security, Inc.	653
102	Owens Corning	9,062
100	UFP Industries, Inc.	8,186
		38,703

	Capital Markets — 1.9%
7	FactSet Research Systems, Inc.	3,229
192	Federated Hermes, Inc.	7,288
47	Interactive Brokers Group, Inc., Class A	3,774
140	Janus Henderson Group PLC	3,541

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
108	Jefferies Financial Group, Inc.	$4,103
		21,935

	Chemicals — 2.4%
35	Ashland, Inc.	3,915
85	Chemours (The) Co.	2,639
237	Huntsman Corp.	6,584
166	Olin Corp.	9,459
56	RPM International, Inc.	5,803
		28,400

	Commercial Services & Supplies — 0.2%
100	HNI Corp.	2,900

	Communications Equipment — 2.3%
50	Calix, Inc. (a)	3,565
75	Ciena Corp. (a)	3,372
9	F5, Inc. (a)	1,391
173	Juniper Networks, Inc.	5,751
71	Lumentum Holdings, Inc. (a)	3,901
232	NetScout Systems, Inc. (a)	8,649
		26,629

	Construction & Engineering — 2.9%
62	AECOM	5,270
5	Comfort Systems USA, Inc.	634
45	Dycom Industries, Inc. (a)	4,101
49	EMCOR Group, Inc.	7,590
182	Fluor Corp. (a)	6,117
23	Valmont Industries, Inc.	7,789
56	WillScot Mobile Mini Holdings Corp. (a)	2,700
		34,201

	Consumer Finance — 0.8%
112	Ally Financial, Inc.	3,025
401	Navient Corp.	6,645
		9,670

	Diversified Consumer Services — 0.7%
6	Grand Canyon Education, Inc. (a)	678
186	H&R Block, Inc.	8,130
		8,808

	Diversified Financial Services — 0.5%
97	Voya Financial, Inc.	6,400

	Diversified Telecommunication Services — 1.0%
279	EchoStar Corp., Class A (a)	4,855
69	Iridium Communications, Inc. (a)	3,664
673	Lumen Technologies, Inc.	3,681
		12,200

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 1.5%
168	NRG Energy, Inc.	$7,132
273	OGE Energy Corp.	11,045
		18,177

	Electrical Equipment — 2.4%
17	Acuity Brands, Inc.	3,201
44	Atkore, Inc. (a)	5,375
817	GrafTech International Ltd.	4,412
38	Hubbell, Inc.	9,654
143	nVent Electric PLC	5,721
		28,363

	Electronic Equipment, Instruments & Components — 4.1%
42	Arrow Electronics, Inc. (a)	4,567
161	Avnet, Inc.	7,272
89	Belden, Inc.	7,159
59	IPG Photonics Corp. (a)	5,371
64	Jabil, Inc.	4,620
105	National Instruments Corp.	4,307
52	Sanmina Corp. (a)	3,437
422	Vishay Intertechnology, Inc.	9,723
54	Vontier Corp.	1,060
2	Zebra Technologies Corp., Class A (a)	541
		48,057

	Entertainment — 0.7%
98	World Wrestling Entertainment, Inc., Class A	7,828

	Equity Real Estate Investment Trusts — 6.6%
242	Brixmor Property Group, Inc.	5,610
285	Corporate Office Properties Trust	7,915
240	Cousins Properties, Inc.	6,331
26	First Industrial Realty Trust, Inc.	1,314
199	Highwoods Properties, Inc.	5,930
420	Hudson Pacific Properties, Inc.	4,855
100	Iron Mountain, Inc.	5,433
83	Kilroy Realty Corp.	3,587
558	Medical Properties Trust, Inc.	7,321
170	National Retail Properties, Inc.	7,881
360	Omega Healthcare Investors, Inc.	10,901
162	PotlatchDeltic Corp.	7,742
43	Regency Centers Corp.	2,857
		77,677

	Food & Staples Retailing — 0.9%
129	Albertsons Cos., Inc., Class A	2,703
246	Sprouts Farmers Market, Inc. (a)	8,445
		11,148

	Food Products — 2.0%
182	Flowers Foods, Inc.	5,469
95	Hostess Brands, Inc. (a)	2,508

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
5	J.M. Smucker (The) Co.	$770
15	Lancaster Colony Corp.	3,107
121	Pilgrim’s Pride Corp. (a)	3,165
98	Post Holdings, Inc. (a)	9,174
		24,193

	Gas Utilities — 1.8%
169	National Fuel Gas Co.	11,193
29	ONE Gas, Inc.	2,521
201	UGI Corp.	7,769
		21,483

	Health Care Equipment & Supplies — 3.0%
168	DENTSPLY SIRONA, Inc.	5,084
60	Enovis Corp. (a)	3,248
153	Envista Holdings Corp. (a)	5,220
85	Haemonetics Corp. (a)	7,251
9	Inspire Medical Systems, Inc. (a)	2,174
10	iRhythm Technologies, Inc. (a)	1,091
42	Lantheus Holdings, Inc. (a)	2,607
25	Merit Medical Systems, Inc. (a)	1,800
23	QuidelOrtho Corp. (a)	2,015
21	Shockwave Medical, Inc. (a)	5,326
		35,816

	Health Care Providers & Services — 4.9%
5	Amedisys, Inc. (a)	455
79	AMN Healthcare Services, Inc. (a)	9,772
70	Cardinal Health, Inc.	5,612
6	Chemed Corp.	3,120
6	DaVita, Inc. (a)	442
109	Enhabit, Inc. (a)	1,560
119	Henry Schein, Inc. (a)	9,630
24	Molina Healthcare, Inc. (a)	8,083
197	Option Care Health, Inc. (a)	5,932
41	Patterson Cos., Inc.	1,166
163	Premier, Inc., Class A	5,436
47	Universal Health Services, Inc., Class B	6,150
		57,358

	Household Durables — 2.5%
72	Meritage Homes Corp. (a)	6,222
149	PulteGroup, Inc.	6,672
314	Taylor Morrison Home Corp. (a)	9,543
64	Toll Brothers, Inc.	3,066
153	Tri Pointe Homes, Inc. (a)	2,821
11	Whirlpool Corp.	1,612
		29,936

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.4%
74	Clearway Energy, Inc., Class C	$2,623
79	Vistra Corp.	1,922
		4,545

	Insurance — 4.0%
25	American Financial Group, Inc.	3,555
134	Brighthouse Financial, Inc. (a)	7,469
152	CNO Financial Group, Inc.	3,569
23	Erie Indemnity Co., Class A	6,495
15	First American Financial Corp.	820
24	Kinsale Capital Group, Inc.	7,397
137	Loews Corp.	7,967
166	Old Republic International Corp.	4,067
150	Unum Group	6,327
		47,666

	Internet & Direct Marketing Retail — 0.1%
529	Qurate Retail, Inc., Series A (a)	1,243

	IT Services — 1.9%
80	DXC Technology Co. (a)	2,374
40	Euronet Worldwide, Inc. (a)	3,718
40	ExlService Holdings, Inc. (a)	7,488
23	Genpact Ltd.	1,060
3	Maximus, Inc.	211
482	Western Union (The) Co.	7,066
		21,917

	Leisure Products — 0.2%
118	Mattel, Inc. (a)	2,151

	Life Sciences Tools & Services — 0.3%
4	Medpace Holdings, Inc. (a)	840
76	Syneos Health, Inc. (a)	2,681
		3,521

	Machinery — 2.8%
66	Allison Transmission Holdings, Inc.	2,957
14	Crane Holdings Co.	1,483
7	Franklin Electric Co., Inc.	583
240	Kennametal, Inc.	6,341
36	Lincoln Electric Holdings, Inc.	5,324
25	Snap-on, Inc.	6,015
56	Timken (The) Co.	4,255
38	Toro (The) Co.	4,217
11	Watts Water Technologies, Inc., Class A	1,743
		32,918

	Media — 1.0%
43	Interpublic Group of (The) Cos., Inc.	1,477
12	John Wiley & Sons, Inc., Class A	569
36	Nexstar Media Group, Inc.	6,824

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
166	TEGNA, Inc.	$3,277
		12,147

	Metals & Mining — 4.7%
143	Cleveland-Cliffs, Inc. (a)	2,214
74	Commercial Metals Co.	3,642
90	Reliance Steel & Aluminum Co.	19,016
230	Steel Dynamics, Inc.	23,904
249	United States Steel Corp.	6,546
		55,322

	Multiline Retail — 1.4%
23	Dillard’s, Inc., Class A	8,273
335	Macy’s, Inc.	7,873
		16,146

	Oil, Gas & Consumable Fuels — 4.0%
51	Chesapeake Energy Corp.	5,278
20	Chord Energy Corp.	3,051
219	Coterra Energy, Inc.	6,112
20	Denbury, Inc. (a)	1,795
133	EQT Corp.	5,641
117	HF Sinclair Corp.	7,294
21	Magnolia Oil & Gas Corp., Class A	548
248	Marathon Oil Corp.	7,596
35	PBF Energy, Inc., Class A	1,392
63	PDC Energy, Inc.	4,682
53	Peabody Energy Corp. (a)	1,693
93	Range Resources Corp.	2,685
		47,767

	Paper & Forest Products — 0.6%
108	Louisiana-Pacific Corp.	6,890

	Personal Products — 0.6%
163	Nu Skin Enterprises, Inc., Class A	6,799

	Pharmaceuticals — 0.6%
24	Organon & Co.	625
98	Prestige Consumer Healthcare, Inc. (a)	6,023
		6,648

	Professional Services — 2.8%
16	ASGN, Inc. (a)	1,450
1	CACI International, Inc., Class A (a)	312
23	FTI Consulting, Inc. (a)	3,975
31	Insperity, Inc.	3,675
75	KBR, Inc.	3,875
80	ManpowerGroup, Inc.	7,002
37	Robert Half International, Inc.	2,915
41	Science Applications International Corp.	4,514
79	TriNet Group, Inc. (a)	5,725
		33,443

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)

	Real Estate Management & Development — 0.7%
46	Jones Lang LaSalle, Inc. (a)	$7,736

	Road & Rail — 2.2%
159	Knight-Swift Transportation Holdings, Inc.	8,813
22	Landstar System, Inc.	3,806
242	Schneider National, Inc., Class B	6,234
156	Werner Enterprises, Inc.	6,861
		25,714

	Semiconductors & Semiconductor Equipment — 2.5%
99	Cirrus Logic, Inc. (a)	7,396
72	Lattice Semiconductor Corp. (a)	5,244
31	MKS Instruments, Inc.	2,600
59	Qorvo, Inc. (a)	5,856
74	Rambus, Inc. (a)	2,840
91	Semtech Corp. (a)	2,797
26	Synaptics, Inc. (a)	2,755
		29,488

	Software — 2.8%
5	Appfolio, Inc., Class A (a)	570
18	Aspen Technology, Inc. (a)	4,149
177	Box, Inc., Class A (a)	4,859
23	CommVault Systems, Inc. (a)	1,518
55	Dropbox, Inc., Class A (a)	1,296
13	Fair Isaac Corp. (a)	8,056
23	Gen Digital, Inc.	528
81	InterDigital, Inc.	4,064
16	Manhattan Associates, Inc. (a)	2,015
26	Qualys, Inc. (a)	3,206
14	SPS Commerce, Inc. (a)	1,992
35	Teradata Corp. (a)	1,195
		33,448

	Specialty Retail — 4.9%
119	Aaron’s (The) Co., Inc.	1,451
3	Advance Auto Parts, Inc.	453
109	AutoNation, Inc. (a)	13,506
31	Bath & Body Works, Inc.	1,317
98	Dick’s Sporting Goods, Inc.	11,719
79	Foot Locker, Inc.	3,144
27	Murphy USA, Inc.	7,987
56	Penske Automotive Group, Inc.	7,081
57	Victoria’s Secret & Co. (a)	2,622
70	Williams-Sonoma, Inc.	8,183
		57,463

	Technology Hardware, Storage & Peripherals — 0.8%
40	NetApp, Inc.	2,704

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
95	Pure Storage, Inc., Class A (a)	$2,773
47	Super Micro Computer, Inc. (a)	4,241
		9,718

	Textiles, Apparel & Luxury Goods — 1.4%
58	Capri Holdings Ltd. (a)	3,326
11	Deckers Outdoor Corp. (a)	4,388
86	PVH Corp.	5,778
11	Ralph Lauren Corp.	1,244
42	Tapestry, Inc.	1,586
		16,322

	Thrifts & Mortgage Finance — 1.8%
172	Essent Group Ltd.	6,895
432	MGIC Investment Corp.	5,931
42	PennyMac Financial Services, Inc.	2,506
275	Radian Group, Inc.	5,382
		20,714

	Trading Companies & Distributors — 1.2%
31	Applied Industrial Technologies, Inc.	4,107
14	MSC Industrial Direct Co., Inc., Class A	1,202
208	Univar Solutions, Inc. (a)	6,891
6	Watsco, Inc.	1,614
		13,814

	Total Common Stocks — 99.7%	1,175,903
	(Cost $1,193,812)

	Money Market Funds — 0.1%
1,879	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (b)	1,879
	(Cost $1,879)

	Total Investments — 99.8%	1,177,782
	(Cost $1,195,691)
	Net Other Assets and Liabilities — 0.2%	1,966
	Net Assets — 100.0%	$1,179,748

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2022.

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,175,903	$1,175,903	$—	$—
Money Market Funds	1,879	1,879	—	—
Total Investments	$1,177,782	$1,177,782	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 0.3%
248	Parsons Corp. (a)	$12,276

	Air Freight & Logistics — 0.5%
112	Forward Air Corp.	12,585
164	Hub Group, Inc., Class A (a)	13,801
		26,386

	Auto Components — 0.5%
383	Modine Manufacturing Co. (a)	8,108
252	Patrick Industries, Inc.	14,095
		22,203

	Automobiles — 0.3%
212	Winnebago Industries, Inc.	12,421

	Banks — 6.7%
116	BancFirst Corp.	11,825
683	BankUnited, Inc.	25,080
839	Berkshire Hills Bancorp, Inc.	26,160
275	City Holding Co.	28,028
995	CVB Financial Corp.	28,536
80	Dime Community Bancshares, Inc.	2,854
862	First BanCorp	13,257
343	Hancock Whitney Corp.	18,810
363	Heritage Financial Corp.	11,943
427	Hilltop Holdings, Inc.	12,725
751	HomeStreet, Inc.	20,502
263	NBT Bancorp, Inc.	12,140
899	Northwest Bancshares, Inc.	13,746
431	OFG Bancorp	12,486
307	Popular, Inc.	22,417
160	Preferred Bank	12,094
192	Stock Yards Bancorp, Inc.	14,212
220	TriCo Bancshares	11,990
339	Trustmark Corp.	12,401
367	WesBanco, Inc.	14,845
		326,051

	Beverages — 0.3%
112	MGP Ingredients, Inc.	14,007

	Biotechnology — 5.7%
752	Alkermes PLC (a)	18,635
228	Amicus Therapeutics, Inc. (a)	2,759
80	Anika Therapeutics, Inc. (a)	2,523
411	Arcutis Biotherapeutics, Inc. (a)	7,082
1,920	Catalyst Pharmaceuticals, Inc. (a)	32,198
547	Chinook Therapeutics, Inc. (a)	12,390
527	Deciphera Pharmaceuticals, Inc. (a)	8,385
826	Dynavax Technologies Corp. (a)	10,251
651	Eagle Pharmaceuticals, Inc. (a)	23,644
40	Enanta Pharmaceuticals, Inc. (a)	1,752
303	Halozyme Therapeutics, Inc. (a)	17,350
2,367	Ironwood Pharmaceuticals, Inc. (a)	28,664
40	Karuna Therapeutics, Inc. (a)	9,412
168	Prometheus Biosciences, Inc. (a)	6,906

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
870	REGENXBIO, Inc. (a)	$20,793
255	Rhythm Pharmaceuticals, Inc. (a)	6,826
419	Syndax Pharmaceuticals, Inc. (a)	10,039
2,307	Vanda Pharmaceuticals, Inc. (a)	25,169
631	Vir Biotechnology, Inc. (a)	17,807
531	Xencor, Inc. (a)	15,781
		278,366

	Building Products — 1.2%
44	Advanced Drainage Systems, Inc.	4,279
747	Insteel Industries, Inc.	22,029
395	UFP Industries, Inc.	32,335
		58,643

	Capital Markets — 1.1%
511	Blucora, Inc. (a)	12,801
395	Donnelley Financial Solutions, Inc. (a)	15,081
367	Federated Hermes, Inc.	13,931
68	Houlihan Lokey, Inc.	6,688
48	Piper Sandler Cos.	6,896
		55,397

	Chemicals — 0.8%
467	American Vanguard Corp.	10,741
228	Cabot Corp.	16,785
267	LSB Industries, Inc. (a)	4,120
80	Sensient Technologies Corp.	5,977
		37,623

	Communications Equipment — 2.5%
543	ADTRAN Holdings, Inc.	11,007
216	Calix, Inc. (a)	15,401
136	Clearfield, Inc. (a)	17,900
387	Digi International, Inc. (a)	16,436
723	Extreme Networks, Inc. (a)	15,161
463	Harmonic, Inc. (a)	7,102
1,050	NetScout Systems, Inc. (a)	39,144
		122,151

	Construction & Engineering — 1.4%
295	Comfort Systems USA, Inc.	37,395
128	EMCOR Group, Inc.	19,827
387	Fluor Corp. (a)	13,007
		70,229

	Consumer Finance — 1.2%
291	Encore Capital Group, Inc. (a)	14,667
391	Enova International, Inc. (a)	15,773
1,625	Navient Corp.	26,926
72	PRA Group, Inc. (a)	2,475
		59,841

	Diversified Consumer Services — 1.7%
24	Grand Canyon Education, Inc. (a)	2,714

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
591	H&R Block, Inc.	$25,832
1,993	Laureate Education, Inc.	20,887
2,280	Perdoceo Education Corp. (a)	32,718
		82,151

	Diversified Financial Services — 0.6%
675	Cannae Holdings, Inc. (a)	15,640
379	Jackson Financial, Inc., Class A	14,155
		29,795

	Diversified Telecommunication Services — 0.4%
1,106	EchoStar Corp., Class A (a)	19,244

	Electric Utilities — 1.3%
263	Hawaiian Electric Industries, Inc.	10,804
603	Otter Tail Corp.	35,957
331	Portland General Electric Co.	16,295
		63,056

	Electrical Equipment — 2.1%
32	Acuity Brands, Inc.	6,025
271	Atkore, Inc. (a)	33,103
283	Encore Wire Corp.	41,349
4,164	GrafTech International Ltd.	22,486
		102,963

	Electronic Equipment, Instruments & Components — 3.6%
60	Badger Meter, Inc.	6,949
232	Belden, Inc.	18,662
299	CTS Corp.	12,707
643	Knowles Corp. (a)	10,031
248	Methode Electronics, Inc.	11,329
291	PC Connection, Inc.	16,165
741	Sanmina Corp. (a)	48,973
311	ScanSource, Inc. (a)	9,286
859	TTM Technologies, Inc. (a)	13,804
1,242	Vishay Intertechnology, Inc.	28,616
		176,522

	Energy Equipment & Services — 0.3%
216	Helmerich & Payne, Inc.	11,033
579	RPC, Inc.	5,362
		16,395

	Equity Real Estate Investment Trusts — 4.5%
244	CareTrust REIT, Inc.	4,831
459	Equity Commonwealth	12,434
483	Four Corners Property Trust, Inc.	13,109
379	Getty Realty Corp.	12,515
411	Highwoods Properties, Inc.	12,248

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,082	Hudson Pacific Properties, Inc.	$12,508
603	LTC Properties, Inc.	23,692
447	National Health Investors, Inc.	25,148
1,349	Office Properties Income Trust	20,626
12	Park Hotels & Resorts, Inc.	154
2,032	Piedmont Office Realty Trust, Inc., Class A	21,153
535	PotlatchDeltic Corp.	25,568
760	Retail Opportunity Investments Corp.	11,590
806	SITE Centers Corp.	10,953
319	Tanger Factory Outlet Centers, Inc.	6,205
299	Urban Edge Properties	4,703
		217,437

	Food & Staples Retailing — 2.9%
172	BJ’s Wholesale Club Holdings, Inc. (a)	12,941
64	Grocery Outlet Holding Corp. (a)	1,937
387	Ingles Markets, Inc., Class A	39,126
791	SpartanNash Co.	25,984
571	Sprouts Farmers Market, Inc. (a)	19,603
449	Weis Markets, Inc.	39,157
		138,748

	Food Products — 0.8%
435	Cal-Maine Foods, Inc.	25,352
479	Hostess Brands, Inc. (a)	12,645
		37,997

	Gas Utilities — 0.3%
152	ONE Gas, Inc.	13,216

	Health Care Equipment & Supplies — 4.7%
1,011	AngioDynamics, Inc. (a)	13,093
922	Avanos Medical, Inc. (a)	24,802
315	Cutera, Inc. (a)	14,988
395	Enovis Corp. (a)	21,381
40	Globus Medical, Inc., Class A (a)	2,956
164	Haemonetics Corp. (a)	13,991
140	Inspire Medical Systems, Inc. (a)	33,820
604	Lantheus Holdings, Inc. (a)	37,496
88	Neogen Corp. (a)	1,457
84	Orthofix Medical, Inc. (a)	1,511
216	QuidelOrtho Corp. (a)	18,924
104	Shockwave Medical, Inc. (a)	26,374
140	TransMedics Group, Inc. (a)	8,662
359	Varex Imaging Corp. (a)	7,625
		227,080

	Health Care Providers & Services — 3.3%
80	Addus HomeCare Corp. (a)	8,822
20	Amedisys, Inc. (a)	1,822

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
315	AMN Healthcare Services, Inc. (a)	$38,965
80	CorVel Corp. (a)	12,238
144	Cross Country Healthcare, Inc. (a)	5,152
467	Fulgent Genetics, Inc. (a)	16,938
914	Option Care Health, Inc. (a)	27,521
655	Owens & Minor, Inc.	13,500
802	Pediatrix Medical Group, Inc. (a)	12,816
667	Premier, Inc., Class A	22,244
		160,018

	Health Care Technology — 1.2%
1,510	Allscripts Healthcare Solutions, Inc. (a)	28,600
400	Evolent Health, Inc., Class A (a)	11,516
503	NextGen Healthcare, Inc. (a)	10,462
205	Simulations Plus, Inc.	8,321
		58,899

	Household Durables — 3.3%
44	Cavco Industries, Inc. (a)	10,104
736	Ethan Allen Interiors, Inc.	20,939
1,066	Green Brick Partners, Inc. (a)	25,776
411	M.D.C. Holdings, Inc.	13,329
259	M/I Homes, Inc. (a)	11,702
172	Meritage Homes Corp. (a)	14,862
387	Skyline Champion Corp. (a)	20,120
978	Taylor Morrison Home Corp. (a)	29,721
739	Tri Pointe Homes, Inc. (a)	13,627
		160,180

	Insurance — 3.1%
319	American Equity Investment Life Holding Co.	12,923
463	Brighthouse Financial, Inc. (a)	25,808
611	CNO Financial Group, Inc.	14,346
349	Employers Holdings, Inc.	16,218
88	Kinsale Capital Group, Inc.	27,122
112	RLI Corp.	14,568
263	Safety Insurance Group, Inc.	24,128
184	Selective Insurance Group, Inc.	17,686
		152,799

	Interactive Media & Services — 0.2%
515	Cars.com, Inc. (a)	7,612
32	Ziff Davis, Inc. (a)	2,952
		10,564

	IT Services — 1.7%
283	CSG Systems International, Inc.	17,501
204	ExlService Holdings, Inc. (a)	38,189
1,211	International Money Express, Inc. (a)	26,303
		81,993

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 0.5%
1,449	Smith & Wesson Brands, Inc.	$17,055
327	Vista Outdoor, Inc. (a)	9,146
		26,201

	Life Sciences Tools & Services — 0.3%
16	AbCellera Biologics, Inc. (a)	206
683	Maravai LifeSciences Holdings, Inc., Class A (a)	10,163
20	Medpace Holdings, Inc. (a)	4,198
53	OmniAb, Inc. (a) (b) (c) (d)	0
53	OmniAb, Inc. (a) (b) (c) (d)	0
48	Syneos Health, Inc. (a)	1,693
		16,260

	Machinery — 1.9%
60	Hillenbrand, Inc.	3,000
681	Mueller Industries, Inc.	46,832
180	SPX Technologies, Inc. (a)	12,042
220	Titan International, Inc. (a)	3,153
523	Wabash National Corp.	13,112
92	Watts Water Technologies, Inc., Class A	14,577
		92,716

	Marine — 1.3%
443	Eagle Bulk Shipping, Inc.	22,792
1,202	Genco Shipping & Trading Ltd.	17,826
339	Matson, Inc.	21,615
		62,233

	Media — 0.4%
419	Scholastic Corp.	17,229
132	Sinclair Broadcast Group, Inc., Class A	2,450
		19,679

	Metals & Mining — 2.7%
188	Alcoa Corp.	9,424
204	Alpha Metallurgical Resources, Inc.	34,931
687	Ryerson Holding Corp.	20,260
391	Schnitzer Steel Industries, Inc., Class A	13,423
958	TimkenSteel Corp. (a)	17,914
918	Warrior Met Coal, Inc.	33,801
		129,753

	Multiline Retail — 1.2%
92	Dillard’s, Inc., Class A	33,092
1,022	Macy’s, Inc.	24,017
		57,109

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 6.8%
263	Arch Resources, Inc.	$40,699
399	California Resources Corp.	18,107
172	Chesapeake Energy Corp.	17,802
188	Chord Energy Corp.	28,676
447	Civitas Resources, Inc.	30,110
200	CONSOL Energy, Inc.	15,490
68	CVR Energy, Inc.	2,506
48	Denbury, Inc. (a)	4,309
826	Dorian LPG Ltd.	16,082
64	Golar LNG Ltd. (a)	1,604
28	Gulfport Energy Corp. (a)	2,271
72	International Seaways, Inc.	3,102
767	Magnolia Oil & Gas Corp., Class A	20,003
244	Murphy Oil Corp.	11,517
228	Ovintiv, Inc.	12,713
216	PBF Energy, Inc., Class A	8,590
339	PDC Energy, Inc.	25,195
307	Peabody Energy Corp. (a)	9,806
371	REX American Resources Corp. (a)	10,948
395	SandRidge Energy, Inc. (a)	8,058
56	Scorpio Tankers, Inc.	2,857
228	SM Energy Co.	9,829
431	Talos Energy, Inc. (a)	8,469
583	Teekay Tankers Ltd., Class A (a)	19,670
		328,413

	Paper & Forest Products — 0.8%
569	Louisiana-Pacific Corp.	36,302

	Personal Products — 1.7%
705	elf Beauty, Inc. (a)	38,747
104	Inter Parfums, Inc.	9,910
112	Medifast, Inc.	14,118
335	USANA Health Sciences, Inc. (a)	18,438
96	Veru, Inc. (a)	545
		81,758

	Pharmaceuticals — 3.2%
1,203	Amphastar Pharmaceuticals, Inc. (a)	35,476
120	Axsome Therapeutics, Inc. (a)	8,675
343	Corcept Therapeutics, Inc. (a)	8,671
267	Harmony Biosciences Holdings, Inc. (a)	15,959
331	Innoviva, Inc. (a)	4,346
196	Intra-Cellular Therapies, Inc. (a)	10,627
252	Ligand Pharmaceuticals, Inc. (a)	18,371
267	Prestige Consumer Healthcare, Inc. (a)	16,410
1,114	SIGA Technologies, Inc.	10,226
740	Supernus Pharmaceuticals, Inc. (a)	27,173
		155,934

	Professional Services — 2.4%
555	CBIZ, Inc. (a)	27,556

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
770	Heidrick & Struggles International, Inc.	$22,869
347	Huron Consulting Group, Inc. (a)	27,017
184	Kforce, Inc.	10,869
511	Korn Ferry	29,142
		117,453

	Real Estate Management & Development — 1.2%
1,006	Anywhere Real Estate, Inc. (a)	7,596
2,767	Douglas Elliman, Inc.	11,400
651	Marcus & Millichap, Inc.	24,243
487	RMR Group (The), Inc., Class A	14,079
		57,318

	Road & Rail — 2.0%
463	ArcBest Corp.	38,323
1,477	Daseke, Inc. (a)	8,611
818	Heartland Express, Inc.	13,693
583	Marten Transport Ltd.	12,424
986	Schneider National, Inc., Class B	25,399
		98,450

	Semiconductors & Semiconductor Equipment — 4.0%
379	Axcelis Technologies, Inc. (a)	30,267
200	Cirrus Logic, Inc. (a)	14,942
587	Cohu, Inc. (a)	21,026
176	Diodes, Inc. (a)	16,232
84	Impinj, Inc. (a)	10,714
507	Kulicke & Soffa Industries, Inc.	24,311
208	Lattice Semiconductor Corp. (a)	15,149
1,116	Photronics, Inc. (a)	20,981
371	Rambus, Inc. (a)	14,239
451	Semtech Corp. (a)	13,864
124	Synaptics, Inc. (a)	13,140
		194,865

	Software — 1.1%
124	A10 Networks, Inc.	2,320
312	Box, Inc., Class A (a)	8,565
200	CommVault Systems, Inc. (a)	13,200
208	InterDigital, Inc.	10,435
60	Model N, Inc. (a)	2,333
97	Qualys, Inc. (a)	11,962
28	SPS Commerce, Inc. (a)	3,983
64	Teradata Corp. (a)	2,186
		54,984

	Specialty Retail — 3.3%
623	Aaron’s (The) Co., Inc.	7,594
363	Abercrombie & Fitch Co., Class A (a)	8,705
204	Academy Sports & Outdoors, Inc.	10,298
511	Big 5 Sporting Goods Corp.	6,342

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
112	Buckle (The), Inc.	$4,922
351	Caleres, Inc.	8,480
124	Children’s Place (The), Inc. (a)	4,402
76	Citi Trends, Inc. (a)	2,297
587	Designer Brands, Inc., Class A	8,981
44	Genesco, Inc. (a)	2,297
72	Group 1 Automotive, Inc.	13,920
160	Haverty Furniture Cos., Inc.	5,045
48	Hibbett, Inc.	3,200
663	MarineMax, Inc. (a)	21,899
108	Murphy USA, Inc.	31,947
80	Signet Jewelers Ltd.	5,200
711	Zumiez, Inc. (a)	16,531
		162,060

	Technology Hardware, Storage & Peripherals — 0.8%
371	Avid Technology, Inc. (a)	10,417
303	Super Micro Computer, Inc. (a)	27,340
		37,757

	Textiles, Apparel & Luxury Goods — 1.1%
519	G-III Apparel Group Ltd. (a)	11,226
56	Kontoor Brands, Inc.	2,433
563	Movado Group, Inc.	18,123
140	Oxford Industries, Inc.	15,800
48	PVH Corp.	3,225
60	Steven Madden Ltd.	2,073
		52,880

	Thrifts & Mortgage Finance — 2.3%
683	Essent Group Ltd.	27,382
2,252	Kearny Financial Corp.	21,777
1,018	MGIC Investment Corp.	13,977
271	Mr. Cooper Group, Inc. (a)	12,238
208	PennyMac Financial Services, Inc.	12,409
1,289	Radian Group, Inc.	25,226
		113,009

	Trading Companies & Distributors — 1.9%
28	Applied Industrial Technologies, Inc.	3,710
271	BlueLinx Holdings, Inc. (a)	18,807
553	Boise Cascade Co.	40,944
48	Rush Enterprises, Inc., Class A	2,474
108	Veritiv Corp.	14,530
96	WESCO International, Inc. (a)	12,376
		92,841

	Wireless Telecommunication Services — 0.2%
359	United States Cellular Corp. (a)	7,632

Shares	Description	Value

	Total Common Stocks — 99.6%	$4,840,258
	(Cost $4,492,366)

	Money Market Funds — 0.2%
9,296	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (e)	9,296
	(Cost $9,296)

	Total Investments — 99.8%	4,849,554
	(Cost $4,501,662)
	Net Other Assets and Liabilities — 0.2%	8,882
	Net Assets — 100.0%	$4,858,436

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At November 30, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(e)	Rate shown reflects yield as of November 30, 2022.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$16,260	$16,260	$—	$—	**
Other Industry Categories*	4,823,998	4,823,998	—	—
Money Market Funds	9,296	9,296	—	—
Total Investments	$4,849,554	$4,849,554	$—	$—	**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 96.3%
	Aerospace & Defense — 3.3%
499	AeroVironment, Inc. (a)	$45,903
101	Northrop Grumman Corp.	53,862
		99,765

	Automobiles — 0.8%
120	Tesla, Inc. (a)	23,364

	Biotechnology — 16.8%
235	Alnylam Pharmaceuticals, Inc. (a)	51,839
324	Apellis Pharmaceuticals, Inc. (a)	16,177
1,442	Arcus Biosciences, Inc. (a)	50,715
750	BioMarin Pharmaceutical, Inc. (a)	75,735
3,500	Coherus Biosciences, Inc. (a)	24,010
448	Intellia Therapeutics, Inc. (a)	23,054
1,181	Myovant Sciences Ltd. (a)	31,722
101	Regeneron Pharmaceuticals, Inc. (a)	75,922
804	REGENXBIO, Inc. (a)	19,215
377	Seagen, Inc. (a)	45,764
1,200	SpringWorks Therapeutics, Inc. (a)	29,016
200	Vertex Pharmaceuticals, Inc. (a)	63,280
		506,449

	Capital Markets — 0.6%
300	Tradeweb Markets, Inc., Class A	18,438

	Communications Equipment — 4.3%
162	Arista Networks, Inc. (a)	22,567
499	Ciena Corp. (a)	22,435
200	F5, Inc. (a)	30,922
200	Motorola Solutions, Inc.	54,440
		130,364

	Construction & Engineering — 1.8%
599	MasTec, Inc. (a)	54,407

	Diversified Telecommunication Services — 1.1%
2,599	Radius Global Infrastructure, Inc., Class A (a)	32,903

	Electrical Equipment — 2.8%
1,000	Bloom Energy Corp., Class A (a)	21,290
100	Generac Holdings, Inc. (a)	10,552
349	Schneider Electric SE (EUR) (b)	51,539
		83,381

	Electronic Equipment, Instruments & Components — 5.8%
400	Keysight Technologies, Inc. (a)	72,356
250	TE Connectivity Ltd.	31,530
799	Trimble, Inc. (a)	47,741
90	Zebra Technologies Corp., Class A (a)	24,325
		175,952

	Entertainment — 1.5%
326	Activision Blizzard, Inc.	24,108

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
200	Take-Two Interactive Software, Inc. (a)	$21,138
		45,246

	Health Care Equipment & Supplies — 4.9%
180	Align Technology, Inc. (a)	35,399
212	Dexcom, Inc. (a)	24,651
693	Globus Medical, Inc., Class A (a)	51,206
68	Intuitive Surgical, Inc. (a)	18,386
898	Outset Medical, Inc. (a)	18,930
		148,572

	Health Care Providers & Services — 1.6%
599	Castle Biosciences, Inc. (a)	14,131
400	Fulgent Genetics, Inc. (a)	14,508
350	Guardant Health, Inc. (a)	18,319
		46,958

	Industrial Conglomerates — 2.7%
599	Siemens AG (EUR) (b)	83,073

	Interactive Media & Services — 4.0%
900	Alphabet, Inc., Class C (a)	91,305
999	ZoomInfo Technologies, Inc. (a)	28,571
		119,876

	Internet & Direct Marketing Retail — 5.0%
1,317	Amazon.com, Inc. (a)	127,143
180	Etsy, Inc. (a)	23,776
		150,919

	IT Services — 5.7%
15	Adyen N.V. (EUR) (a) (b) (c) (d)	23,630
448	Block, Inc. (a)	30,361
120	MongoDB, Inc. (a)	18,323
366	PayPal Holdings, Inc. (a)	28,698
1,508	Switch, Inc., Class A	51,649
374	Twilio, Inc., Class A (a)	18,333
		170,994

	Life Sciences Tools & Services — 1.8%
999	Cytek Biosciences, Inc. (a)	12,877
75	Thermo Fisher Scientific, Inc.	42,017
		54,894

	Media — 1.0%
599	Trade Desk (The), Inc., Class A (a)	31,232

	Road & Rail — 2.9%
2,995	Uber Technologies, Inc. (a)	87,274

	Semiconductors & Semiconductor Equipment — 8.6%
1,249	Allegro MicroSystems, Inc. (a)	38,894

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
175	Enphase Energy, Inc. (a)	$56,103
374	NVIDIA Corp.	63,292
200	NXP Semiconductors N.V.	35,168
1,150	Rambus, Inc. (a)	44,137
200	Synaptics, Inc. (a)	21,194
		258,788

	Software — 19.3%
100	Adobe, Inc. (a)	34,493
125	Aspen Technology, Inc. (a)	28,812
352	Autodesk, Inc. (a)	71,086
234	Crowdstrike Holdings, Inc., Class A (a)	27,530
300	Datadog, Inc., Class A (a)	22,734
110	Intuit, Inc.	44,835
598	Microsoft Corp.	152,574
3,890	Palantir Technologies, Inc., Class A (a)	29,175
136	ServiceNow, Inc. (a)	56,617
449	Sprout Social, Inc., Class A (a)	26,626
281	Workday, Inc., Class A (a)	47,180
266	Workiva, Inc. (a)	21,429
133	Zscaler, Inc. (a)	17,748
		580,839
	Total Common Stocks — 96.3%	2,903,688
	(Cost $3,512,883)

	Money Market Funds — 3.7%
111,063	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (e)	111,063
	(Cost $111,063)

	Total Investments — 100.0%	3,014,751
	(Cost $3,623,946)
	Net Other Assets and Liabilities — (0.0)%	(658)
	Net Assets — 100.0%	$3,014,093

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At November 30, 2022, securities noted as such are valued at $158,242 or 5.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of November 30, 2022.

Currency Exposure Diversification	% of Total Investments
USD	94.8%
EUR	5.2
Total	100.0%

Currency Abbreviations:
EUR	-	Euro
USD	-	United States Dollar

First Trust Innovation Leaders ETF (ILDR)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electrical Equipment	$83,381	$31,842	$51,539	$—
Industrial Conglomerates	83,073	—	83,073	—
IT Services	170,994	147,364	23,630	—
Other Industry Categories*	2,566,240	2,566,240	—	—
Money Market Funds	111,063	111,063	—	—
Total Investments	$3,014,751	$2,856,509	$158,242	$—

* See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Communications Equipment — 5.7%
2,818	Arista Networks, Inc. (a)	$392,547
12,986	Cisco Systems, Inc.	645,664
		1,038,211

	Electronic Equipment, Instruments & Components — 5.9%
4,642	Amphenol Corp., Class A	373,356
257	CDW Corp.	48,480
9,323	Corning, Inc.	318,194
1,928	Keysight Technologies, Inc. (a)	348,756
		1,088,786

	Interactive Media & Services — 7.1%
7,253	Alphabet, Inc., Class A (a)	732,480
4,827	Meta Platforms, Inc., Class A (a)	570,069
		1,302,549

	IT Services — 19.8%
484	Akamai Technologies, Inc. (a)	45,912
1,798	Automatic Data Processing, Inc.	474,924
253	Broadridge Financial Solutions, Inc.	37,725
106	EPAM Systems, Inc. (a)	39,069
3,983	Fidelity National Information Services, Inc.	289,086
209	FleetCor Technologies, Inc. (a)	41,006
151	Gartner, Inc. (a)	52,906
3,589	International Business Machines Corp.	534,402
225	Jack Henry & Associates, Inc.	42,604
2,440	Mastercard, Inc., Class A	869,616
2,746	Paychex, Inc.	340,586
3,951	Visa, Inc., Class A	857,367
		3,625,203

	Media — 2.2%
911	Charter Communications, Inc., Class A (a)	356,465
656	Omnicom Group, Inc.	52,323
		408,788

	Semiconductors & Semiconductor Equipment — 34.3%
6,317	Advanced Micro Devices, Inc. (a)	490,389
2,693	Analog Devices, Inc.	462,954
4,481	Applied Materials, Inc.	491,117
1,266	Broadcom, Inc.	697,604
1,193	Enphase Energy, Inc. (a)	382,464
1,047	KLA Corp.	411,628
866	Lam Research Corp.	409,081
5,125	Microchip Technology, Inc.	405,849
106	Monolithic Power Systems, Inc.	40,488
5,826	NVIDIA Corp.	985,934
4,745	ON Semiconductor Corp. (a)	356,824
4,098	QUALCOMM, Inc.	518,356

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
538	Teradyne, Inc.	$50,276
3,209	Texas Instruments, Inc.	579,096
		6,282,060

	Software — 20.3%
1,556	Adobe, Inc. (a)	536,711
1,718	Autodesk, Inc. (a)	346,950
2,037	Cadence Design Systems, Inc. (a)	350,446
6,902	Fortinet, Inc. (a)	366,910
1,133	Intuit, Inc.	461,799
3,050	Microsoft Corp.	778,177
1,995	Palo Alto Networks, Inc. (a)	338,951
128	Paycom Software, Inc. (a)	43,405
188	Paylocity Holding Corp. (a)	40,952
383	PTC, Inc. (a)	48,721
1,071	Synopsys, Inc. (a)	363,647
121	Tyler Technologies, Inc. (a)	41,472
		3,718,141

	Technology Hardware, Storage & Peripherals — 4.3%
5,020	Apple, Inc.	743,111
608	NetApp, Inc.	41,107
		784,218
	Total Common Stocks — 99.6%	18,247,956
	(Cost $18,824,313)

	Money Market Funds — 0.3%
48,461	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (b)	48,461
	(Cost $48,461)

	Total Investments — 99.9%	18,296,417
	(Cost $18,872,774)
	Net Other Assets and Liabilities — 0.1%	11,088
	Net Assets — 100.0%	$18,307,505

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2022.

First Trust Expanded Technology ETF (XPND)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,247,956	$18,247,956	$—	$—
Money Market Funds	48,461	48,461	—	—
Total Investments	$18,296,417	$18,296,417	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2022 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 97.3%
	Aerospace & Defense — 0.7%
3,300	Raytheon Technologies Corp.	$325,776

	Automobiles — 0.7%
1,833	Tesla, Inc. (a)	356,885

	Beverages — 1.6%
1,395	Constellation Brands, Inc., Class A	359,003
3,984	Monster Beverage Corp. (a)	409,794
		768,797

	Biotechnology — 1.5%
4,503	Sarepta Therapeutics, Inc. (a)	553,013
1,315	Seagen, Inc. (a)	159,628
		712,641

	Building Products — 1.0%
2,583	Fortune Brands Home & Security, Inc.	168,773
5,188	Johnson Controls International PLC	344,691
		513,464

	Chemicals — 0.7%
1,444	Sherwin-Williams (The) Co.	359,816

	Commercial Services & Supplies — 0.5%
1,748	Republic Services, Inc.	243,479

	Communications Equipment — 0.8%
1,508	Motorola Solutions, Inc.	410,478

	Construction & Engineering — 0.6%
5,900	WillScot Mobile Mini Holdings Corp. (a)	284,439

	Consumer Finance — 0.8%
2,338	American Express Co.	368,445

	Electronic Equipment, Instruments & Components — 1.7%
3,549	Amphenol Corp., Class A	285,446
1,854	CDW Corp.	349,739
5,095	Corning, Inc.	173,892
		809,077

	Entertainment — 5.9%
3,766	Netflix, Inc. (a)	1,150,626
13,456	Sea Ltd., ADR (a)	785,427
1,940	Walt Disney (The) Co. (a)	189,868
22,402	Warner Music Group Corp., Class A	767,716
		2,893,637

	Equity Real Estate Investment Trusts — 0.9%
1,103	Alexandria Real Estate Equities, Inc.	171,638
3,711	Equity LifeStyle Properties, Inc.	246,484
		418,122

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 7.3%
2,293	Align Technology, Inc. (a)	$450,941
3,597	Baxter International, Inc.	203,339
17,994	Dexcom, Inc. (a)	2,092,342
5,190	Edwards Lifesciences Corp. (a)	400,928
3,385	Hologic, Inc. (a)	257,802
686	Teleflex, Inc.	160,606
		3,565,958

	Health Care Providers & Services — 2.3%
684	Laboratory Corp. of America Holdings	164,639
11,723	R1 RCM, Inc. (a)	106,093
1,526	UnitedHealth Group, Inc.	835,882
		1,106,614

	Hotels, Restaurants & Leisure — 2.3%
5,440	Airbnb, Inc., Class A (a)	555,642
85	Booking Holdings, Inc. (a)	176,753
237	Chipotle Mexican Grill, Inc. (a)	385,589
		1,117,984

	Insurance — 0.7%
1,568	Chubb Ltd.	344,317

	Interactive Media & Services — 4.7%
12,467	Alphabet, Inc., Class A (a)	1,259,042
3,432	Alphabet, Inc., Class C (a)	348,176
13,342	Match Group, Inc. (a)	674,572
		2,281,790

	Internet & Direct Marketing Retail — 7.0%
30,297	Amazon.com, Inc. (a)	2,924,872
8,631	DoorDash, Inc., Class A (a)	502,756
		3,427,628

	IT Services — 15.0%
18,493	Block, Inc. (a)	1,253,271
13,509	Cloudflare, Inc., Class A (a)	663,832
2,280	Concentrix Corp.	279,026
1,080	FleetCor Technologies, Inc. (a)	211,896
1,678	Global Payments, Inc.	174,143
1,688	GoDaddy, Inc., Class A (a)	133,571
1,958	Mastercard, Inc., Class A	697,831
22,904	Shopify, Inc., Class A (a)	936,316
5,030	Snowflake, Inc., Class A (a)	718,787
10,341	Visa, Inc., Class A	2,243,997
		7,312,670

	Life Sciences Tools & Services — 1.8%
6,858	10X Genomics, Inc., Class A (a)	265,130
950	Danaher Corp.	259,740

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
667	Thermo Fisher Scientific, Inc.	$373,667
		898,537

	Machinery — 1.1%
1,225	Deere & Co.	540,225

	Media — 0.8%
999	Charter Communications, Inc., Class A (a)	390,899

	Oil, Gas & Consumable Fuels — 0.5%
1,053	Pioneer Natural Resources Co.	248,497

	Personal Products — 0.9%
1,828	Estee Lauder (The) Cos., Inc., Class A	431,024

	Pharmaceuticals — 1.4%
1,895	Eli Lilly & Co.	703,197

	Professional Services — 2.7%
16,230	CoStar Group, Inc. (a)	1,315,279

	Road & Rail — 1.9%
31,714	Uber Technologies, Inc. (a)	924,146

	Semiconductors & Semiconductor Equipment — 6.4%
3,574	Advanced Micro Devices, Inc. (a)	277,450
2,547	Entegris, Inc.	196,858
1,687	Lam Research Corp.	796,905
4,542	Marvell Technology, Inc.	211,294
6,701	NVIDIA Corp.	1,134,010
2,709	Texas Instruments, Inc.	488,866
		3,105,383

	Software — 15.1%
5,995	Atlassian Corp., Class A (a)	788,642
5,803	Datadog, Inc., Class A (a)	439,751
2,499	Intuit, Inc.	1,018,568
8,319	Microsoft Corp.	2,122,510
1,681	Palo Alto Networks, Inc. (a)	285,602
472	Paycom Software, Inc. (a)	160,055
2,211	Salesforce, Inc. (a)	354,313
5,344	ServiceNow, Inc. (a)	2,224,707
		7,394,148

	Specialty Retail — 2.3%
8,002	Floor & Decor Holdings, Inc., Class A (a)	597,189
6,889	TJX (The) Cos., Inc.	551,465
		1,148,654

	Technology Hardware, Storage & Peripherals — 4.0%
12,070	Apple, Inc.	1,786,722

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
2,272	NetApp, Inc.	$153,610
		1,940,332

	Textiles, Apparel & Luxury Goods — 1.7%
885	Lululemon Athletica, Inc. (a)	336,574
4,334	NIKE, Inc., Class B	475,397
		811,971
	Total Common Stocks — 97.3%	47,474,309
	(Cost $68,338,953)

	Money Market Funds — 2.7%
1,313,066	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (b)	1,313,066
	(Cost $1,313,066)

	Total Investments — 100.0%	48,787,375
	(Cost $69,652,019)
	Net Other Assets and Liabilities — 0.0%	2,310
	Net Assets — 100.0%	$48,789,685

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2022.

ADR	-	American Depositary Receipt

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments,

valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows:

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$47,474,309	$47,474,309	$—	$—
Money Market Funds	1,313,066	1,313,066	—	—
Total Investments	$48,787,375	$48,787,375	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.9%
	Banks — 8.7%
4,990	Signature Bank	$696,105
27,504	Silvergate Capital Corp., Class A (a)	754,435
		1,450,540

	Capital Markets — 35.3%
107	BlackRock, Inc.	76,612
55,458	Coinbase Global, Inc., Class A (a)	2,536,094
709,455	Galaxy Digital Holdings Ltd. (CAD) (a)	2,273,167
5,659	Interactive Brokers Group, Inc., Class A	454,418
59,857	Robinhood Markets, Inc., Class A (a)	574,029
		5,914,320

	Consumer Finance — 3.5%
122,235	SoFi Technologies, Inc. (a)	590,395

	Interactive Media & Services — 6.6%
5,464	Alphabet, Inc., Class C (a)	554,323
4,665	Meta Platforms, Inc., Class A (a)	550,936
		1,105,259

	Internet & Direct Marketing Retail — 2.2%
301	MercadoLibre, Inc. (a)	280,227
3,420	Overstock.com, Inc. (a)	91,040
		371,267

	IT Services — 15.5%
11,026	Block, Inc. (a)	747,232
1,675	Cloudflare, Inc., Class A (a)	82,309
1,427	Mastercard, Inc., Class A	508,583
7,811	PayPal Holdings, Inc. (a)	612,461
3,253	Shopify, Inc., Class A (a)	132,983
2,346	Visa, Inc., Class A	509,082
		2,592,650

	Semiconductors & Semiconductor Equipment — 5.2%
6,735	Advanced Micro Devices, Inc. (a)	522,838
130	ASML Holding N.V.	79,056
1,059	Microchip Technology, Inc.	83,862
584	NVIDIA Corp.	98,830
477	Texas Instruments, Inc.	86,080
		870,666

	Software — 21.9%
507	Bill.com Holdings, Inc. (a)	61,053
2,939	HashiCorp, Inc., Class A (a)	80,234
278	HubSpot, Inc. (a)	84,242
11,821	Marathon Digital Holdings, Inc. (a)	74,709
15,801	MicroStrategy, Inc., Class A (a)	3,130,020
15,452	Riot Blockchain, Inc. (a)	71,852

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
4,184	Unity Software, Inc. (a)	$165,310
		3,667,420
	Total Common Stocks — 98.9%	16,562,517
	(Cost $38,554,398)

	Money Market Funds — 0.1%
10,811	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (b)	10,811
	(Cost $10,811)

	Total Investments — 99.0%	16,573,328
	(Cost $38,565,209)
	Net Other Assets and Liabilities — 1.0%	166,440
	Net Assets — 100.0%	$16,739,768

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2022.

Currency Abbreviation:

CAD - Canadian Dollar

Country Allocation*	% of Total Long-Term Investments
United States	85.0%
Cayman Islands	13.7
Canada	0.8
Netherlands	0.5
Total	100.0%

* Portfolio securities are categorized based upon their country of incorporation.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows:

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$16,562,517	$16,562,517	$—	$—
Money Market Funds	10,811	10,811	—	—
Total Investments	$16,573,328	$16,573,328	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks — 97.2%
	Aerospace & Defense — 4.0%
199	AeroVironment, Inc. (a)	$18,306
209	Axon Enterprise, Inc. (a)	38,462
106	HEICO Corp., Class A	13,439
897	Kratos Defense & Security Solutions, Inc. (a)	8,540
831	Leonardo DRS, Inc. (a)	8,401
122	Parsons Corp. (a)	6,039
		93,187

	Air Freight & Logistics — 0.4%
123	Hub Group, Inc., Class A (a)	10,350

	Auto Components — 1.4%
45	Fox Factory Holding Corp. (a)	4,774
79	Gentherm, Inc. (a)	5,656
150	Visteon Corp. (a)	22,020
		32,450

	Banks — 0.3%
141	Hancock Whitney Corp.	7,732

	Beverages — 3.6%
230	Celsius Holdings, Inc. (a)	25,608
692	Duckhorn Portfolio (The), Inc. (a)	11,114
366	MGP Ingredients, Inc.	45,772
		82,494

	Biotechnology — 5.8%
92	Apellis Pharmaceuticals, Inc. (a)	4,594
507	Crinetics Pharmaceuticals, Inc. (a)	9,060
135	Cytokinetics, Inc. (a)	5,737
793	Exelixis, Inc. (a)	13,544
746	Halozyme Therapeutics, Inc. (a)	42,716
28	Karuna Therapeutics, Inc. (a)	6,589
200	Merus N.V. (a)	3,070
402	Nuvalent, Inc., Class A (a)	13,218
361	Relay Therapeutics, Inc. (a)	6,707
143	Vaxcyte, Inc. (a)	6,587
589	Xenon Pharmaceuticals, Inc. (a)	21,722
		133,544

	Building Products — 0.8%
38	AAON, Inc.	3,012
311	AZEK (The) Co., Inc. (a)	6,015
203	Trex Co., Inc. (a)	9,315
		18,342

	Capital Markets — 0.9%
23	MarketAxess Holdings, Inc.	6,162
107	Piper Sandler Cos.	15,372
		21,534

	Chemicals — 1.2%
276	Aspen Aerogels, Inc. (a)	3,329
95	Balchem Corp.	13,376

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
371	Livent Corp. (a)	$10,384
		27,089

	Commercial Services & Supplies — 2.1%
373	Driven Brands Holdings, Inc. (a)	11,343
299	Montrose Environmental Group, Inc. (a)	13,802
160	Ritchie Bros Auctioneers, Inc.	8,776
87	Tetra Tech, Inc.	13,449
		47,370

	Communications Equipment — 3.0%
417	Calix, Inc. (a)	29,732
97	Clearfield, Inc. (a)	12,767
215	Digi International, Inc. (a)	9,131
559	Extreme Networks, Inc. (a)	11,722
404	Harmonic, Inc. (a)	6,198
		69,550

	Construction & Engineering — 4.8%
337	Ameresco, Inc., Class A (a)	22,080
115	Comfort Systems USA, Inc.	14,577
115	Dycom Industries, Inc. (a)	10,481
92	EMCOR Group, Inc.	14,251
351	Fluor Corp. (a)	11,797
36	Valmont Industries, Inc.	12,192
550	WillScot Mobile Mini Holdings Corp. (a)	26,516
		111,894

	Consumer Finance — 2.6%
144	Encore Capital Group, Inc. (a)	7,258
1,529	EZCORP, Inc., Class A (a)	15,321
248	FirstCash Holdings, Inc.	23,277
445	PRA Group, Inc. (a)	15,299
		61,155

	Diversified Consumer Services — 0.4%
119	Bright Horizons Family Solutions, Inc. (a)	8,830

	Diversified Telecommunication Services — 0.5%
221	Iridium Communications, Inc. (a)	11,735

	Electrical Equipment — 0.7%
536	Shoals Technologies Group, Inc., Class A (a)	15,528

	Electronic Equipment, Instruments & Components — 2.6%
98	Badger Meter, Inc.	11,350
162	Cognex Corp.	8,064
109	Fabrinet (a)	14,542
265	National Instruments Corp.	10,870

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
589	nLight, Inc. (a)	$6,397
73	Plexus Corp. (a)	8,046
		59,269

	Energy Equipment & Services — 1.9%
256	Cactus, Inc., Class A	13,924
106	ChampionX Corp.	3,269
322	Patterson-UTI Energy, Inc.	5,780
320	ProFrac Holding Corp., Class A (a)	7,545
1,009	TechnipFMC PLC (a)	12,512
		43,030

	Entertainment — 0.4%
120	World Wrestling Entertainment, Inc., Class A	9,586

	Equity Real Estate Investment Trusts — 0.4%
95	Ryman Hospitality Properties, Inc.	8,695

	Food & Staples Retailing — 1.3%
499	Chefs’ Warehouse (The), Inc. (a)	19,386
169	Performance Food Group Co. (a)	10,306
		29,692

	Food Products — 1.1%
464	Hostess Brands, Inc. (a)	12,250
791	Mission Produce, Inc. (a)	12,569
		24,819

	Health Care Equipment & Supplies — 5.3%
207	Axonics, Inc. (a)	14,175
95	Inari Medical, Inc. (a)	6,990
66	Inspire Medical Systems, Inc. (a)	15,944
26	Insulet Corp. (a)	7,784
72	iRhythm Technologies, Inc. (a)	7,852
77	Lantheus Holdings, Inc. (a)	4,780
480	Neogen Corp. (a)	7,949
189	NuVasive, Inc. (a)	7,341
174	Omnicell, Inc. (a)	8,980
197	PROCEPT BioRobotics Corp. (a)	8,451
41	Shockwave Medical, Inc. (a)	10,398
70	STAAR Surgical Co. (a)	3,998
225	Tandem Diabetes Care, Inc. (a)	9,461
142	TransMedics Group, Inc. (a)	8,785
		122,888

	Health Care Providers & Services — 2.9%
306	Acadia Healthcare Co., Inc. (a)	27,252
151	AMN Healthcare Services, Inc. (a)	18,679
270	HealthEquity, Inc. (a)	17,140
95	Option Care Health, Inc. (a)	2,860
		65,931

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 0.6%
334	HealthStream, Inc. (a)	$8,484
248	Schrodinger, Inc. (a)	4,464
		12,948

	Hotels, Restaurants & Leisure — 4.2%
137	Dave & Buster’s Entertainment, Inc. (a)	5,433
388	Everi Holdings, Inc. (a)	6,487
220	Papa John’s International, Inc.	18,317
710	Playa Hotels & Resorts N.V. (a)	4,367
92	Texas Roadhouse, Inc.	9,137
262	Wingstop, Inc.	43,364
497	Xponential Fitness, Inc., Class A (a)	11,004
		98,109

	Insurance — 2.9%
101	Kinsale Capital Group, Inc.	31,129
182	Palomar Holdings, Inc. (a)	11,419
49	RenaissanceRe Holdings Ltd.	9,256
375	Ryan Specialty Holdings, Inc. (a)	15,105
		66,909

	Internet & Direct Marketing Retail — 1.5%
1,403	aka Brands Holding Corp. (a)	2,525
923	Farfetch Ltd., Class A (a)	7,846
370	Revolve Group, Inc. (a)	9,775
321	Xometry, Inc., Class A (a)	13,556
		33,702

	IT Services — 2.9%
64	ExlService Holdings, Inc. (a)	11,981
206	Flywire Corp. (a)	4,468
78	Globant S.A. (a)	14,616
172	Maximus, Inc.	12,092
1,546	Payoneer Global, Inc. (a)	8,348
205	Toast, Inc., Class A (a)	3,764
68	WEX, Inc. (a)	11,501
		66,770

	Life Sciences Tools & Services — 3.5%
246	Alpha Teknova, Inc. (a)	1,161
221	Azenta, Inc.	13,307
270	BioLife Solutions, Inc. (a)	5,716
160	Bio-Techne Corp.	13,598
71	ICON PLC (a)	15,296
42	Medpace Holdings, Inc. (a)	8,815
597	OmniAb, Inc. (a)	2,113
46	OmniAb, Inc. (a) (b) (c) (d)	0
46	OmniAb, Inc. (a) (b) (c) (d)	0
106	Repligen Corp. (a)	18,957

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
71	Syneos Health, Inc. (a)	$2,505
		81,468

	Machinery — 3.6%
131	Chart Industries, Inc. (a)	18,732
284	Evoqua Water Technologies Corp. (a)	12,351
225	Kornit Digital Ltd. (a)	5,769
71	Lindsay Corp.	12,531
75	RBC Bearings, Inc. (a)	17,773
249	Shyft Group (The), Inc.	6,108
158	SPX Technologies, Inc. (a)	10,570
		83,834

	Marine — 0.2%
75	Kirby Corp. (a)	5,234

	Metals & Mining — 0.8%
440	ATI, Inc. (a)	13,424
180	MP Materials Corp. (a)	5,985
		19,409

	Oil, Gas & Consumable Fuels — 5.1%
525	Cameco Corp.	12,800
128	Civitas Resources, Inc.	8,622
72	Denbury, Inc. (a)	6,463
191	Excelerate Energy, Inc., Class A	5,417
432	Golar LNG Ltd. (a)	10,830
625	Magnolia Oil & Gas Corp., Class A	16,300
294	Matador Resources Co.	19,510
1,771	Southwestern Energy Co. (a)	12,255
747	Viper Energy Partners, L.P.	24,673
		116,870

	Personal Products — 1.6%
764	BellRing Brands, Inc. (a)	19,031
324	elf Beauty, Inc. (a)	17,807
		36,838

	Pharmaceuticals — 2.7%
108	Axsome Therapeutics, Inc. (a)	7,807
392	DICE Therapeutics, Inc. (a)	13,646
122	Ligand Pharmaceuticals, Inc. (a)	8,894
272	Pacira BioSciences, Inc. (a)	13,124
419	Supernus Pharmaceuticals, Inc. (a)	15,386
157	Ventyx Biosciences, Inc. (a)	4,551
		63,408

	Professional Services — 1.3%
1	Exponent, Inc.	103
58	FTI Consulting, Inc. (a)	10,024
115	ICF International, Inc.	12,463
142	KBR, Inc.	7,337
		29,927

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 0.2%
17	Saia, Inc. (a)	$4,141

	Semiconductors & Semiconductor Equipment — 4.5%
160	Ambarella, Inc. (a)	11,872
186	Axcelis Technologies, Inc. (a)	14,854
195	Impinj, Inc. (a)	24,872
118	Lattice Semiconductor Corp. (a)	8,594
262	Maxeon Solar Technologies Ltd. (a)	6,031
146	Onto Innovation, Inc. (a)	11,673
127	Power Integrations, Inc.	10,221
118	Rambus, Inc. (a)	4,529
58	Semtech Corp. (a)	1,783
72	Silicon Laboratories, Inc. (a)	10,471
		104,900

	Software — 9.7%
25	Aspen Technology, Inc. (a)	5,813
301	Box, Inc., Class A (a)	8,262
426	Clear Secure, Inc., Class A	13,240
225	CyberArk Software Ltd. (a)	33,541
120	Descartes Systems Group (The), Inc. (a)	8,334
492	EngageSmart, Inc. (a)	8,349
292	Envestnet, Inc. (a)	17,234
117	Five9, Inc. (a)	7,501
119	Guidewire Software, Inc. (a)	7,058
188	Manhattan Associates, Inc. (a)	23,677
193	Model N, Inc. (a)	7,504
55	Paylocity Holding Corp. (a)	11,981
372	PROS Holdings, Inc. (a)	8,861
215	Q2 Holdings, Inc. (a)	5,848
103	Qualys, Inc. (a)	12,702
240	Rapid7, Inc. (a)	7,056
179	SPS Commerce, Inc. (a)	25,465
11	Tyler Technologies, Inc. (a)	3,770
331	Varonis Systems, Inc. (a)	7,030
		223,226

	Specialty Retail — 1.8%
31	Five Below, Inc. (a)	4,987
96	Floor & Decor Holdings, Inc., Class A (a)	7,164
363	Leslie’s, Inc. (a)	5,300
57	Murphy USA, Inc.	16,861
665	Sportsman’s Warehouse Holdings, Inc. (a)	6,530
		40,842

	Textiles, Apparel & Luxury Goods — 0.2%
39	Crocs, Inc. (a)	3,939

	Trading Companies & Distributors — 1.5%
103	Applied Industrial Technologies, Inc.	13,646
357	Core & Main, Inc., Class A (a)	7,426

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
105	SiteOne Landscape Supply, Inc. (a)	$13,181
		34,253
	Total Common Stocks — 97.2%	2,243,421
	(Cost $2,279,436)

	Money Market Funds — 2.8%
64,692	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.58% (e)	64,692
	(Cost $64,692)

	Total Investments — 100.0%	2,308,113
	(Cost $2,344,128)
	Net Other Assets and Liabilities — (0.0)%	(975)
	Net Assets — 100.0%	$2,307,138

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At November 30, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs).
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(e)	Rate shown reflects yield as of November 30, 2022.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

Portfolio of Investments (Continued)
November 30, 2022 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yields curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of November 30, 2022 is as follows:

	Total Value at 11/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$81,468	$81,468	$—	$—	**
Other Industry Categories*	2,161,953	2,161,953	—	—
Money Market Funds	64,692	64,692	—	—
Total Investments	$2,308,113	$2,308,113	$—	$—	**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.